UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2009

Item 1:	Schedule of Investments

Vanguard Long-Term Investment-Grade Fund

Schedule of Investments

As of April 30, 2009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (4.4%)
U.S. Government Securities (2.4%)
	U.S. Treasury Bond	3.500%	2/15/39	81,000	73,520
	U.S. Treasury STRIPS	0.00%	2/15/36	217,000	71,814

					145,334
Agency Bonds and Notes (2.0%)
[1]	Federal Home Loan Bank	5.500%	7/15/36	52,000	56,040
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	18,000	21,957
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	36,000	45,407

					123,404
Conventional Mortgage-Backed Securities (0.0%)
[1,2]	Federal National Mortgage Assn.	15.500%	10/1/12		1

Total U.S. Government and Agency Obligations (Cost $268,643)					268,739
Corporate Bonds (82.4%)
Finance (24.2%)
	Banking (16.0%)
	Abbey National PLC	7.950%	10/26/29	15,000	12,587
	Banc One Corp.	7.750%	7/15/25	25,000	23,358
	Banc One Corp.	7.625%	10/15/26	20,000	19,350
	Banc One Corp.	8.000%	4/29/27	15,000	14,580
	Bank of America Corp.	5.650%	5/1/18	5,000	4,075
	Bank of America Corp.	6.800%	3/15/28	35,000	23,379
	Bank of America Corp.	6.000%	10/15/36	60,000	42,136
	BB&T Corp.	5.250%	11/1/19	20,000	17,450
	Bear Stearns Co., Inc.	7.250%	2/1/18	15,000	15,382
	Citigroup, Inc.	6.125%	5/15/18	15,000	12,449
	Citigroup, Inc.	6.625%	1/15/28	25,000	19,818
	Citigroup, Inc.	6.625%	6/15/32	38,000	21,915
	Citigroup, Inc.	5.875%	2/22/33	10,000	5,949
	Citigroup, Inc.	6.000%	10/31/33	16,900	8,943
	Citigroup, Inc.	5.850%	12/11/34	16,500	12,907
	Citigroup, Inc.	6.125%	8/25/36	11,335	6,747
	Citigroup, Inc.	5.875%	5/29/37	15,000	10,935
	Comerica Bank	5.200%	8/22/17	12,000	8,647
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	38,000	39,056
	Goldman Sachs Group, Inc.	6.150%	4/1/18	7,000	6,608
	Goldman Sachs Group, Inc.	7.500%	2/15/19	20,240	20,893
	Goldman Sachs Group, Inc.	6.125%	2/15/33	55,725	48,087
	Goldman Sachs Group, Inc.	6.450%	5/1/36	25,000	18,068
	Goldman Sachs Group, Inc.	6.750%	10/1/37	66,660	50,058
[3]	HBOS Treasury Services PLC	6.000%	11/1/33	41,500	21,865
	HSBC Bank USA	5.875%	11/1/34	50,700	45,665
	HSBC Bank USA	5.625%	8/15/35	28,000	24,017

	HSBC Holdings PLC	7.625%	5/17/32	21,200	18,963
	HSBC Holdings PLC	6.500%	9/15/37	5,000	4,357
	HSBC Holdings PLC	6.800%	6/1/38	38,000	34,323
	JPMorgan Chase & Co.	6.300%	4/23/19	10,000	9,902
	JPMorgan Chase & Co.	6.400%	5/15/38	81,000	79,200
	Mellon Funding Corp.	5.500%	11/15/18	8,800	7,745
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	11,000	9,238
	Merrill Lynch & Co., Inc.	6.875%	11/15/18	16,000	13,391
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	10,000	5,895
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	15,000	8,800
	Merrill Lynch & Co., Inc.	7.750%	5/14/38	11,000	7,590
	Morgan Stanley Dean Witter	6.625%	4/1/18	21,360	20,419
	Morgan Stanley Dean Witter	7.250%	4/1/32	28,750	26,213
	National City Corp.	6.875%	5/15/19	15,000	12,892
	Royal Bank of Scotland Group PLC	4.700%	7/3/18	26,125	14,641
	SunTrust Banks, Inc.	5.400%	4/1/20	10,000	7,448
	Wachovia Bank NA	5.850%	2/1/37	20,700	14,390
	Wachovia Bank NA	6.600%	1/15/38	49,925	38,689
	Wachovia Corp.	6.605%	10/1/25	30,000	22,562
	Wachovia Corp.	5.500%	8/1/35	10,730	6,528
	Wells Fargo & Co.	5.375%	2/7/35	37,000	27,874
	Wells Fargo Bank NA	5.950%	8/26/36	22,670	17,637

	Finance Companies (2.4%)
	General Electric Capital Corp.	6.750%	3/15/32	117,095	91,789
	General Electric Capital Corp.	5.875%	1/14/38	32,905	23,190
	General Electric Capital Corp.	6.875%	1/10/39	37,685	29,776

	Insurance (5.6%)
	ACE INA Holdings, Inc.	6.700%	5/15/36	30,000	25,586
	Aetna, Inc.	6.750%	12/15/37	10,000	8,659
	Allstate Corp.	5.550%	5/9/35	14,075	9,438
	Allstate Corp.	5.950%	4/1/36	8,000	5,607
	American General Corp.	6.625%	2/15/29	23,000	7,849
	American Re Corp.	7.450%	12/15/26	8,500	7,284
	AXA Financial, Inc.	7.000%	4/1/28	34,910	25,188
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	27,500	14,357
[3]	John Hancock Mutual Life Insurance Co.	7.375%	2/15/24	30,000	29,553
[3]	Liberty Mutual Insurance Co.	8.500%	5/15/25	28,335	20,607
	Lincoln National Corp.	6.150%	4/7/36	13,900	7,506
[2,3]	Massachusetts Mutual Life	7.625%	11/15/23	15,970	14,420
	MetLife, Inc.	6.375%	6/15/34	15,000	11,350
	MetLife, Inc.	5.700%	6/15/35	5,000	3,543
[3]	Metropolitan Life Insurance Co.	7.800%	11/1/25	35,000	30,957
[3]	New York Life Insurance	5.875%	5/15/33	60,275	47,535
	Principal Financial Group, Inc.	6.050%	10/15/36	11,500	6,572

	Prudential Financial, Inc.	5.750%	7/15/33	13,000	7,130
	Prudential Financial, Inc.	5.400%	6/13/35	10,000	5,101
	Travelers Property Casualty Corp.	7.750%	4/15/26	25,000	23,776
	UnitedHealth Group, Inc.	5.800%	3/15/36	17,000	12,740
	WellPoint Inc.	7.000%	2/15/19	5,745	5,835
	XL Capital Ltd.	6.375%	11/15/24	8,500	4,776

	Real Estate Investment Trusts (0.2%)
	Simon Property Group Inc.	10.350%	4/1/19	13,410	14,027

					1,457,772
Industrial (44.7%)
	Basic Industry (1.2%)
	Aluminum Co. of America	6.750%	1/15/28	10,000	6,173
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	22,100	19,910
	Monsanto Co.	5.500%	7/30/35	15,000	13,570
	Morton International, Inc.	12.400%	6/1/20	10,000	10,939
	Potash Corp. of Saskatchewan	6.500%	5/15/19	640	667
	Potash Corp. of Saskatchewan	5.875%	12/1/36	5,000	4,348
	PPG Industries, Inc.	9.000%	5/1/21	9,750	10,365
	Weyerhaeuser Co.	7.375%	3/15/32	9,000	7,020

	Capital Goods (4.1%)
	3M Co.	5.700%	3/15/37	25,000	24,512
	Boeing Co.	6.625%	2/15/38	16,000	16,169
	Boeing Co.	7.875%	4/15/43	8,000	8,274
	Caterpillar, Inc.	6.625%	7/15/28	35,000	32,264
	Deere & Co.	7.125%	3/3/31	15,000	14,488
	Eaton Corp.	7.625%	4/1/24	15,000	14,779
[3]	Hutchison Whampoa International Ltd.	7.450%	11/24/33	27,500	24,716
	Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	35,000	36,293
[3]	Siemens Financieringsmat	6.125%	8/17/26	32,000	29,752
	United Technologies Corp.	7.500%	9/15/29	15,000	16,876
	United Technologies Corp.	6.125%	7/15/38	26,500	26,258

	Communication (12.8%)
	Alltel Corp.	7.875%	7/1/32	5,000	5,152
	AT&T Inc.	6.300%	1/15/38	13,000	12,118
	AT&T Inc.	6.550%	2/15/39	10,000	9,629
	AT&T Wireless	8.750%	3/1/31	50,000	56,699
	Bell Telephone Co. of Pennsylvania	8.350%	12/15/30	6,260	6,327
	BellSouth Corp.	6.875%	10/15/31	40,000	37,540
	BellSouth Corp.	6.000%	11/15/34	40,000	35,305
	CBS Corp.	7.875%	7/30/30	40,000	26,755
	Comcast Corp.	5.650%	6/15/35	30,500	25,776
	Comcast Corp.	6.450%	3/15/37	4,500	4,150
[3]	Cox Communications, Inc.	6.450%	12/1/36	10,000	8,014

[3]	Cox Communications, Inc.	8.375%	3/1/39	6,310	6,129
	Deutsche Telekom International Finance	8.750%	6/15/30	30,000	35,032
	France Telecom	8.500%	3/1/31	64,730	84,820
	GTE Corp.	6.940%	4/15/28	20,000	17,437
	Indiana Bell Telephone Co., Inc.	7.300%	8/15/26	20,000	18,536
	Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	26,408
	New Jersey Bell Telephone Co.	8.000%	6/1/22	25,000	24,769
	News America Inc.	6.200%	12/15/34	11,750	8,857
	News America Inc.	6.400%	12/15/35	28,000	21,707
	Pacific Bell	7.125%	3/15/26	10,000	9,378
	Telefonica Emisiones SAU	7.045%	6/20/36	30,000	32,220
	Telefonica Europe BV	8.250%	9/15/30	15,500	17,183
	Time Warner Cable Inc.	6.550%	5/1/37	40,000	36,922
	Verizon Communications Corp.	6.250%	4/1/37	20,000	17,897
	Verizon Communications Corp.	6.400%	2/15/38	17,815	16,721
	Verizon Communications Corp.	6.900%	4/15/38	6,285	6,252
	Verizon Communications Corp.	8.950%	3/1/39	9,575	11,561
	Verizon Communications Corp.	7.350%	4/1/39	15,000	15,629
	Verizon Global Funding Corp.	7.750%	12/1/30	29,750	31,552
	Verizon Global Funding Corp.	5.850%	9/15/35	30,000	26,718
	Verizon Maryland, Inc.	5.125%	6/15/33	12,000	8,108
[3]	Verizon Wireless Capital	8.500%	11/15/18	27,000	32,028
	Vodafone Group PLC	6.150%	2/27/37	40,000	39,198

	Consumer Cyclical (3.8%)
	CVS Caremark Corp.	6.250%	6/1/27	24,000	22,419
	Dayton Hudson Corp.	6.650%	8/1/28	15,000	13,937
	Lowe's Cos., Inc.	6.500%	3/15/29	26,010	25,048
	McDonald's Corp.	6.300%	3/1/38	21,170	22,358
	Target Corp.	7.000%	7/15/31	20,000	19,253
	Target Corp.	7.000%	1/15/38	8,980	8,665
	The Walt Disney Co.	7.000%	3/1/32	10,000	11,190
	Time Warner, Inc.	6.625%	5/15/29	10,775	8,508
	Time Warner, Inc.	6.500%	11/15/36	10,000	8,207
	Viacom Inc.	6.875%	4/30/36	10,000	8,343
	Wal-Mart Stores, Inc.	7.550%	2/15/30	40,000	46,500
	Wal-Mart Stores, Inc.	5.250%	9/1/35	2,000	1,877
	Wal-Mart Stores, Inc.	6.500%	8/15/37	25,000	26,680
	Wal-Mart Stores, Inc.	6.200%	4/15/38	5,000	5,205

	Consumer Noncyclical (15.6%)
	Abbott Laboratories	6.000%	4/1/39	23,870	23,892
	Altria Group, Inc.	9.950%	11/10/38	19,000	21,086
	Altria Group, Inc.	10.200%	2/6/39	5,000	5,698

	Amgen Inc.	6.375%	6/1/37	30,000	30,126
	Amgen Inc.	6.400%	2/1/39	26,430	26,629
	Anheuser-Busch Cos., Inc.	6.750%	12/15/27	3,500	3,052
	Anheuser-Busch Cos., Inc.	6.800%	8/20/32	6,900	6,003
	Anheuser-Busch Cos., Inc.	5.750%	4/1/36	11,460	8,584
[3]	Anheuser-Busch Cos., Inc.	8.200%	1/15/39	14,995	14,922
	Archer-Daniels-Midland Co.	6.750%	12/15/27	11,000	11,547
	AstraZeneca PLC	6.450%	9/15/37	65,000	69,962
	Becton, Dickinson & Co.	7.000%	8/1/27	8,300	8,408
	Becton, Dickinson & Co.	6.700%	8/1/28	5,066	5,026
	Bestfoods	6.625%	4/15/28	30,000	31,401
	Bristol-Myers Squibb Co.	6.800%	11/15/26	10,000	10,589
[3]	British American Tobacco International Finance PLC	9.500%	11/15/18	5,000	5,740
[3]	Cargill Inc.	6.125%	9/15/36	23,000	17,149
	Coca-Cola Enterprises Inc.	8.500%	2/1/22	10,645	13,245
	Coca-Cola Enterprises Inc.	6.950%	11/15/26	10,000	10,583
	Coca-Cola Enterprises Inc.	6.700%	10/15/36	4,350	4,522
	CPC International, Inc.	7.250%	12/15/26	30,000	33,509
	Eli Lilly & Co.	7.125%	6/1/25	12,125	13,529
	Eli Lilly & Co.	5.500%	3/15/27	33,375	31,938
	General Mills, Inc.	5.650%	2/15/19	4,470	4,600
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	21,995	19,598
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	15,000	15,449
	Hershey Foods Corp.	7.200%	8/15/27	20,461	22,459
	Johnson & Johnson	6.950%	9/1/29	22,457	26,281
	Johnson & Johnson	5.850%	7/15/38	17,000	18,007
	Kellogg Co.	7.450%	4/1/31	18,800	21,367
	Kraft Foods, Inc.	6.500%	11/1/31	15,000	14,332
	Kraft Foods, Inc.	6.875%	1/26/39	10,000	9,977
	Mckesson Corp.	7.500%	2/15/19	1,000	1,067
	Medtronic Inc.	6.500%	3/15/39	5,000	4,940
	Novartis Securities Investment Ltd.	5.125%	2/10/19	26,390	27,040
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	17,000	18,451
	Pfizer, Inc.	7.200%	3/15/39	30,000	33,867
	Pharmacia Corp.	6.750%	12/15/27	28,000	28,020
	Philip Morris International Inc.	6.375%	5/16/38	36,540	36,218
	Procter & Gamble Co.	6.450%	1/15/26	27,000	29,644
	Procter & Gamble Co.	5.500%	2/1/34	25,000	24,364
	Procter & Gamble Co.	5.550%	3/5/37	12,000	12,358
[2]	Procter & Gamble Co. ESOP	9.360%	1/1/21	35,552	43,511
[3]	Roche Holdings, Inc.	7.000%	3/1/39	32,905	35,550
	Schering-Plough Corp.	6.750%	12/1/33	30,320	31,654
	Sysco Corp.	6.500%	8/1/28	9,000	8,958
	Wyeth	5.950%	4/1/37	50,000	49,307

	Energy (4.3%)
	Burlington Resources, Inc.	7.400%	12/1/31	25,000	25,156
	Conoco, Inc.	6.950%	4/15/29	2,660	2,691
	ConocoPhillips	7.000%	3/30/29	10,000	10,061
	ConocoPhillips	5.900%	10/15/32	20,300	18,633
	ConocoPhillips	6.500%	2/1/39	23,300	23,019

	Devon Financing Corp.	7.875%	9/30/31	14,585	15,942
	Encana Corp.	6.500%	8/15/34	10,000	8,342
	Halliburton Co.	8.750%	2/15/21	10,000	12,188
	Halliburton Co.	6.700%	9/15/38	9,965	9,663
	Mobil Corp.	8.625%	8/15/21	22,000	28,387
	Shell International Finance BV	6.375%	12/15/38	35,005	37,305
	Statoilhydro ASA	5.250%	4/15/19	5,800	5,942
	Texaco Capital, Inc.	8.625%	11/15/31	13,000	14,871
	Tosco Corp.	7.800%	1/1/27	15,000	16,058
	Tosco Corp.	8.125%	2/15/30	20,000	21,652
	XTO Energy, Inc.	6.750%	8/1/37	12,195	11,601

	Other Industrial (0.1%)
	Eaton Corp.	5.250%	6/15/35	10,800	7,963

	Technology (2.1%)
	Cisco Systems Inc.	5.900%	2/15/39	10,000	9,539
	Electronic Data Systems	7.450%	10/15/29	2,075	2,249
	International Business Machines Corp.	7.000%	10/30/25	50,000	55,231
	International Business Machines Corp.	8.000%	10/15/38	30,000	37,063
	International Business Machines Corp.	7.000%	10/30/45	4,500	4,918
	Oracle Corp.	6.500%	4/15/38	15,000	15,190

	Transportation (0.7%)
	Burlington Northern Santa Fe Corp.	6.875%	12/1/27	25,000	24,442
	Norfolk Southern Corp.	7.800%	5/15/27	18,500	18,692

					2,699,047
Utilities (13.5%)
	Electric (11.7%)
	Alabama Power Co.	5.700%	2/15/33	12,800	11,945
	Alabama Power Co.	6.000%	3/1/39	4,900	4,905
	Appalachian Power Co.	6.700%	8/15/37	50,000	42,303
	Arizona Public Service Co.	5.625%	5/15/33	9,000	5,555
	Baltimore Gas & Electric Co.	6.350%	10/1/36	10,000	8,327
	Carolina Power & Light Co.	5.700%	4/1/35	7,500	6,981
	Connecticut Light & Power Co.	6.350%	6/1/36	15,000	14,729
	Consolidated Edison Co. of New York	5.100%	6/15/33	9,600	7,931
	Consolidated Edison Co. of New York	6.200%	6/15/36	18,000	17,221
	Consolidated Edison Co. of New York	6.750%	4/1/38	4,915	5,145
	Duke Energy Carolinas LLC	6.100%	6/1/37	50,000	48,738
	Duke Energy Indiana Inc.	6.450%	4/1/39	10,000	10,418
[3]	E. ON International Finance BV	6.650%	4/30/38	20,000	18,802
	Florida Power & Light Co.	5.625%	4/1/34	16,275	15,607

	Florida Power & Light Co.	5.400%	9/1/35	11,500	10,674
	Florida Power & Light Co.	6.200%	6/1/36	2,895	2,995
	Florida Power Corp.	6.750%	2/1/28	22,375	21,697
	FPL Group Capital, Inc.	6.000%	3/1/19	5,000	5,102
	Georgia Power Co.	5.950%	2/1/39	13,310	13,231
	Indiana Michigan Power Co.	6.050%	3/15/37	15,000	11,972
	MidAmerican Energy Holdings Co.	6.125%	4/1/36	24,000	21,330
	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	50,000	49,259
	Northern States Power Co.	7.125%	7/1/25	20,000	21,994
	Northern States Power Co.	6.200%	7/1/37	50,000	50,717
	Oklahoma Gas & Electric Co.	6.500%	4/15/28	12,770	10,870
	Pacific Gas & Electric Co.	6.050%	3/1/34	11,530	11,644
	Pacific Gas & Electric Co.	6.250%	3/1/39	15,540	15,983
	PacifiCorp	6.100%	8/1/36	15,000	14,915
	PacifiCorp	6.250%	10/15/37	3,700	3,753
	PacifiCorp	6.350%	7/15/38	20,000	20,559
	PacifiCorp	6.000%	1/15/39	30,600	30,419
	Potomac Electric Power	7.900%	12/15/38	2,800	3,274
	PSE&G Power LLC	8.625%	4/15/31	16,630	17,890
	Puget Sound Energy Inc.	6.724%	6/15/36	10,000	8,317
[3]	Rochester Gas & Electric	8.000%	12/15/33	5,000	4,543
	South Carolina Electric & Gas Co.	6.625%	2/1/32	35,000	36,394
	Southern California Edison Co.	6.000%	1/15/34	12,575	12,586
	Tampa Electric Co.	6.150%	5/15/37	35,000	27,667
	Virginia Electric & Power Co.	6.000%	5/15/37	53,525	49,818
	Wisconsin Electric Power Co.	5.700%	12/1/36	10,365	9,616

	Natural Gas (1.8%)
	KeySpan Corp.	5.875%	4/1/33	12,000	8,174
	KeySpan Corp.	5.803%	4/1/35	10,000	6,671
	San Diego Gas & Electric	6.000%	6/1/26	25,000	24,887
	Texas Eastern Transmission	7.000%	7/15/32	17,000	15,647
	Trans-Canada Pipelines	6.200%	10/15/37	5,000	4,659
	Trans-Canada Pipelines	7.625%	1/15/39	46,800	51,040

					816,904
Total Corporate Bonds (Cost $5,457,740)					4,973,723
Sovereign Bonds (U.S. Dollar-Denominated) (3.9%)
[3]	Electricite DE France	6.950%	1/26/39	30,000	30,214
	International Bank for Reconstruction & Development	7.625%	1/19/23	38,320	48,025
	International Bank for Reconstruction & Development	4.750%	2/15/35	30,300	29,113
	Province of British Columbia	6.500%	1/15/26	13,800	15,881

Province of Quebec	7.500%	9/15/29	24,500	29,297
Province of Saskatchewan	8.500%	7/15/22	5,000	7,126
Quebec Hydro Electric	9.400%	2/1/21	40,000	53,709
Republic of Italy	6.875%	9/27/23	17,700	19,420
Total Sovereign Bonds (Cost $221,385)				232,785
Taxable Municipal Bonds (6.8%)
California GO	7.500%	4/1/34	28,995	30,079
Commonwealth Financing Auth. Pennsylvania Rev.	5.197%	6/1/26	25,000	21,905
Cornell University	5.450%	2/1/19	8,330	8,107
Duke Univ. North Carolina Rev.	5.850%	4/1/37	38,850	35,895
Illinois (Taxable Pension) GO	5.100%	6/1/33	130,665	108,166
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	50,002	49,535
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	14,200	15,472

	New York City NY Transitional Finance Auth. Rev.	5.210%	8/1/17	21,980	22,674
	Oregon Community College Dist.	5.440%	6/30/23	10,595	9,948
	Oregon School Board Assn.	4.759%	6/30/28	15,000	12,020
	President and Fellows of Harvard College	6.300%	10/1/37	56,345	61,036
	Princeton University	5.700%	3/1/39	13,300	12,673
	Wisconsin Public Service Rev.	5.700%	5/1/26	23,025	21,294
Total Taxable Municipal Bonds (Cost $443,241)					408,804
Temporary Cash Investment (0.7%)
Repurchase Agreement
	Goldman, Sachs & Co. (Dated 4/30/09, Repurchase Value $41,400,000, collateralized by Government National Mortgage Assn. 5.500%, 2/15/39) (Cost $41,400)	0.160%	5/1/09	41,400	41,400
Total Investments (98.2%) (Cost $6,432,409)					5,925,451
Other Assets and Liabilities-Net (1.8%)					107,585
Net Assets (100%)					6,033,036

1	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of these securities was $392,496,000, representing 6.5% of net assets.

	GO—General Obligation Bond.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Long-Term Investment-Grade Fund

At April 30, 2009, the cost of investment securities for tax purposes was $6,432,409,000. Net unrealized depreciation of investment securities for tax purposes was $506,958,000, consisting of unrealized gains of $116,825,000 on securities that had risen in value since their purchase and $623,783,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer. The fund has purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. The fund has also sold credit protection through credit default swaps, to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically-settle or cash-settle the swap contract. If the swap is physically-settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash-settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash-settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash-settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty.

.

Long-Term Investment-Grade Fund

Credit Default Swaps
Reference Entity	Termination Date	Counter-party [1]	Notional Amount ($000)	Up-front Premium Received (Paid) ($000)	Periodic Premium Received (Paid)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold/Moody’s Rating
CDX - IG11 -10yr/Baa1	12/20/18	GS	200,000	4,241	1.400%	(46)
CDX - IG11 - 5yr/Baa1	12/20/13	GS	200,000	5,125	1.500%	620

Credit Protection Purchased
XL Capital Ltd.	12/20/13	GS	8,500	(1,318)	(5.000%)	(803)
						(229)

1 GS-Goldman Sachs International.

Long-Term Investment-Grade Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At April 30, 2009, 100% of the fund's investments were valued based on Level 2 inputs.

Vanguard GNMA Fund

Schedule of Investments

As of April 30, 2009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Government National Mortgage Association Obligations (99.5%)
[1,2]	Government National Mortgage Assn.	0.647%	5/20/09	55,077	52,856
[2]	Government National Mortgage Assn.	4.500%	3/15/39–5/1/39	6,281,201	6,404,288
[2]	Government National Mortgage Assn.	5.000%	7/15/20-5/1/39	6,119,222	6,339,791
[2]	Government National Mortgage Assn.	5.500%	4/15/13–3/20/39	8,470,379	8,823,738
[2]	Government National Mortgage Assn.	6.000%	10/15/16–2/20/39	5,091,759	5,338,803
[2]	Government National Mortgage Assn.	6.500%	5/15/09-5/1/39	5,560,439	5,857,838
[2]	Government National Mortgage Assn.	7.000%	10/20/25–5/20/38	290,642	311,272
[2]	Government National Mortgage Assn.	7.250%	12/15/26–2/15/27	158	170
[2]	Government National Mortgage Assn.	7.500%	9/15/16–10/15/31	104,766	111,852
[2]	Government National Mortgage Assn.	7.750%	2/15/27	247	264
[2]	Government National Mortgage Assn.	8.000%	5/15/09–8/15/31	47,338	50,526
[2]	Government National Mortgage Assn.	8.500%	2/15/10–6/15/28	11,492	12,225
[2]	Government National Mortgage Assn.	9.000%	3/15/14–2/15/23	8,384	8,878
[2]	Government National Mortgage Assn.	9.250%	9/15/16–7/15/17	52	56
[2]	Government National Mortgage Assn.	9.500%	9/15/09–7/15/22	4,435	4,748
[2]	Government National Mortgage Assn.	10.000%	11/15/09–8/15/19	223	238

[2]	Government National Mortgage Assn.	11.000%	12/15/09–2/15/18	29	31
[2]	Government National Mortgage Assn.	11.250%	9/20/15–2/20/16	38	41
[2]	Government National Mortgage Assn.	11.500%	1/15/13–11/20/15	69	74
[2]	Government National Mortgage Assn.	12.000%	6/20/14–1/20/16	48	53
[2]	Government National Mortgage Assn.	12.500%	5/20/14–7/20/15	31	33
[2]	Government National Mortgage Assn.	13.000%	1/15/11–1/20/15	26	28
[2]	Government National Mortgage Assn.	13.500%	5/15/10–12/15/14	18	20
[2]	Government National Mortgage Assn.	14.000%	6/15/11	5	5
[2]	Government National Mortgage Assn.	15.000%	5/15/12	1	1
Total Government National Mortgage Association Obligations (Cost $32,517,914)					33,317,829
Temporary Cash Investments (6.3%)
Repurchase Agreements

Banc of America Securities, LLC (Dated 4/30/09, Repurchase Value $547,303,000, collateralized by Government National Mortgage Assn. 4.500%-6.500%, 9/20/38-4/15/39)	0.180%	5/1/09	547,300	547,300
BNP Paribas Securities Corp. (Dated 4/30/09, Repurchase Value $1,186,406,000, collateralized by Federal Home Loan Mortgage Corp. 4.500%-7.000%, 5/1/34-4/1/39, Federal National Mortgage Assn. 4.500%-6.500%, 10/1/17-8/1/47)	0.170%	5/1/09	1,186,400	1,186,400

Deutsche Bank Securities, Inc. (Dated 4/30/09 Repurchase Value $217,001,000, collateralized by Federal Home Loan Mortgage Corp. 5.000%-7.000%, 12/1/27-12/1/38, Federal National Mortgage Assn. 6.000%-7.000%, 11/1/36-10/1/38, Government National Mortgage Assn. 6.000%-7.000%, 12/15/36-2/15/39)	0.170%	5/1/09	217,000	217,000
J.P. Morgan Securities Inc. (Dated 4/30/09, Repurchase Value $132,901,000, collateralized by Federal National Mortgage Assn. 4.500%-8.500%, 8/1/11-3/1/39)	0.180%	5/1/09	132,900	132,900
UBS Securities LLC (Dated 4/30/09, Repurchase Value $50,000,000, collateralized by Federal National Mortgage Assn. 4.500%-7.000%, 3/1/18-4/1/39)	0.160%	5/1/09	50,000	50,000
Total Temporary Cash Investments (Cost $2,133,600)				2,133,600
Total Investments (105.8%) (Cost $34,651,514)				35,451,429
Other Assets and Liabilities-Net (-5.8%)				(1,957,265)
Net Assets (100%)				33,494,164

1	Adjustable-rate security.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2009, the cost of investment securities for tax purposes was $34,651,514,000. Net unrealized appreciation of investment securities for tax purposes was $799,915,000, consisting of unrealized gains of $817,047,000 on securities that had risen in value since their purchase and $17,132,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At April 30, 2009, 100% of the fund's investments were valued based on Level 2 inputs.

Vanguard Short-Term Investment-Grade Fund

Schedule of Investments

As of April 30, 2009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (10.2%)
U.S. Government Securities (6.4%)
	U.S. Treasury Note	3.500%	2/15/10	31,800	32,560
	U.S. Treasury Note	3.625%	6/15/10	2,033	2,103
	U.S. Treasury Note	1.500%	10/31/10	40,550	41,006
	U.S. Treasury Note	1.250%	11/30/10	256,360	258,283
	U.S. Treasury Note	0.875%	2/28/11	523,115	523,199
	U.S. Treasury Note	1.375%	2/15/12	234,500	235,124
	U.S. Treasury Note	1.375%	3/15/12	17,000	17,029
	U.S. Treasury Note	2.750%	10/31/13	88,000	91,341
	U.S. Treasury Note	1.750%	3/31/14	193,634	191,425

					1,392,070
Agency Bonds and Notes (1.2%)
[1,2]	Federal Farm Credit Bank	2.196%	5/4/10	67,700	67,700
[1]	Federal Home Loan Bank	1.625%	3/16/11	13,000	13,070
[1]	Federal Home Loan Bank	1.375%	5/16/11	36,500	36,494
[1]	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	80,000	80,798
[1]	Federal National Mortgage Assn.	1.375%	4/28/11	50,500	50,572

					248,634
Conventional Mortgage-Backed Securities (1.3%)
[1,3]	Federal Home Loan Mortgage Corp.	5.000%	12/1/37–9/1/38	141,137	145,207
[1,3]	Federal Home Loan Mortgage Corp.	5.500%	10/1/38	31,880	33,002
[1,3]	Federal Home Loan Mortgage Corp.	6.000%	3/1/17–4/1/17	11,595	12,218
[1,3]	Federal National Mortgage Assn.	5.000%	2/1/38–7/1/38	43,156	44,428
[1,3]	Federal National Mortgage Assn.	5.500%	4/1/38–7/1/38	15,574	16,148
[1,3]	Federal National Mortgage Assn.	6.000%	12/1/16–5/1/17	16,610	17,531
[1,3]	Federal National Mortgage Assn.	6.500%	12/1/11–9/1/16	14,362	15,111
[1,3]	Federal National Mortgage Assn.	7.000%	10/1/11–4/1/13	620	644
[1,3]	Federal National Mortgage Assn.	7.500%	3/1/15	311	325

					284,614
Nonconventional Mortgage-Backed Securities (1.3%)
[1,3]	Federal Home Loan Mortgage Corp.	4.295%	6/1/33	6,437	6,481
[1,3]	Federal Home Loan Mortgage Corp.	4.320%	6/1/33	5,581	5,642

[1,3]	Federal Home Loan Mortgage Corp.	4.439%	5/1/33	4,712	4,786
[1,3]	Federal Home Loan Mortgage Corp.	4.461%	2/1/33	1,381	1,421
[1,3]	Federal Home Loan Mortgage Corp.	4.512%	5/1/33	3,188	3,227
[1,3]	Federal Home Loan Mortgage Corp.	4.543%	7/1/33	18,813	19,177
[1,3]	Federal Home Loan Mortgage Corp.	4.927%	8/1/33	4,259	4,368
[1,3]	Federal Home Loan Mortgage Corp.	5.060%	1/1/33	1,540	1,588
[1,3]	Federal Home Loan Mortgage Corp.	5.079%	7/1/32	918	943
[1,3]	Federal Home Loan Mortgage Corp.	5.201%	10/1/32	1,323	1,368
[1,3]	Federal Home Loan Mortgage Corp.	5.230%	8/1/32	1,367	1,371
[1,3]	Federal Home Loan Mortgage Corp.	5.245%	8/1/32	2,085	2,069
[1,3]	Federal Home Loan Mortgage Corp.	5.248%	9/1/32	1,158	1,187
[1,3]	Federal Home Loan Mortgage Corp.	5.254%	9/1/32	1,486	1,492
[1,3]	Federal Home Loan Mortgage Corp.	5.268%	9/1/32	1,771	1,817
[1,3]	Federal Home Loan Mortgage Corp.	5.340%	8/1/33	3,832	3,954
[1,3]	Federal Home Loan Mortgage Corp.	5.375%	8/1/32	1,832	1,882
[1,3]	Federal Home Loan Mortgage Corp.	5.558%	8/1/33	2,877	2,931
[1,3]	Federal Home Loan Mortgage Corp.	5.858%	8/1/37	35,886	37,419
[1,3]	Federal National Mortgage Assn.	3.000%	8/25/32	46	46
[1,3]	Federal National Mortgage Assn.	3.735%	6/1/33	9,841	9,812
[1,3]	Federal National Mortgage Assn.	4.040%	5/1/33	8,870	8,900
[1,3]	Federal National Mortgage Assn.	4.131%	12/1/32	1,438	1,379
[1,3]	Federal National Mortgage Assn.	4.158%	6/1/33	17,672	17,971
[1,3]	Federal National Mortgage Assn.	4.165%	4/1/33	5,974	6,092
[1,3]	Federal National Mortgage Assn.	4.354%	7/1/33	6,220	6,378
[1,3]	Federal National Mortgage Assn.	4.429%	5/1/33	5,738	5,812
[1,3]	Federal National Mortgage Assn.	4.433%	5/1/33	13,040	13,195
[1,3]	Federal National Mortgage Assn.	4.535%	4/1/33	3,814	3,891

[1,3]	Federal National Mortgage Assn.	4.556%	5/1/33	2,262	2,296
[1,3]	Federal National Mortgage Assn.	4.842%	7/1/33	18,258	18,549
[1,3]	Federal National Mortgage Assn.	4.872%	7/1/33	11,750	12,002
[1,3]	Federal National Mortgage Assn.	4.969%	8/1/33	4,116	4,205
[1,3]	Federal National Mortgage Assn.	5.044%	8/1/33	1,070	1,108
[1,3]	Federal National Mortgage Assn.	5.049%	10/1/33	4,835	4,979
[1,3]	Federal National Mortgage Assn.	5.060%	7/1/32	861	868
[1,3]	Federal National Mortgage Assn.	5.065%	8/1/32	1,049	1,062
[1,3]	Federal National Mortgage Assn.	5.125%	9/1/33	11,555	11,837
[1,3]	Federal National Mortgage Assn.	5.203%	9/1/32	507	516
[1,3]	Federal National Mortgage Assn.	5.208%	8/1/33	8,327	8,457
[1,3]	Federal National Mortgage Assn.	5.215%	9/1/32	483	489
[1,3]	Federal National Mortgage Assn.	5.255%	9/1/33	15,053	15,390
[1,3]	Federal National Mortgage Assn.	5.374%	8/1/33	2,954	3,035
[1,3]	Federal National Mortgage Assn.	5.393%	8/1/33	5,284	5,371
[1,3]	Federal National Mortgage Assn.	5.414%	8/1/33	9,205	9,475
[1,3]	Federal National Mortgage Assn.	5.479%	8/1/37	7,073	7,358
[1,3]	Federal National Mortgage Assn.	5.583%	2/1/37	7,338	7,634

					291,230
Total U.S. Government and Agency Obligations (Cost $2,202,267)					2,216,548
Corporate Bonds (82.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (24.2%)
[2,3]	American Express Credit Account Master Trust	0.491%	2/15/13	28,421	27,601
[2,3]	American Express Credit Account Master Trust	0.481%	12/15/13	22,500	21,192
[2,3]	American Express Issuance Trust	0.481%	8/15/11	24,500	23,694
[4]	BA Covered Bond Issuer	5.500%	6/14/12	36,600	35,289
[3]	Banc of America Commercial Mortgage, Inc.	5.334%	9/10/45	14,475	13,477

[3]	Banc of America Commercial Mortgage, Inc.	5.581%	9/20/46	60,019	29,178
[3]	Banc of America Mortgage Securities	5.566%	9/25/32	164	132
[3]	Banc of America Mortgage Securities	5.517%	2/25/33	578	454
[3]	Banc of America Mortgage Securities	4.239%	5/25/33	1,942	1,692
[3]	Banc of America Mortgage Securities	4.662%	7/25/33	4,070	3,736
[3]	Banc of America Mortgage Securities	5.458%	2/25/34	4,240	3,698
[3]	Banc of America Securities Auto Trust	5.180%	6/18/10	7,402	7,418
[2,3]	Bank of America Credit Card Trust	1.031%	4/15/13	30,800	29,991
[3]	Bank of America Credit Card Trust	4.720%	5/15/13	32,300	33,116
[2,3]	Bank of America Credit Card Trust	0.471%	6/17/13	44,920	43,147
[2,3]	Bank of America Credit Card Trust	0.481%	11/15/13	8,025	7,596
[2,3]	Bank of America Credit Card Trust	1.651%	12/16/13	168,200	163,099
[2,3]	Bank of America Credit Card Trust	0.451%	4/15/14	23,600	22,055
[2,3]	Bank of America Credit Card Trust	1.151%	12/15/14	106,000	99,135
[2,3]	Bank One Issuance Trust	0.571%	5/15/14	15,796	14,941
[3]	Bear Stearns Adjustable Rate Mortgage Trust	5.770%	10/25/36	70,295	36,348
[3]	Bear Stearns Adjustable Rate Mortgage Trust	5.463%	5/25/47	57,541	27,237
[3]	Bear Stearns Commercial Mortgage Securities, Inc.	5.540%	9/11/41	9,540	7,913
[3]	Bear Stearns Commercial Mortgage Securities, Inc.	5.478%	10/12/41	46,800	42,111
[3]	Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/42	9,914	9,764
[3]	Bear Stearns Commercial Mortgage Securities, Inc.	5.330%	1/12/45	11,250	9,824
[3]	Bear Stearns Commercial Mortgage Securities, Inc.	5.574%	6/11/50	45,000	38,013
[3]	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	40,000	33,191
[2,3,4]	BMW Floorplan Master Owner Trust	0.448%	9/17/11	107,500	102,606

[3]	BMW Vehicle Lease Trust	4.590%	8/15/13	28,883	28,886
[3,4]	Cabela's Master Credit Card Trust	4.310%	12/16/13	59,750	58,009
[3]	Capital Auto Receivables Asset Trust	4.980%	5/15/11	11,943	12,086
[3]	Capital Auto Receivables Asset Trust	5.000%	12/15/11	15,760	16,030
[3]	Capital One Auto Finance Trust	5.250%	8/15/11	13,626	13,519
[3]	Capital One Multi-Asset Execution Trust	4.150%	7/16/12	37,800	35,700
[2,3]	Capital One Multi-Asset Execution Trust	0.741%	7/15/13	27,400	26,416
[3]	Capital One Multi-Asset Execution Trust	4.850%	2/18/14	117,300	117,792
[3]	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	4,300	4,354
[2,3]	Capital One Multi-Asset Execution Trust	0.581%	8/15/14	5,000	4,613
[2,3]	Capital One Multi-Asset Execution Trust	0.531%	9/15/15	13,205	11,640
[3]	Capital One Multi-Asset Execution Trust	5.050%	2/15/16	46,500	45,372
[2,3]	Capital One Multi-Asset Execution Trust	0.481%	4/15/16	7,695	6,588
[2,3]	Capital One Multi-Asset Execution Trust	0.661%	12/15/16	2,675	2,239
[3]	Capital One Prime Auto Receivables Trust	4.990%	9/15/10	1,796	1,800
[3]	Chase Issuance Trust	4.960%	9/17/12	37,540	38,491
[2,3]	Chase Issuance Trust	0.491%	10/15/12	33,000	32,186
[3]	Chase Issuance Trust	4.650%	12/17/12	4,262	4,364
[2,3]	Chase Issuance Trust	0.471%	3/15/13	17,550	17,044
[2,3]	Chase Issuance Trust	0.471%	11/15/13	6,625	6,207
[2,3]	Chase Issuance Trust	1.620%	6/16/14	46,250	43,037
[2,3]	Chase Issuance Trust	0.521%	12/15/14	11,100	10,266
[2,3]	Chase Issuance Trust	0.521%	12/15/14	11,910	10,835
[3]	Chase Issuance Trust	4.650%	3/15/15	164,000	162,975
[3]	Chase Issuance Trust	5.400%	7/15/15	80,000	81,115
[2,3]	Chase Issuance Trust	0.571%	9/15/15	3,900	3,524
[2,3]	Chase Issuance Trust	2.820%	9/15/15	65,750	61,923
[3]	Chase Manhattan Auto Owner Trust	5.340%	7/15/10	2,563	2,567
[3]	Citibank Credit Card Issuance Trust	4.750%	10/22/12	49,000	50,174
[3]	Citibank Credit Card Issuance Trust	5.450%	5/10/13	31,585	32,806
[2,3]	Citibank Credit Card Issuance Trust	0.517%	10/20/14	19,100	17,337
[3]	Citibank Credit Card Issuance Trust	4.850%	4/22/15	216,700	217,354

[2,3]	Citibank Credit Card Issuance Trust	1.647%	5/22/17	22,500	19,973
[3]	Citibank Credit Card Issuance Trust	5.650%	9/20/19	24,075	22,716
[2,3]	Citibank Credit Card Issuance Trust	1.822%	5/20/20	61,200	51,426
[3]	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	41,000	35,085
[3]	Citigroup Mortgage Loan Trust Inc.	5.912%	7/25/37	37,115	19,630
[3]	Citigroup Mortgage Loan Trust, Inc.	4.693%	3/25/34	6,739	5,203
[3]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.655%	11/15/44	14,270	11,925
[3]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	60,025	52,635
[3]	CNH Equipment Trust	4.120%	5/15/12	21,200	19,362
[3]	CNH Equipment Trust	5.280%	11/15/12	13,000	13,007
[2,3,4]	CNH Wholesale Master Note Trust	0.511%	7/15/12	29,350	29,195
[3]	Commercial Mortgage Pass-Through Certificates	5.811%	12/10/49	19,000	16,503
[3]	Countrywide Home Loans	4.607%	5/25/33	4,156	3,832
[3]	Countrywide Home Loans	4.603%	11/19/33	6,012	5,110
[3]	Countrywide Home Loans	5.318%	3/20/36	29,246	13,201
[3]	Countrywide Home Loans	5.395%	2/25/47	38,125	17,692
[3]	Credit Suisse Mortgage Capital Certificates	5.512%	2/15/39	20,800	19,481
[3]	Credit Suisse Mortgage Capital Certificates	5.912%	6/15/39	36,575	31,443
[3]	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	29,100	24,471
[3]	DaimlerChrysler Auto Trust	5.330%	8/8/10	2,978	2,983
[3]	DaimlerChrysler Auto Trust	4.980%	2/8/11	10,898	10,937
[3]	DaimlerChrysler Auto Trust	3.700%	6/8/12	33,100	32,606
[3]	DaimlerChrysler Auto Trust	4.710%	9/10/12	19,100	18,702
[2,3]	DaimlerChrysler Master Owner Trust	0.481%	11/15/11	22,000	16,272
[3]	Discover Card Master Trust	5.100%	10/15/13	47,850	48,273
[3]	Discover Card Master Trust	5.650%	12/15/15	79,100	75,276
[3]	Fifth Third Auto Trust	4.070%	1/17/12	67,600	66,587

[2]	First Horizon Mortgage Pass-Though Trust	5.482%	1/25/37	61,616	34,945
[3]	First Horizon Mortgage Pass-Through Trust	5.649%	11/25/36	27,333	17,200
[2,3]	Fleet Home Equity Loan Trust	0.697%	1/20/33	4,494	2,586
[3]	Ford Credit Auto Owner Trust	5.160%	11/15/10	16,915	17,007
[3]	Ford Credit Auto Owner Trust	5.250%	9/15/11	41,845	42,499
[3]	Ford Credit Auto Owner Trust	5.150%	11/15/11	23,820	24,061
[3]	Ford Credit Auto Owner Trust	3.960%	4/15/12	14,900	14,917
[3]	Ford Credit Auto Owner Trust	4.280%	5/15/12	91,500	91,862
[3]	Ford Credit Auto Owner Trust	4.950%	3/15/13	5,550	5,364
[2,3]	Ford Credit Floorplan Master Owner Trust	0.631%	6/15/11	14,650	13,856
[2,3]	Ford Credit Floorplan Master Owner Trust	0.701%	6/15/13	57,400	39,313
[3]	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	20,500	20,043
[2,3]	GE Capital Credit Card Master Note Trust	0.491%	3/15/13	17,600	16,844
[3]	GMAC Mortgage Corp. Loan Trust	5.302%	11/19/35	11,310	8,183
[2,3,4]	Golden Credit Card Trust	1.451%	7/15/17	91,100	84,751
[2,3]	Granite Master Issuer PLC	0.488%	12/17/54	6,966	4,041
[2,3]	Granite Master Issuer PLC	0.517%	12/20/54	20,741	12,914
[3]	Harley-Davidson Motorcycle Trust	5.240%	1/15/12	2,905	2,928
[3]	Harley-Davidson Motorcycle Trust	5.220%	3/15/12	10,286	10,384
[3]	Harley-Davidson Motorcycle Trust	5.100%	5/15/12	21,029	21,174
[3,4]	Harley-Davidson Motorcycle Trust	5.040%	10/15/12	16,986	16,944
[3]	Honda Auto Receivables Owner Trust	5.100%	3/18/11	31,390	31,705
[3]	Honda Auto Receivables Owner Trust	5.460%	5/23/11	13,602	13,792
[3]	Honda Auto Receivables Owner Trust	4.470%	1/18/12	36,400	36,880
[3]	Honda Auto Receivables Owner Trust	5.090%	7/18/13	5,870	5,992

[3]	Hyundai Auto Receivables Trust	5.110%	4/15/11	19,115	19,356
[3]	John Deere Owner Trust	5.040%	7/15/11	10,009	10,065
[3,4]	JP Morgan Auto Receivables Trust	5.220%	9/15/12	52,000	52,796
[3]	JP Morgan Mortgage Trust	5.297%	7/25/35	71,193	54,986
[3]	JPMorgan Chase Commercial Mortgage Securities	4.625%	3/15/46	22,162	21,742
[3]	JPMorgan Chase Commercial Mortgage Securities	5.298%	5/15/47	18,700	16,464
[3]	JPMorgan Chase Commercial Mortgage Securities	5.991%	6/15/49	50,700	43,733
[3]	JPMorgan Chase Commercial Mortgage Securities	5.629%	2/12/51	24,053	20,170
[3]	JPMorgan Chase Commercial Mortgage Securities	5.827%	2/15/51	44,610	38,260
[2,3,4]	Kildare Securities Ltd.	1.352%	12/10/43	45,052	33,326
[3]	LB-UBS Commercial Mortgage Trust	5.303%	2/15/40	37,500	32,410
[3]	LB-UBS Commercial Mortgage Trust	5.318%	2/15/40	23,300	20,024
[3]	Master Adjustable Rate Mortgages Trust	3.763%	4/25/34	7,350	6,071
[3]	MBNA Credit Card Master Note Trust	4.500%	1/15/13	19,775	20,045
[3]	Merrill Lynch Mortgage Investors, Inc.	3.303%	2/25/33	5,568	4,587
[3]	Merrill Lynch Mortgage Investors, Inc.	4.299%	7/25/33	2,597	2,300
[3]	Merrill Lynch Mortgage Investors, Inc.	4.602%	2/25/34	10,787	8,334
[3]	Merrill Lynch Mortgage Investors, Inc.	5.452%	5/25/36	37,157	30,796
[3]	Merrill Lynch Mortgage Trust	4.556%	6/12/43	16,818	16,060
[3]	Merrill Lynch Mortgage Trust	5.918%	6/12/50	38,100	32,549
[3]	Merrill Lynch Mortgage Trust	5.425%	2/12/51	3,700	2,945
[3]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.282%	8/12/48	23,500	20,440
[3]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.693%	6/12/50	10,300	8,746

[3]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.331%	3/12/51	19,865	17,258
[3]	Morgan Stanley Capital I	5.802%	6/11/42	81,050	71,020
[3]	Morgan Stanley Capital I	5.374%	3/12/44	25,330	23,363
[3]	Morgan Stanley Capital I	5.623%	12/12/49	16,800	14,310
[3]	Morgan Stanley Capital I	5.090%	10/12/52	19,825	18,440
[2,3]	Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	0.708%	11/25/15	2,260	1,473
[3]	Morgan Stanley Mortgage Loan Trust	4.273%	2/25/34	9,259	6,989
[3]	Morgan Stanley Mortgage Loan Trust	5.386%	6/25/36	35,247	25,227
[2,3]	National City Credit Card Master Trust	0.501%	8/15/12	57,400	53,890
[2,3]	National City Credit Card Master Trust	0.501%	3/17/14	24,825	21,576
[3]	Nissan Auto Receivables Owner Trust	5.030%	5/16/11	11,200	11,340
[3]	Nissan Auto Receivables Owner Trust	3.890%	8/15/11	39,395	39,644
[3]	Nissan Auto Receivables Owner Trust	4.460%	4/16/12	55,117	55,982
[3]	Nissan Auto Receivables Owner Trust	5.450%	6/15/12	39,302	40,117
[3]	Nissan Auto Receivables Owner Trust	5.930%	7/16/12	34,250	36,351
[3]	Nissan Auto Receivables Owner Trust	3.200%	2/15/13	11,050	11,086
[3]	Nissan Auto Receivables Owner Trust	5.000%	9/15/14	70,400	71,212
[3]	Nissan Auto Receivables Owner Trust	4.740%	8/17/15	18,292	18,651
[2,3,4]	Nordstrom Private Label Credit Card Master Trust	0.511%	5/15/15	93,000	67,452
[2,3]	Permanent Master Issuer PLC	1.181%	1/15/16	32,800	31,156
[3]	Provident Funding Mortgage Loan Trust	3.868%	4/25/34	12,607	10,661

[3]	Residential Funding Mortgage Securities I	5.842%	8/25/36	50,803	24,160
[3]	Residential Funding Mortgage Securities I	5.949%	9/25/36	22,485	11,694
[3]	Salomon Brothers Mortgage Securities VII	5.556%	9/25/33	14,058	11,383
[3]	Sequoia Mortgage Trust	5.628%	9/20/46	60,456	37,850
[2,3]	Swift Master Auto Receivables Trust	0.551%	6/15/12	12,100	8,802
[2,3]	Swift Master Auto Receivables Trust	1.101%	10/15/12	21,395	15,478
[3]	Thornburg Mortgage Securities Trust	3.420%	3/25/44	9,584	8,318
[3]	USAA Auto Owner Trust	4.900%	2/15/12	23,936	24,173
[3]	USAA Auto Owner Trust	4.160%	4/16/12	46,113	46,462
[3]	USAA Auto Owner Trust	4.640%	10/15/12	68,500	70,120
[3]	USAA Auto Owner Trust	3.020%	6/17/13	79,000	78,732
[3]	USAA Auto Owner Trust	4.500%	10/15/13	28,020	28,457
[3]	USAA Auto Owner Trust	4.710%	2/18/14	68,375	69,652
[3]	Volkswagen Auto Loan Enhanced Trust	5.470%	3/20/13	92,350	95,234
[2,3]	Wachovia Asset Securitization, Inc.	0.698%	6/25/33	1,538	522
[3]	Wachovia Auto Loan Owner Trust	5.100%	7/20/11	4,903	4,910
[3]	Wachovia Auto Owner Trust	5.390%	9/20/11	19,537	19,747
[3]	Wachovia Bank Commercial Mortgage Trust	4.847%	10/15/41	21,500	19,101
[2,3]	Wachovia Bank Commercial Mortgage Trust	5.384%	10/15/44	2,500	2,236
[3]	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	29,100	24,225
[3]	Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/48	16,490	14,084
[3]	Washington Mutual Mortgage Pass-Through Certificates	4.544%	1/25/33	523	416
[3]	Washington Mutual Mortgage Pass-Through Certificates	3.816%	8/25/33	4,675	3,177
[3]	Washington Mutual Mortgage Pass-Through Certificates	4.554%	9/25/33	6,461	5,009
[3]	Wells Fargo Home Equity Trust	3.970%	5/25/34	16,254	15,208
[3]	Wells Fargo Mortgage Backed Securities Trust	5.626%	10/25/36	57,874	34,122

[3]	World Omni Auto Receivables Trust	5.230%	2/15/11	6,122	6,146
[3]	World Omni Auto Receivables Trust	3.940%	10/15/12	15,880	16,016
[3]	World Omni Auto Receivables Trust	5.130%	4/15/13	21,500	22,373
[3]	World Omni Auto Receivables Trust	3.330%	5/15/13	27,620	27,350
[3]	World Omni Auto Receivables Trust	5.120%	5/15/14	16,410	16,073

					5,263,241
Finance (28.0%)
	Banking (18.6%)
[2]	American Express Centurion Bank	0.613%	11/16/09	9,500	9,263
	American Express Centurion Bank	5.200%	11/26/10	29,300	28,367
[2]	American Express Credit Corp.	0.507%	5/19/09	23,750	23,713
[2]	American Express Credit Corp.	0.639%	10/4/10	19,600	18,032
[2,4]	ANZ National Bank International Ltd.	1.281%	8/7/09	19,600	19,388
[4]	ANZ National Bank International Ltd.	6.200%	7/19/13	18,175	17,979
	Astoria Financial Corp.	5.750%	10/15/12	12,000	10,181
[3,4]	Banco Mercantil del Norte	6.135%	10/13/16	19,550	14,858
[2,4]	Banco Santander Chile	1.634%	12/9/09	18,900	18,746
[3]	Bank of America Capital Trust XIV	5.630%	12/31/49	105,413	40,057
[2]	Bank of America Corp.	1.270%	8/2/10	20,000	18,420
	Bank of America Corp.	5.375%	8/15/11	59,361	57,749
[8]	Bank of America Corp.	2.100%	4/30/12	91,000	91,659
	Bank of America Corp.	5.375%	9/11/12	40,870	38,496
[3]	Bank of America Corp.	8.000%	12/29/49	6,700	3,434
	Bank of New York Mellon	7.300%	12/1/09	4,900	4,986
	Bank of New York Mellon	4.950%	1/14/11	14,700	15,155
	Bank of New York Mellon	5.125%	11/1/11	3,450	3,576
	Bank of New York Mellon	6.375%	4/1/12	3,705	3,823
	Bank of New York Mellon	4.950%	11/1/12	14,645	15,229
	Bank of New York Mellon	4.500%	4/1/13	11,200	11,326
[4]	Bank of Scotland PLC	4.000%	9/15/09	32,000	31,511
[2,4]	Bank of Scotland PLC	1.344%	12/8/10	89,800	80,457
[2]	Barclays Bank PLC	1.351%	8/10/09	46,800	46,721
	Barclays Bank PLC	7.400%	12/15/09	6,788	6,718
	Barclays Bank PLC	5.450%	9/12/12	14,550	14,796
[3,4]	Barclays Bank PLC	7.375%	12/15/49	4,420	1,910

	BB&T Corp.	6.500%	8/1/11	30,375	30,726
	BB&T Corp.	5.700%	4/30/14	14,850	14,758
[2]	Bear Stearns Co., Inc.	1.554%	9/9/09	43,450	43,377
	Bear Stearns Co., Inc.	4.500%	10/28/10	24,158	24,501
[2]	Bear Stearns Co., Inc.	1.269%	1/31/11	25,020	24,136
	Bear Stearns Co., Inc.	5.350%	2/1/12	9,400	9,659
	Bear Stearns Co., Inc.	6.950%	8/10/12	34,150	36,098
[4]	BNP Paribas	4.800%	6/24/15	13,800	11,238
[2,4]	BTMU Curacao Holdings NV	1.619%	12/19/16	36,725	28,464
	Capital One Bank	5.000%	6/15/09	19,650	19,660
	Capital One Bank	5.750%	9/15/10	3,732	3,785
	Capital One Bank	6.500%	6/13/13	4,875	4,513
	Capital One Financial Corp.	4.800%	2/21/12	29,250	26,631
[3,4]	CBG Florida REIT Corp.	7.114%	2/15/49	25,100	1,318
	Charter One Bank N.A.	5.500%	4/26/11	16,400	15,403
[8]	Citigroup Funding, Inc.	2.000%	3/30/12	40,000	39,832
[2]	Citigroup, Inc.	1.424%	6/9/09	81,000	80,604
	Citigroup, Inc.	6.500%	1/18/11	14,625	14,295
	Citigroup, Inc.	5.250%	2/27/12	19,900	17,934
[8]	Citigroup, Inc.	2.125%	4/30/12	51,000	51,377
	Citigroup, Inc.	5.300%	10/17/12	39,297	34,551
	Citigroup, Inc.	5.500%	4/11/13	58,453	51,735
	Citigroup, Inc.	6.500%	8/19/13	15,350	14,142
	Citigroup, Inc.	5.000%	9/15/14	9,750	6,559
	Citigroup, Inc.	6.125%	11/21/17	30,905	25,484
[3]	Citigroup, Inc.	8.400%	4/29/49	32,200	20,930
[4]	Commonwealth Bank of Australia	5.000%	11/6/12	24,000	22,649
[3,4]	Commonwealth Bank of Australia	6.024%	3/15/49	21,125	9,717
[2,4]	Compass Bank	1.749%	10/9/09	46,700	46,606
	Countrywide Financial Corp.	5.800%	6/7/12	6,800	6,222
[2,4]	Credit Agricole	1.306%	5/28/10	93,750	92,323
[3,4]	Credit Agricole	6.637%	5/31/49	7,600	3,638
	Credit Suisse First Boston USA, Inc.	4.125%	1/15/10	22,900	23,155
[2]	Credit Suisse First Boston USA, Inc.	1.438%	8/15/10	41,500	40,191
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	15,600	16,074
	Credit Suisse First Boston USA, Inc.	5.500%	8/16/11	27,600	28,265
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	39,441	41,480
	Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	20,352	21,325
	Credit Suisse First Boston USA, Inc.	5.125%	1/15/14	5,400	5,353
	Credit Suisse New York	5.500%	5/1/14	86,640	87,035
[2,4]	Development Bank of Singapore Ltd.	1.454%	5/16/17	54,850	43,325
[2,4]	DnB NOR Bank ASA	1.209%	10/13/09	60,900	60,415

	Fifth Third Bancorp.	6.250%	5/1/13	9,075	8,412
[2]	First Tennessee Bank	1.456%	12/17/09	23,500	23,419
	FirstStar Bank	7.125%	12/1/09	11,985	12,297
	Fleet Financial Group	7.375%	12/1/09	5,000	5,025
[3]	Goldman Sachs Capital II	5.793%	12/29/49	19,430	9,832
[2]	Goldman Sachs Group, Inc.	1.430%	7/23/09	6,265	6,232
[2]	Goldman Sachs Group, Inc.	1.307%	12/23/09	49,750	48,583
[2]	Goldman Sachs Group, Inc.	1.461%	3/2/10	29,300	28,701
[2]	Goldman Sachs Group, Inc.	1.532%	6/28/10	45,030	43,494
	Goldman Sachs Group, Inc.	6.000%	5/1/14	23,140	23,124
	Goldman Sachs Group, Inc.	5.625%	1/15/17	5,870	5,103
	Goldman Sachs Group, Inc.	6.150%	4/1/18	20,000	18,868
	HSBC Bank PLC	6.950%	3/15/11	17,812	18,128
	HSBC Bank USA	3.875%	9/15/09	38,500	38,720
[2]	HSBC Bank USA	1.450%	12/14/09	38,500	38,145
[4]	ICICI Bank Ltd.	5.750%	1/12/12	9,125	8,372
[2]	Independence Community Bank	3.027%	4/1/14	16,040	11,549
	JPMorgan Chase & Co.	4.600%	1/17/11	9,350	9,502
	JPMorgan Chase & Co.	6.750%	2/1/11	29,500	30,835
	JPMorgan Chase & Co.	5.600%	6/1/11	35,000	36,197
	JPMorgan Chase & Co.	4.850%	6/16/11	30,000	30,496
	JPMorgan Chase & Co.	6.625%	3/15/12	19,601	20,267
	JPMorgan Chase & Co.	5.375%	10/1/12	72,565	75,079
[3]	JPMorgan Chase & Co.	4.891%	9/1/15	25,200	19,048
[3]	JPMorgan Chase & Co.	7.900%	12/29/49	18,000	13,410
[2]	KeyCorp	0.538%	5/26/09	19,570	19,508
	KeyCorp	6.500%	5/14/13	12,000	11,393
[3,4]	Lloyds TSB Group PLC	6.267%	11/14/49	23,575	6,483
[2,4]	Manufacturers & Traders Trust Co.	2.707%	4/1/13	18,050	14,712
	Marshall & Ilsley Bank	5.150%	2/22/12	21,500	17,864
[3]	Mellon Capital IV	6.244%	6/29/49	32,825	17,808
[2]	Merrill Lynch & Co., Inc.	1.454%	2/5/10	56,575	54,439
	Merrill Lynch & Co., Inc.	4.250%	2/8/10	28,035	27,969
	Merrill Lynch & Co., Inc.	4.790%	8/4/10	26,315	25,905
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	9,150	8,710
[2]	Merrill Lynch & Co., Inc.	1.501%	6/5/12	25,000	20,354
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	30,683	28,198
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	9,475	8,419
[2]	Morgan Stanley Dean Witter	1.411%	1/15/10	100,900	98,827
	Morgan Stanley Dean Witter	6.750%	4/15/11	37,000	37,981
[8]	Morgan Stanley Dean Witter	3.250%	12/1/11	88,000	91,406

	Morgan Stanley Dean Witter	6.600%	4/1/12	24,408	24,870
	Morgan Stanley Dean Witter	5.250%	11/2/12	19,610	19,141
	Morgan Stanley Dean Witter	5.300%	3/1/13	14,625	14,238
	Morgan Stanley Dean Witter	6.625%	4/1/18	45,185	43,168
	National Australia Bank	8.600%	5/19/10	18,760	19,338
	National City Bank	4.250%	1/29/10	13,950	13,971
	National City Bank	6.250%	3/15/11	2,000	1,995
	National City Bank	6.200%	12/15/11	16,300	16,390
	National City Bank	4.625%	5/1/13	24,715	21,810
	National City Bank of Kentucky	6.300%	2/15/11	8,700	8,703
	National City Bank of Pennsylvania	7.250%	10/21/11	6,228	6,127
	National Westminster Bank PLC	7.375%	10/1/09	9,337	9,152
	North Fork Bancorp., Inc.	5.875%	8/15/12	8,070	6,883
	Northern Trust Co.	5.500%	8/15/13	10,225	10,665
[2]	PNC Funding Corp.	0.480%	6/12/09	23,450	23,422
	PNC Funding Corp.	5.125%	12/14/10	28,155	28,041
	Regions Financial Corp.	4.375%	12/1/10	1,500	1,440
	Regions Financial Corp.	7.000%	3/1/11	10,385	9,666
	Santander Financial Issuances	6.375%	2/15/11	17,675	16,952
[2,4]	Santander U.S. Debt, S.A. Unipersonal	1.331%	11/20/09	88,100	86,479
	Sanwa Bank Ltd.	7.400%	6/15/11	9,825	10,177
[3,4]	Societe Generale	5.922%	12/5/49	9,200	4,700
	Sovereign Bancorp, Inc.	4.800%	9/1/10	7,000	6,875
[2]	Sovereign Bancorp, Inc.	2.880%	8/1/13	2,397	1,750
[3]	State Street Capital Trust	8.250%	3/15/42	7,450	4,712
	State Street Corp.	7.650%	6/15/10	8,075	8,123
[2]	State Street Corp.	1.139%	4/30/12	5,000	4,492
[2]	SunTrust Banks, Inc.	1.351%	5/22/09	14,700	14,701
	SunTrust Banks, Inc.	6.375%	4/1/11	4,600	4,538
[2,4]	Unicredit Luxembourg Finance	1.479%	1/13/17	51,600	34,638
	US Bank NA	6.375%	8/1/11	25,880	27,637
	US Bank NA	6.300%	2/4/14	13,650	14,305
	US Bank NA	4.950%	10/30/14	13,650	13,589
[3]	US Central Credit Union	2.700%	9/30/09	909	906
[3]	USB Capital IX	6.189%	4/15/49	53,940	30,206
[3,4]	USB Realty Corp.	6.091%	12/15/49	11,750	5,640
	Wachovia Bank NA	7.800%	8/18/10	38,950	39,672
	Wachovia Bank NA	4.800%	11/1/14	18,900	15,704
	Wachovia Bank NA	4.875%	2/1/15	4,000	3,526
	Wachovia Bank NA	5.000%	8/15/15	9,750	8,261
[3]	Wachovia Capital Trust III	5.800%	3/15/11	27,485	12,643
	Wachovia Corp.	4.375%	6/1/10	4,050	4,095

	Wachovia Corp.	5.350%	3/15/11	27,047	27,276
[2]	Wachovia Corp.	1.261%	10/15/11	24,450	21,735
	Wachovia Corp.	5.300%	10/15/11	55,120	55,514
	Wachovia Corp.	5.500%	5/1/13	29,300	28,470
[5]	Washington Mutual Bank	5.550%	6/16/10	8,965	2,062
[5]	Washington Mutual Bank	6.875%	6/15/11	21,983	2
	Washington Mutual Finance Corp.	6.875%	5/15/11	5,975	5,611
	Wells Fargo & Co.	4.200%	1/15/10	41,000	41,492
	Wells Fargo & Co.	4.625%	8/9/10	5,270	5,338
	Wells Fargo & Co.	4.875%	1/12/11	39,025	39,558
	Wells Fargo & Co.	5.300%	8/26/11	19,500	19,878
[8]	Wells Fargo & Co.	2.125%	6/15/12	16,000	16,152
	Wells Fargo & Co.	5.250%	10/23/12	17,675	17,669
	Wells Fargo & Co.	4.375%	1/31/13	15,000	14,476
	Wells Fargo Bank NA	6.450%	2/1/11	57,550	58,759
	Wells Fargo Bank NA	4.750%	2/9/15	30,200	26,440
	Western Financial Bank	9.625%	5/15/12	5,610	5,622
[2]	Zions Bancorp.	2.792%	12/10/09	65,700	63,741

	Brokerage (0.1%)
	Jefferies Group Inc.	5.875%	6/8/14	7,050	4,120
[2,5]	Lehman Brothers Holdings, Inc.	2.911%	8/21/09	24,450	3,270
[2,5]	Lehman Brothers Holdings, Inc.	2.907%	11/16/09	38,620	5,165
[2,5]	Lehman Brothers Holdings, Inc.	2.951%	5/25/10	19,555	2,616
[5]	Lehman Brothers Holdings, Inc.	5.750%	7/18/11	69,400	9,282
[5]	Lehman Brothers Holdings, Inc.	5.625%	1/24/13	9,200	1,231
[2,5]	Lehman Brothers Holdings, Inc.	2.998%	8/19/65	9,410	1

	Finance Companies (4.7%)
	American General Finance Corp.	4.625%	5/15/09	23,935	23,097
	American General Finance Corp.	5.375%	9/1/09	14,065	12,166
	American General Finance Corp.	3.875%	10/1/09	39,000	32,467
	American General Finance Corp.	4.875%	5/15/10	5,200	3,432
	American General Finance Corp.	5.200%	12/15/11	12,700	5,969
	American General Finance Corp.	4.875%	7/15/12	16,678	7,401
[2]	General Electric Capital Corp.	1.301%	5/10/10	41,400	40,121
[6]	General Electric Capital Corp.	4.250%	9/13/10	105,250	106,109

	General Electric Capital Corp.	5.000%	12/1/10	34,200	34,906
[8]	General Electric Capital Corp.	1.800%	3/11/11	70,000	70,695
	General Electric Capital Corp.	5.500%	4/28/11	6,035	6,239
	General Electric Capital Corp.	5.875%	2/15/12	1,497	1,527
	General Electric Capital Corp.	4.375%	3/3/12	17,175	16,952
[8]	General Electric Capital Corp.	2.250%	3/12/12	60,000	60,691
	General Electric Capital Corp.	5.000%	4/10/12	4,525	4,466
	General Electric Capital Corp.	5.250%	10/19/12	114,658	113,871
	General Electric Capital Corp.	5.450%	1/15/13	13,800	13,722
	General Electric Capital Corp.	4.800%	5/1/13	62,215	61,099
[3]	General Electric Capital Corp.	6.375%	11/15/67	14,450	8,200
[3]	HSBC Finance Capital Trust IX	5.911%	11/30/35	5,000	2,300
	HSBC Finance Corp.	4.125%	11/16/09	17,500	17,591
	HSBC Finance Corp.	4.625%	9/15/10	50,700	50,204
	HSBC Finance Corp.	5.250%	1/14/11	49,725	48,450
	HSBC Finance Corp.	6.750%	5/15/11	19,050	18,794
	HSBC Finance Corp.	5.700%	6/1/11	21,450	20,572
	HSBC Finance Corp.	6.375%	10/15/11	15,885	15,701
	HSBC Finance Corp.	5.500%	1/19/16	17,750	15,293
	International Lease Finance Corp.	4.750%	7/1/09	6,965	6,791
	International Lease Finance Corp.	4.875%	9/1/10	13,377	11,705
	International Lease Finance Corp.	5.125%	11/1/10	9,750	8,044
	International Lease Finance Corp.	4.950%	2/1/11	45,000	34,425
	International Lease Finance Corp.	5.450%	3/24/11	43,065	33,806
	International Lease Finance Corp.	5.750%	6/15/11	19,550	14,760
	International Lease Finance Corp.	4.750%	1/13/12	13,100	8,318
	International Lease Finance Corp.	6.375%	3/25/13	31,375	19,609
[2]	SLM Corp.	1.232%	7/27/09	36,000	35,510
	SLM Corp.	4.500%	7/26/10	28,445	25,042

	Insurance (3.1%)
	Aetna, Inc.	5.750%	6/15/11	6,600	6,848
	Berkshire Hathaway Finance Corp.	4.500%	1/15/13	25,245	25,874

	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	5,200	5,397
	Chubb Corp.	5.200%	4/1/13	2,092	2,099
[3]	Chubb Corp.	6.375%	3/29/67	3,760	2,231
	Coventry Health Care Inc.	5.875%	1/15/12	2,375	2,060
[3]	ING Capital Funding Trust III	5.775%	12/8/49	11,170	3,798
[4]	ING Security Life Institutional Funding	4.250%	1/15/10	29,500	28,664
[4]	Jackson National Life Insurance Co.	5.375%	5/8/13	18,650	15,893
[4]	John Hancock Global Funding II	6.500%	3/1/11	8,000	8,119
[4]	Liberty Mutual Group	4.875%	2/1/10	9,380	9,171
[3,4]	Liberty Mutual Group	7.000%	3/15/37	7,600	3,107
[3]	Lincoln National Corp.	6.050%	4/20/67	8,340	2,335
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	4,100	3,710
[2,4]	MassMutual Global Funding II	1.167%	4/21/11	117,100	108,450
[2,4]	MassMutual Global Funding II	1.437%	12/6/13	14,950	13,457
[2,4]	Merna Reinsurance Ltd.	2.970%	7/7/10	18,330	16,919
[2,4]	MetLife Global Funding I	1.406%	5/18/10	48,900	46,037
[4]	MetLife Global Funding I	5.125%	4/10/13	34,130	32,529
[4]	Monumental Global Funding II	4.375%	7/30/09	14,310	14,234
[4]	Monumental Global Funding II	4.625%	3/15/10	15,385	15,103
[4]	New York Life Global Funding	4.625%	8/16/10	9,360	9,417
[4]	New York Life Global Funding	5.250%	10/16/12	9,340	9,341
[3,4]	Oil Insurance Ltd.	7.558%	6/30/49	13,225	4,232
[4]	PRICOA Global Funding I	4.200%	1/15/10	18,291	17,608
[4]	PRICOA Global Funding I	4.625%	6/25/12	5,000	4,321
[4]	Principal Life Global	4.400%	10/1/10	9,800	9,448
	Principal Life Income Funding	5.125%	3/1/11	29,400	28,652
[3]	Progressive Corp.	6.700%	6/15/37	7,320	3,737
	Travelers Cos. Inc.	5.375%	6/15/12	10,250	10,349
[3]	Travelers Cos. Inc.	6.250%	3/15/37	16,175	9,963
	Travelers Property Casualty Corp.	5.000%	3/15/13	9,240	9,289
[4]	Travelers Property Casualty Corp. TOB	5.000%	3/15/13	6,500	6,597
	UnitedHealth Group, Inc.	5.125%	11/15/10	18,750	18,913
	UnitedHealth Group, Inc.	5.250%	3/15/11	2,500	2,554

	UnitedHealth Group, Inc.	5.500%	11/15/12	4,600	4,668
	UnitedHealth Group, Inc.	4.875%	2/15/13	9,330	9,146
	UnitedHealth Group, Inc.	4.875%	4/1/13	18,889	18,506
	UnumProvident Corp.	5.859%	5/15/09	24,230	24,205
	WellPoint Inc.	4.250%	12/15/09	16,300	16,359
	WellPoint Inc.	5.000%	1/15/11	16,768	17,019
	WellPoint Inc.	6.375%	1/15/12	9,750	9,961
	WellPoint Inc.	6.800%	8/1/12	7,298	7,522
	WellPoint Inc.	6.000%	2/15/14	35,925	36,448
	Willis North America Inc.	5.125%	7/15/10	8,040	7,576
[4]	Xlliac Global Funding	4.800%	8/10/10	15,700	13,394
[3,4]	ZFS Finance USA Trust I	5.875%	5/9/32	14,625	7,532

	Other Finance (0.3%)
[2]	Paccar Financial Corp.	1.288%	5/17/10	70,325	69,930

	Real Estate Investment Trusts (1.2%)
	Arden Realty LP	5.200%	9/1/11	7,700	7,670
	AvalonBay Communities, Inc.	5.500%	1/15/12	9,375	8,849
	Boston Properties, Inc.	6.250%	1/15/13	11,165	9,897
	Brandywine Operating Partnership	5.750%	4/1/12	17,190	13,350
	Developers Diversified Realty Corp.	5.250%	4/15/11	7,330	4,470
	Developers Diversified Realty Corp.	5.375%	10/15/12	14,000	7,678
	Health Care Property Investors, Inc.	4.875%	9/15/10	24,350	23,065
	Health Care REIT, Inc.	8.000%	9/12/12	19,125	18,005
	Kimco Realty Corp.	4.820%	8/15/11	14,035	12,593
	Liberty Property LP	6.375%	8/15/12	9,400	8,395
	ProLogis	5.500%	4/1/12	18,820	15,244
	Regency Centers LP	7.950%	1/15/11	4,700	4,526
	Simon Property Group Inc.	4.875%	3/18/10	27,900	27,469
	Simon Property Group Inc.	4.875%	8/15/10	17,950	17,677
	Simon Property Group Inc.	5.375%	6/1/11	5,130	4,889
	Simon Property Group Inc.	5.600%	9/1/11	9,260	8,680
	Simon Property Group Inc.	6.350%	8/28/12	2,660	2,517
	Simon Property Group Inc.	5.300%	5/30/13	29,900	26,906
[4]	Westfield Capital Corp.	4.375%	11/15/10	18,930	17,864
[4]	Westfield Group	5.400%	10/1/12	16,080	14,094

					6,064,273

Industrial (25.8%)
	Basic Industry (1.2%)
	Air Products & Chemicals Inc.	4.150%	2/1/13	12,400	12,020
	Alcoa, Inc.	6.000%	7/15/13	23,250	20,515
	ArcelorMittal	5.375%	6/1/13	17,245	14,969
	Arcelormittal	6.500%	4/15/14	8,800	7,391
	Barrick Gold Finance Inc.	6.125%	9/15/13	23,250	24,165
	BHP Billiton Finance (USA) Ltd.	4.800%	4/15/13	6,966	7,130
	BHP Billiton Finance (USA) Ltd.	5.500%	4/1/14	18,900	20,120
	E.I. du Pont de Nemours & Co.	5.000%	1/15/13	20,325	21,152
	International Paper Co.	7.950%	6/15/18	7,250	6,286
	PPG Industries, Inc.	5.750%	3/15/13	15,860	16,296
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	38,654	36,155
	Rio Tinto Finance USA Ltd.	8.950%	5/1/14	32,400	33,381
	Rohm & Haas Co.	5.600%	3/15/13	20,585	19,255
	Weyerhaeuser Co.	6.750%	3/15/12	9,790	9,750
[2,4]	Xstrata Finance Dubai Ltd.	1.581%	11/13/09	14,750	14,136

	Capital Goods (3.6%)
	Allied Waste North America Inc.	6.125%	2/15/14	3,645	3,536
	Allied Waste North America Inc.	6.875%	6/1/17	9,125	8,897
[4]	BAE Systems Holdings Inc.	4.750%	8/15/10	33,386	33,641
	Boeing Capital Corp.	6.500%	2/15/12	10,000	10,812
	Boeing Capital Corp.	5.800%	1/15/13	20,000	21,566
	Boeing Co.	5.000%	3/15/14	23,250	24,469
[3,4]	C8 Capital SPV Ltd.	6.640%	12/15/49	960	422
[2]	Caterpillar Financial Services Corp.	1.278%	8/11/09	74,100	73,912
	Caterpillar Financial Services Corp.	4.300%	6/1/10	1,000	1,020
	Caterpillar Financial Services Corp.	5.125%	10/12/11	20,000	20,529
	Caterpillar Financial Services Corp.	5.750%	2/15/12	73,500	75,463
	Caterpillar Financial Services Corp.	4.250%	2/8/13	33,195	32,151
	CRH America Inc.	5.625%	9/30/11	28,825	25,492
	Emerson Electric Co.	4.125%	4/15/15	9,220	9,283
	General Dynamics Corp.	5.250%	2/1/14	12,760	13,635
	Harsco Corp.	5.125%	9/15/13	8,000	8,052
[2]	Honeywell International, Inc.	1.142%	7/27/09	9,800	9,803

	Honeywell International, Inc.	6.125%	11/1/11	8,238	9,026
	Honeywell International, Inc.	4.250%	3/1/13	14,000	14,495
[4]	Hutchison Whampoa International Ltd.	5.450%	11/24/10	23,200	23,993
[4]	Illinois Tool Works, Inc.	5.150%	4/1/14	23,075	23,265
	Ingersoll-Rand GL Holding Co.	6.000%	8/15/13	18,345	18,000
[2]	John Deere Capital Corp.	1.412%	10/16/09	35,000	34,911
	John Deere Capital Corp.	5.400%	4/7/10	3,300	3,427
	John Deere Capital Corp.	5.400%	10/17/11	24,400	25,699
	John Deere Capital Corp.	7.000%	3/15/12	25,850	28,064
	John Deere Capital Corp.	5.250%	10/1/12	69,000	71,341
	L-3 Communications Corp.	7.625%	6/15/12	2,325	2,340
	L-3 Communications Corp.	6.125%	7/15/13	1,550	1,472
	L-3 Communications Corp.	5.875%	1/15/15	5,600	5,124
	Lafarge SA	6.150%	7/15/11	1,875	1,781
	Lockheed Martin Corp.	4.121%	3/14/13	4,675	4,727
[2]	Martin Marietta Material	1.189%	4/30/10	18,750	17,866
[3,4]	Minnesota Mining & Manufacturing ESOP Trust	5.620%	7/15/09	3,333	3,355
	Northrop Grumman Corp.	8.000%	10/15/09	5,400	5,509
	Northrop Grumman Corp.	7.125%	2/15/11	9,375	10,000
	Raytheon Co.	4.850%	1/15/11	15,770	16,319
	Roper Industries Inc.	6.625%	8/15/13	13,925	14,139
	Textron Financial Corp.	4.600%	5/3/10	11,750	10,691
	Textron Financial Corp.	5.400%	4/28/13	14,470	10,716
	Thermo Electron Corp.	5.000%	6/1/15	6,730	6,383
	Tyco International Group SA	6.375%	10/15/11	9,765	10,133
	Tyco International Group SA	8.500%	1/15/19	14,600	15,617
	Vulcan Materials Co.	6.300%	6/15/13	7,275	7,351

	Communication (6.0%)
[2]	AT&T Inc.	1.334%	2/5/10	35,200	35,195
	AT&T Inc.	7.300%	11/15/11	47,673	52,794
	AT&T Inc.	5.875%	2/1/12	6,500	6,932
	AT&T Inc.	4.950%	1/15/13	33,295	34,761
	AT&T Inc.	6.700%	11/15/13	18,500	20,635
	AT&T Wireless	7.875%	3/1/11	37,939	41,210
	British Sky Broadcasting Corp.	8.200%	7/15/09	47,967	48,285

	British Telecommunications PLC	8.625%	12/15/10	68,983	72,111
	Cingular Wireless LLC	6.500%	12/15/11	1,205	1,283
	Comcast Cable Communications, Inc.	6.750%	1/30/11	35,372	37,363
	Comcast Corp.	5.850%	1/15/10	33,312	34,087
	Comcast Corp.	5.500%	3/15/11	29,190	30,163
	Comcast Corp.	5.300%	1/15/14	11,748	11,792
	Cox Communications, Inc.	7.875%	8/15/09	21,348	21,569
	Cox Communications, Inc.	4.625%	1/15/10	13,400	13,366
	Cox Communications, Inc.	4.625%	6/1/13	4,530	4,221
[4]	Cox Enterprises, Inc.	7.875%	9/15/10	12,000	12,198
	Deutsche Telekom International Finance	8.500%	6/15/10	23,455	24,680
	Deutsche Telekom International Finance	5.875%	8/20/13	28,265	29,501
	France Telecom	7.750%	3/1/11	112,587	120,924
[2]	Gannett Co., Inc.	1.450%	5/26/09	24,500	24,224
[3]	NYNEX Corp.	9.550%	5/1/10	4,158	4,315
	Reed Elsevier Capital	7.750%	1/15/14	9,200	9,566
	Rogers Communications Inc.	7.250%	12/15/12	9,600	10,032
	Rogers Communications Inc.	6.375%	3/1/14	9,545	9,879
	Telecom Italia Capital	4.000%	1/15/10	35,850	35,757
	Telecom Italia Capital	4.875%	10/1/10	19,700	19,615
	Telefonica Emisiones SAU	5.984%	6/20/11	112,390	117,760
	Telefonica Europe BV	7.750%	9/15/10	9,913	10,425
	Telefonos de Mexico SA	4.750%	1/27/10	18,730	18,917
	Time Warner Cable Inc.	5.400%	7/2/12	12,250	12,460
	Time Warner Cable Inc.	6.200%	7/1/13	27,725	28,897
	Time Warner Cable Inc.	7.500%	4/1/14	4,625	4,985
	Verizon Communications Corp.	4.350%	2/15/13	1,900	1,942
	Verizon Communications Corp.	5.250%	4/15/13	35,650	37,467
	Verizon Communications Corp.	5.500%	2/15/18	19,525	19,423
	Verizon Global Funding Corp.	7.250%	12/1/10	39,430	42,035
	Verizon Global Funding Corp.	6.875%	6/15/12	18,725	20,362
	Verizon Global Funding Corp.	7.375%	9/1/12	16,000	17,677
[4]	Verizon Wireless Capital	5.250%	2/1/12	28,250	29,072

[4]	Verizon Wireless Capital	7.375%	11/15/13	28,000	30,909
[4]	Vivendi	5.750%	4/4/13	18,225	17,579
	Vodafone AirTouch PLC	7.750%	2/15/10	47,902	49,647
	Vodafone Group PLC	5.500%	6/15/11	36,950	38,892
	Vodafone Group PLC	5.350%	2/27/12	15,435	15,952
	Vodafone Group PLC	5.000%	12/16/13	19,180	19,984

	Consumer Cyclical (3.0%)
[2,4]	American Honda Finance	1.282%	5/12/09	29,400	29,008
[4]	American Honda Finance	5.125%	12/15/10	24,390	24,224
[4]	American Honda Finance	4.625%	4/2/13	18,650	17,071
	Autozone, Inc.	6.500%	1/15/14	18,175	18,424
	Best Buy Co.	6.750%	7/15/13	14,500	14,313
	Centex Corp.	5.800%	9/15/09	9,380	9,392
	CVS Caremark Corp.	4.000%	9/15/09	9,500	9,591
	CVS Caremark Corp.	5.750%	8/15/11	10,000	10,605
[3]	CVS Caremark Corp.	6.302%	6/1/37	16,400	10,667
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	29,480	29,422
	DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	4,670	4,735
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	11,850	11,514
	Darden Restaurants Inc.	5.625%	10/15/12	6,540	6,267
	Federated Retail Holding	5.350%	3/15/12	20,092	18,183
[4]	Harley-Davidson Funding Corp.	5.250%	12/15/12	10,950	8,216
[4]	Harley-Davidson Inc.	5.000%	12/15/10	9,300	8,531
	Harrah's Entertainment Inc.	7.875%	3/15/10	5,425	3,174
	J.C. Penney Co., Inc.	8.000%	3/1/10	2,400	2,423
	J.C. Penney Co., Inc.	9.000%	8/1/12	23,036	22,899
	K. Hovnanian Enterprises	6.250%	1/15/16	7,710	2,621
	Lennar Corp.	5.125%	10/1/10	5,300	4,876
	Lowe's Cos., Inc.	8.250%	6/1/10	8,600	9,098
	Lowe's Cos., Inc.	5.600%	9/15/12	18,275	19,567
	Macys Retail Holdings Inc.	6.625%	4/1/11	17,146	16,374
	McDonald's Corp.	4.300%	3/1/13	13,325	14,016
	MGM Mirage, Inc.	8.500%	9/15/10	5,600	3,976
	MGM Mirage, Inc.	6.750%	4/1/13	3,825	2,285
	MGM Mirage, Inc.	5.875%	2/27/14	4,000	2,270
[4]	Nissan Motor Acceptance Corp.	4.625%	3/8/10	28,250	26,841
[4]	Nissan Motor Acceptance Corp.	5.625%	3/14/11	39,200	35,650
	Staples Inc.	7.750%	4/1/11	4,900	5,139
	Target Corp.	5.875%	3/1/12	14,550	15,613
	Target Corp.	5.125%	1/15/13	9,340	9,879

	Tenneco Automotive Inc.	8.625%	11/15/14	4,400	1,298
[2]	The Walt Disney Co.	1.192%	7/16/10	19,550	19,540
	The Walt Disney Co.	5.700%	7/15/11	3,750	4,033
	The Walt Disney Co.	6.375%	3/1/12	1,900	2,066
	The Walt Disney Co.	4.500%	12/15/13	29,425	30,594
[2]	Time Warner, Inc.	1.461%	11/13/09	29,500	29,249
	Time Warner, Inc.	6.875%	5/1/12	4,665	4,866
	Toll Corp.	8.250%	2/1/11	2,305	2,305
[3]	Toyota Motor Credit Corp.	2.750%	8/6/09	1,145	1,147
[2]	Viacom Inc.	1.670%	6/16/09	34,200	34,091
	Viacom Inc.	5.750%	4/30/11	3,900	3,925
	Wal-Mart Stores, Inc.	4.250%	4/15/13	13,175	13,780
	Wal-Mart Stores, Inc.	4.550%	5/1/13	2,900	3,078
	Walgreen Co.	4.875%	8/1/13	28,650	30,528
	Western Union Co.	5.400%	11/17/11	19,500	20,219
	Western Union Co.	6.500%	2/26/14	21,600	22,772
	Yum! Brands, Inc.	8.875%	4/15/11	6,800	7,304

	Consumer Noncyclical (6.1%)
	Abbott Laboratories	3.750%	3/15/11	6,550	6,773
	Abbott Laboratories	5.600%	5/15/11	6,345	6,837
	Abbott Laboratories	5.150%	11/30/12	42,250	45,663
	Altria Group, Inc.	8.500%	11/10/13	46,000	51,435
	AmerisourceBergen Corp.	5.625%	9/15/12	12,420	12,295
	Amgen Inc.	4.000%	11/18/09	29,700	30,177
[4]	Anheuser-Busch Cos., Inc.	7.200%	1/15/14	57,350	61,189
	AstraZeneca PLC	5.400%	9/15/12	14,650	15,676
	AstraZeneca PLC	5.400%	6/1/14	1,430	1,537
	Avon Products, Inc.	5.625%	3/1/14	9,400	9,645
	Baxter Finco, BV	4.750%	10/15/10	16,300	16,889
	Becton, Dickinson & Co.	7.150%	10/1/09	4,900	5,000
	Biogen Idec Inc.	6.000%	3/1/13	22,190	22,522
[2]	Cardinal Health, Inc.	1.462%	10/2/09	18,725	18,486
	Cardinal Health, Inc.	6.750%	2/15/11	5,000	5,106
[4]	Cargill Inc.	5.200%	1/22/13	18,650	18,279
	Clorox Co.	5.000%	3/1/13	2,825	2,878
	Coca-Cola Co.	3.625%	3/15/14	23,800	24,243
	Coca-Cola Enterprises Inc.	5.000%	8/15/13	20,400	21,392
	Coca-Cola Enterprises Inc.	7.375%	3/3/14	14,650	16,726
	Covidien International	5.150%	10/15/10	18,680	19,221
	Delhaize America Inc.	5.875%	2/1/14	1,950	1,960
	Diageo Capital PLC	5.125%	1/30/12	1,000	1,010
	Diageo Capital PLC	5.200%	1/30/13	6,540	6,674
	Eli Lilly & Co.	3.550%	3/6/12	6,000	6,208
[2]	General Mills, Inc.	1.231%	1/22/10	28,100	28,000
	General Mills, Inc.	5.650%	9/10/12	14,030	14,857
	General Mills, Inc.	5.250%	8/15/13	15,800	16,501
	GlaxoSmithKline Capital Inc.	4.850%	5/15/13	24,565	25,721

	H.J. Heinz Co.	5.350%	7/15/13	7,275	7,534
	Hormel Foods Corp.	6.625%	6/1/11	8,900	9,584
	Hospira, Inc.	4.950%	6/15/09	19,000	19,047
[2]	Hospira, Inc.	1.712%	3/30/10	12,594	12,060
	Hospira, Inc.	5.550%	3/30/12	6,624	6,518
	Kellogg Co.	6.600%	4/1/11	34,000	36,525
	Kellogg Co.	5.125%	12/3/12	9,770	10,347
	Kellogg Co.	4.250%	3/6/13	14,000	14,344
	Kraft Foods, Inc.	4.125%	11/12/09	30,550	30,887
	Kraft Foods, Inc.	5.625%	8/11/10	14,050	14,579
	Kraft Foods, Inc.	5.625%	11/1/11	29,630	31,294
	Kraft Foods, Inc.	6.750%	2/19/14	15,600	17,020
	Kroger Co.	7.250%	6/1/09	18,442	18,505
	Kroger Co.	6.200%	6/15/12	2,800	2,974
	Kroger Co.	5.000%	4/15/13	12,200	12,437
	Kroger Co.	7.500%	1/15/14	13,825	15,495
	Land O'Lakes Inc.	9.000%	12/15/10	1,590	1,618
	Mckesson Corp.	6.500%	2/15/14	9,120	9,573
	Medco Health Solutions	6.125%	3/15/13	29,250	29,477
	Medtronic Inc.	4.375%	9/15/10	18,800	19,376
	Medtronic Inc.	4.500%	3/15/14	9,200	9,459
	Molson Coors Capital Finance	4.850%	9/22/10	6,575	6,696
	Novartis Capital Corp.	4.125%	2/10/14	37,500	38,710
	PepsiAmericas Inc.	6.375%	5/1/09	10,170	10,171
	PepsiAmericas Inc.	5.625%	5/31/11	4,890	5,183
	PepsiAmericas Inc.	4.375%	2/15/14	14,370	14,472
	Pepsico, Inc.	4.650%	2/15/13	5,870	6,255
	Pfizer, Inc.	4.450%	3/15/12	57,500	60,635
	Pfizer, Inc.	5.350%	3/15/15	52,000	56,177
	Philip Morris International Inc.	6.875%	3/17/14	23,256	25,765
	Philips Electronics NV	4.625%	3/11/13	14,000	13,941
	Procter & Gamble Co.	4.600%	1/15/14	13,000	13,753
	Quest Diagnostic, Inc.	5.125%	11/1/10	9,400	9,442
	Reynolds American Inc.	7.625%	6/1/16	3,050	2,714
[4]	Roche Holdings, Inc.	4.500%	3/1/12	31,200	32,066
[2,4]	SABMiller PLC	1.508%	7/1/09	14,675	14,587
[4]	SABMiller PLC	6.200%	7/1/11	27,465	27,166
	Safeway, Inc.	4.950%	8/16/10	13,675	14,019
	Safeway, Inc.	6.250%	3/15/14	9,750	10,528
	SUPERVALU Inc.	8.000%	5/1/16	4,700	4,559
	Sysco Corp.	4.200%	2/12/13	9,330	9,533
	Unilever Capital Corp.	3.650%	2/15/14	23,300	23,498
	Whirlpool Corp.	5.500%	3/1/13	14,000	12,357
	Wyeth	6.950%	3/15/11	17,420	18,686
	Wyeth	5.500%	3/15/13	38,530	41,135

	Energy (2.3%)
	Anadarko Finance Co.	6.750%	5/1/11	15,531	15,988
	BP Capital Markets PLC	3.125%	3/10/12	15,500	15,752
	BP Capital Markets PLC	5.250%	11/7/13	12,325	13,326
	Canadian Natural Resources	6.700%	7/15/11	9,575	10,035

	Canadian Natural Resources	5.150%	2/1/13	14,020	13,858
[4]	Canadian Oil Sands	4.800%	8/10/09	13,090	13,140
	Chevron Corp.	3.450%	3/3/12	23,150	23,921
	Conoco Funding Co.	6.350%	10/15/11	27,470	30,251
	ConocoPhillips	8.750%	5/25/10	31,205	33,675
	ConocoPhillips	9.375%	2/15/11	15,375	17,107
	ConocoPhillips	4.750%	2/1/14	34,150	35,910
	Devon Energy Corp.	5.625%	1/15/14	6,400	6,675
	Devon Financing Corp.	6.875%	9/30/11	40,580	43,295
[4]	GS-Caltex Oil Corp.	5.500%	10/15/15	8,300	6,130
	Kerr McGee Corp.	6.875%	9/15/11	40,130	41,261
	Marathon Oil Corp.	6.125%	3/15/12	24,585	25,241
[4]	Nabors Industries Inc.	9.250%	1/15/19	8,350	8,335
[3,4]	Petroleum Co. of Trinidad & Tobago	6.000%	5/8/22	5,800	4,230
[3,4]	PF Export Receivables Master Trust	3.748%	6/1/13	5,793	5,190
[3,4]	PF Export Receivables Master Trust	6.436%	6/1/15	11,176	11,277
	Shell International Finance BV	4.000%	3/21/14	45,200	46,728
	Transocean Inc.	5.250%	3/15/13	2,331	2,363
	Weatherford International Inc.	5.950%	6/15/12	11,150	11,147
	Weatherford International Inc.	5.150%	3/15/13	16,800	15,759
	XTO Energy, Inc.	5.000%	8/1/10	27,850	28,205
	XTO Energy, Inc.	5.900%	8/1/12	28,225	29,010

	Technology (2.0%)
	Agilent Technologies Inc.	6.500%	11/1/17	8,325	6,735
	Cisco Systems Inc.	5.250%	2/22/11	21,990	23,353
	Dell Inc.	4.700%	4/15/13	14,140	14,314
	Dell Inc.	5.625%	4/15/14	9,650	10,145
	Dun & Bradstreet Corp.	6.000%	4/1/13	25,100	25,222
	Electronic Data Systems	6.000%	8/1/13	12,632	13,552
	Fiserv, Inc.	6.125%	11/20/12	52,120	51,416
[2]	Hewlett-Packard Co.	1.380%	6/15/10	23,450	23,348
	Hewlett-Packard Co.	6.125%	3/1/14	8,902	9,844
	Hewlett-Packard Co.	4.750%	6/2/14	19,830	20,872
	International Business Machines Corp.	4.950%	3/22/11	31,150	32,744
	International Business Machines Corp.	4.750%	11/29/12	14,150	15,027
	Intuit Inc.	5.400%	3/15/12	9,375	9,471
	Lexmark International Inc.	5.900%	6/1/13	18,550	16,247
[2]	Oracle Corp.	1.294%	5/14/10	93,775	93,616
	Oracle Corp.	5.000%	1/15/11	22,202	23,370
	Oracle Corp.	4.950%	4/15/13	19,513	20,652
	Pitney Bowes, Inc.	5.000%	3/15/15	14,170	14,223

	Xerox Corp.	6.875%	8/15/11	11,395	11,404

	Transportation (1.6%)
[3]	American Airlines, Inc.	3.857%	7/9/10	6,385	5,682
	American Airlines, Inc.	6.817%	5/23/11	7,453	5,329
	American Airlines, Inc.	7.858%	10/1/11	15,885	13,264
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	4,900	5,113
	Canadian National Railway Co.	4.250%	8/1/09	3,000	3,016
	Canadian National Railway Co.	6.375%	10/15/11	4,500	4,908
	Continental Airlines, Inc.	7.056%	9/15/09	4,173	4,110
[3]	Continental Airlines, Inc.	6.648%	9/15/17	2,842	2,217
[3]	Continental Airlines, Inc.	6.900%	1/2/18	2,969	2,405
[3]	Continental Airlines, Inc.	9.798%	4/1/21	7,825	4,500
	CSX Corp.	4.875%	11/1/09	5,740	5,783
	CSX Corp.	6.750%	3/15/11	16,800	17,351
	Delta Air Lines, Inc.	7.570%	11/18/10	45,690	42,378
[3]	Delta Air Lines, Inc.	6.821%	8/10/22	9,929	7,198
[3]	Delta Air Lines, Inc.	8.021%	8/10/22	4,860	2,722
[2,4]	ERAC USA Finance Co.	1.506%	8/28/09	19,500	18,942
[4]	ERAC USA Finance Co.	7.950%	12/15/09	12,270	12,075
[4]	ERAC USA Finance Co.	8.000%	1/15/11	8,400	8,045
	FedEx Corp.	5.500%	8/15/09	28,425	28,662
	Greenbrier Co. Inc.	8.375%	5/15/15	9,113	4,010
[2,3]	JetBlue Airways Corp.	1.695%	12/15/13	14,564	11,268
[2]	JetBlue Airways Corp.	1.740%	3/15/14	25,765	14,477
[2]	JetBlue Airways Corp.	1.684%	11/15/16	19,135	10,341
	Norfolk Southern Corp.	8.625%	5/15/10	10,290	10,879
	Norfolk Southern Corp.	6.750%	2/15/11	16,300	17,355
	Ryder System Inc.	6.000%	3/1/13	18,660	17,887
[4]	Southwest Airlines Co.	10.500%	12/15/11	24,375	25,594
	Union Pacific Corp.	3.625%	6/1/10	19,320	19,412
	Union Pacific Corp.	5.450%	1/31/13	4,680	4,779
[3]	United Air Lines Inc.	7.186%	4/1/11	5,007	4,831

					5,581,148
Utilities (4.4%)
	Electric (2.9%)
[4]	AES Panama SA	6.350%	12/21/16	8,500	7,435
[2]	Alabama Power Co.	1.439%	8/25/09	20,990	20,997
	Alabama Power Co.	4.850%	12/15/12	6,840	7,081
	American Water Capital Corp.	6.085%	10/15/17	29,200	26,777
	Appalachian Power Co.	5.650%	8/15/12	16,870	16,862
	Carolina Power & Light Co.	6.500%	7/15/12	11,832	12,516
	Carolina Power & Light Co.	5.125%	9/15/13	4,650	4,877
	Commonwealth Edison Co.	6.150%	3/15/12	4,000	4,068
	Consumers Energy Co.	4.400%	8/15/09	9,370	9,384
	Consumers Energy Co.	4.000%	5/15/10	22,567	22,495
	Consumers Energy Co.	5.000%	2/15/12	4,300	4,300

[3]	Dominion Resources, Inc.	6.300%	9/30/66	37,740	22,242
[4]	EDP Finance BV	5.375%	11/2/12	14,750	14,928
	Entergy Arkansas Inc.	5.400%	8/1/13	9,280	9,160
	FirstEnergy Corp.	6.450%	11/15/11	7,750	7,972
	Florida Power Corp.	4.500%	6/1/10	14,775	15,067
	Florida Power Corp.	6.650%	7/15/11	3,400	3,660
	Florida Power Corp.	4.800%	3/1/13	7,180	7,344
[2]	FPL Group Capital, Inc.	2.196%	6/17/11	23,250	21,605
[4]	FPL Group Capital, Inc.	7.590%	7/10/18	18,875	14,739
[3]	FPL Group Capital, Inc.	6.350%	10/1/66	8,820	6,219
[3,4]	GWF Energy LLC	6.131%	12/30/11	4,804	4,887
[4]	Israel Electric Corp. Ltd.	7.250%	1/15/19	5,500	5,452
	MidAmerican Energy Co.	5.650%	7/15/12	32,800	34,062
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	15,600	16,039
	Nevada Power Co.	8.250%	6/1/11	5,600	5,951
	Nevada Power Co.	6.500%	4/15/12	8,150	8,314
	Northeast Utilities	7.250%	4/1/12	16,385	16,492
	Northeast Utilities	5.650%	6/1/13	23,250	22,157
	Northern States Power Co.	4.750%	8/1/10	7,350	7,357
	Northern States Power Co.	8.000%	8/28/12	20,650	22,964
	NStar Electric Co.	4.875%	10/15/12	5,480	5,589
	Ohio Power Co.	5.300%	11/1/10	10,030	10,106
[4]	Oncor Electric Delivery Co.	5.950%	9/1/13	18,570	18,192
	Pacific Gas & Electric Co.	4.200%	3/1/11	11,950	12,280
	Pacific Gas & Electric Co.	6.250%	12/1/13	4,600	5,009
	PECO Energy Co.	5.950%	11/1/11	8,500	8,738
[2]	Pepco Holdings, Inc.	1.886%	6/1/10	11,510	10,794
	PG&E Corp.	5.750%	4/1/14	13,750	14,016
[3]	PPL Capital Funding, Inc.	6.700%	3/30/67	20,650	12,778
	PPL Electric Utilities Corp.	6.250%	8/15/09	19,070	19,284
	Progress Energy, Inc.	6.050%	3/15/14	9,200	9,415
	Public Service Co. of Colorado	6.875%	7/15/09	22,758	22,953
	Public Service Electric & Gas	5.125%	9/1/12	6,215	6,383
	Sierra Pacific Power Co.	5.450%	9/1/13	9,280	9,263
	Southern California Edison Co.	7.625%	1/15/10	7,150	7,347
	Southern California Edison Co.	5.750%	3/15/14	13,000	14,088
	Tampa Electric Co.	6.875%	6/15/12	19,430	20,186
	Tampa Electric Co.	6.375%	8/15/12	7,459	7,653
	Wisconsin Energy Corp.	6.500%	4/1/11	16,850	17,733

	Natural Gas (1.5%)
	AGL Capital Corp.	7.125%	1/14/11	9,900	10,151
[3]	Enbridge Energy Partners	8.050%	10/1/37	4,615	2,523
	Energy Transfer Partners LP	6.000%	7/1/13	9,350	9,229
	Energy Transfer Partners LP	8.500%	4/15/14	11,100	11,805
	Enterprise Products Operating LP	5.650%	4/1/13	23,970	23,471
	Enterprise Products Operating LP	9.750%	1/31/14	9,750	10,664
[3]	Enterprise Products Operating LP	8.375%	8/1/66	20,700	14,251
[4]	Gulf South Pipeline Co.	5.750%	8/15/12	23,400	22,295
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	3,750	3,921
[4]	NGPL Pipeco LLC	6.514%	12/15/12	23,370	23,569
	ONEOK Partners, LP	8.875%	6/15/10	7,950	8,167
	ONEOK Partners, LP	5.900%	4/1/12	9,370	9,214
	Plains All American Pipeline LP	4.750%	8/15/09	26,800	26,723
[2,4]	Rockies Express Pipeline LLC	5.100%	8/20/09	61,500	61,375
[4]	Rockies Express Pipeline LLC	6.250%	7/15/13	9,250	9,370
	Southern Union Co.	6.089%	2/16/10	17,580	16,924
[3]	Southern Union Co.	7.200%	11/1/66	17,625	9,429
	Teppco Partners, LP	5.900%	4/15/13	36,800	34,043
[3]	Trans-Canada Pipelines	6.350%	5/15/67	7,500	4,720

					947,054
Total Corporate Bonds (Cost $19,145,995)					17,855,716
Sovereign Bonds (U.S. Dollar-Denominated) (1.3%)
[2]	Bank of Ireland	1.359%	12/18/09	61,800	60,176
	China Development Bank	8.250%	5/15/09	18,790	18,907
[4]	Emirate of Abu Dhabi	5.500%	4/8/14	2,740	2,771
	Export-Import Bank of Korea	5.500%	10/17/12	17,800	17,616
[4]	Gaz Capital SA	6.212%	11/22/16	11,300	8,645
[4]	Hana Bank	6.500%	4/9/12	4,580	4,652
[4]	Industrial Bank of Korea	7.125%	4/23/14	6,700	6,580
	Korea Development Bank	5.300%	1/17/13	18,675	17,861
[4]	Mubadala Development Co.	5.750%	5/6/14	16,200	16,041
[3]	Pemex Finance Ltd.	9.690%	8/15/09	4,100	4,116
	Petrobras International Finance	9.125%	7/2/13	5,587	6,704
	Petrobras International Finance	7.750%	9/15/14	1,600	1,792

[3,4]	Petroleum Export/Cayman	4.623%	6/15/10	8,194	7,597
[3,4]	Petroleum Export/Cayman	5.265%	6/15/11	5,356	4,584
[4]	Petronas Capital Ltd.	7.000%	5/22/12	20,700	22,487
[3,4]	Qatar Petroleum	5.579%	5/30/11	13,057	13,123
[3,4]	Ras Laffan Liquefied Natural Gas Co.	3.437%	9/15/09	3,786	3,767
[3,4]	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	14,590	12,707
[4]	State of Qatar	5.150%	4/9/14	3,200	3,272
[4]	Taqa Abu Dhabi National Energy Co.	5.620%	10/25/12	9,400	9,355
[4]	Taqa Abu Dhabi National Energy Co.	5.875%	10/27/16	15,000	13,854
[4]	Trans Capital Investment	5.670%	3/5/14	22,675	18,253
Total Sovereign Bonds (Cost $286,822)					274,860
Taxable Municipal Bonds (0.6%)
	California GO	5.250%	4/1/14	7,000	7,339
	California GO	5.650%	4/1/39	5,000	5,206
	Duke Univ.	4.200%	4/1/14	7,200	7,324
[2]	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	1.231%	10/15/12	47,450	42,724
	Louisiana Public Facs. Auth. Systems Rev.	4.500%	2/1/14	63,850	66,047
	New York City NY IDA Special Fac. Rev. (American Airlines Inc. J.F.K International Project)	7.500%	8/1/16	3,400	2,805
	Stanford Univ.	3.625%	5/1/14	4,000	4,030
Total Taxable Municipal Bonds (Cost $137,817)					135,475
Tax-Exempt Municipal Bonds (0.2%)
California (0.2%)
	California GO CP (Cost $46,900)	5.000%	6/2/09	46,900	47,093
				Shares
Preferred Stocks (0.7%)
	Aspen Insurance Holdings	7.401%		262,600	3,676
	Bank of America Corp.	1.250%		152,000	1,353
	Bank of America Corp.	5.908%		736,360	6,929
	Fannie Mae	5.948%		934,000	476
	General Electric Capital Corp.	6.450%		300,000	6,702
	Goldman Sachs Group, Inc.	6.050%		2,080,000	28,662
[5]	Lehman Brothers Holdings Cvt.	0.00%		29,160	22
	Santander Financial	6.800%		404,900	5,985

	Southern California Edison Co.	5.349%	1,234,390	95,622
	SunTrust Banks, Inc.	6.224%	369,500	3,688
	Zions Bancorp	4.000%	293,775	2,189
Total Preferred Stocks (Cost $289,882)				155,304
Temporary Cash Investment (4.1%)
Money Market Fund
[7]	Vanguard Market Liquidity Fund (Cost $893,379)	0.355%	893,379,150	893,379
Total Investments (99.5%) (Cost $23,003,062)				21,578,375
Other Assets and Liabilities-Net (0.5%)				99,259
Net Assets (100%)				21,677,634

1	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2	Adjustable-rate security.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of these securities was $2,505,751,000, representing 11.6% of net assets.

5	Non-income-producing security--security in default.
6	Securities with a value of $24,848,000 have been segregated as initial margin for open futures contracts.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the temporary Liquidity Guarantee Program.
CP—Commercial Paper.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
TOB—Tender Option Bond.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2009, the cost of investment securities for tax purposes was $23,003,081,000. Net unrealized depreciation of investment securities for tax purposes was $1,424,706,000, consisting of unrealized gains of $234,885,000 on securities that had risen in value since their purchase and $1,659,591,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	7,906	1,719,926	5,720
5-Year U.S. Treasury Note	(4,362)	510,967	907
10-Year U.S. Treasury Note	(740)	89,494	678

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer. The fund has purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. The fund has also sold credit protection through credit default swaps, to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically-settle or cash-settle the swap contract. If the swap is physically-settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash-settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed valuation procedure.

The fund has entered into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash-settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash-settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty.

Credit Default Swaps

Reference Entity	Termination Date	Counter-party [1]	Notional Amount ($000)	Up-front Premium Received (Paid) ($000)	Periodic Premium Received (Paid)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold/Moody’s Rating
Burlington Northern Sante Fe Corp./Baa1	6/20/12	DBS	18,400	-	0.400%	(110)
Johnson & Johnson/Aaa	9/20/12	UBS	7,340	-	0.080%	(78)
Johnson & Johnson/Aaa	9/20/12	GS	18,345	-	0.070%	(202)

Credit Protection Purchased
AT&T Inc.	6/20/13	GS	12,700	-	(1.040%)	58
Merrill Lynch & Co., Inc.	9/20/13	BA	14,700	-	(2.900%)	843
Barclays Bank	3/20/10	BA	10,000	-	(2.450%)	(21)
American Express Credit Corp.	6/20/14	UBS	10,440	-	(6.300%)	(1,077)
Citigroup Inc.	6/20/14	BA	34,200	(1,367)	(5.000%)	(122)
American Express Credit Corp.	6/20/14	DBS	9,750	(335)	(5.000%)	(774)
American Express Credit Corp	6/20/14	GS	9,750	(148)	(5.000%	(587)
Goldman Sachs Group, Inc.	6/20/10	JPM	13,000	(191)	(1.000%)	163
Wachovia Corp.	6/20/10	DBS	11,000	(240)	(1.000%)	33
						(1,874)

Interest Rate Swaps
			Fixed	Floating	Unrealized
		Notional	Interest Rate	Interest Rate	Appreciation
		Amount	Received	Received	(Depreciation)
Termination Date	Counterparty[1]	($000)	(Paid)	(Paid)	($000)
6/2/09	DBS	40,850	3.770%	(1.260%)[2]	75
5/18/10	BZW	48,900	2.550%	(1.250%)[2]	742
6/15/10	BZW	25,000	2.590%	(1.320%)[2]	397
9/30/10	BZW	725,214	3.440%	(1.230%)[2]	22,009
11/6/10	BZW	85,104	1.350%	(0.490%)[3]	476
11/6/10	BZW	85,104	1.350%	(0.490%)[3]	467
11/6/10	GS	85,104	1.360%	(0.490%)[3]	482
11/6/10	WB	85,104	1.360%	(0.490%)[3]	486
11/15/10	WB	29,300	1.080%	(0.450%)[3]	44
12/15/10	WB	17,550	1.020%	(0.450%)[3]	-
6/15/11	GS	6,700	1.320%	(0.450%)[3]	7
6/15/11	WB	1,325	1.320%	(0.450%)[3]	1
7/15/11	JPM	15,200	1.290%	(0.450%)[3]	(7)
7/15/11	WB	16,700	1.320%	(0.450%)[3]	3
7/15/11	BZW	112,500	1.200%	(0.430%)[3]	(276)
7/15/11	GS	16,000	1.300%	(0.360%)[3]	(6)
7/15/11	WB	7,800	1.300%	(0.360%)[3]	(3)
9/15/11	WB	6,625	1.410%	(0.450%)[3]	-
9/15/11	BZW	15,796	1.400%	(0.450%)[3]	(3)
10/6/11	WB	76,060	1.720%	(0.490%)[3]	511
10/6/11	BZW	76,060	1.720%	(0.490%)[3]	517
10/15/11	WB	5,000	1.510%	(0.400%)[3]	6
11/15/11	GS	9,700	1.360%	(0.450%)[3]	(33)
12/6/11	WB	186,041	2.020%	(1.260%)[2]	1,239
7/15/12	GS	41,000	1.730%	(0.450%)[3]	(115)
9/6/12	GS	88,131	2.070%	(0.490%)[3]	563
9/6/12	BA	88,131	2.070%	(0.490%)[3]	538
10/15/12	WB	5,260	1.800%	(0.460%)[3]	(21)

10/20/12	BZW	19,100	1.760%	(0.450%)[3]	(106)
11/15/12	WB	6,650	1.900%	(0.450%)[3]	(10)
11/15/12	BZW	13,205	1.950%	(0.400%)[3]	(1)
12/6/12	BZW	94,300	2.330%	(1.260%)[2]	557
2/15/13	WB	3,900	1.960%	(0.450%)[3]	(12)
9/15/13	WB	49,000	2.000%	(0.450%)[3]	(478)
9/16/13	GS	16,750	2.290%	(0.980%)[2]	(73)
11/17/13	JPM	7,695	2.170%	(0.450%)[3]	(39)
12/1/13	GS	43,112	2.580%	(1.200%)[2]	242
12/1/13	WB	128,237	2.580%	(1.200%)[2]	709
12/1/13	GS	128,237	2.580%	(1.200%)[2]	736
3/6/14	GS	128,659	2.450%	(0.490%)[3]	436
5/15/14	GS	2,675	2.300%	(0.450%)[3]	(16)
					30,044

1 BA-Bank of America.
DBS-Deutsche Bank Securities.
GS-Goldman Sachs Capital Markets.
JPM-JPMorgan Chase.
WB-Wachovia Bank, N.A.
UBS-UBS AG
[2]Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
[3]Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)	Swap Contracts ($000)
Level 1- Quoted prices	1,048,683	7,305	-
Level 2- Other significant observable inputs	20,529,692	-	28,170
Level 3- Significant unobservable inputs	-	-	-
Total	21,578,375	7,305	28,170

Vanguard Short-Term Federal Fund

Schedule of Investments

As of April 30, 2009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (95.0%)
Agency Bonds and Notes (81.5%)
[1]	Federal Farm Credit Bank	2.250%	4/24/12	110,000	111,112
[1]	Federal Farm Credit Bank	2.625%	4/17/14	54,000	54,036
[1]	Federal Home Loan Bank	5.000%	3/12/10	15,000	15,556
[1]	Federal Home Loan Bank	4.125%	8/13/10	39,000	40,538
[1]	Federal Home Loan Bank	4.750%	8/13/10	10,000	10,474
[1]	Federal Home Loan Bank	5.125%	9/10/10	137,000	144,484
[1]	Federal Home Loan Bank	4.250%	11/15/10	15,750	16,502
[1]	Federal Home Loan Bank	5.000%	3/11/11	23,350	24,887
[1]	Federal Home Loan Bank	1.625%	3/16/11	10,500	10,557
[1]	Federal Home Loan Bank	5.000%	5/13/11	80,000	85,649
[1]	Federal Home Loan Bank	1.375%	5/16/11	42,500	42,493
[1]	Federal Home Loan Bank	5.250%	6/10/11	29,105	31,385
[1]	Federal Home Loan Bank	2.250%	4/13/12	35,000	35,451
[1]	Federal Home Loan Bank	3.625%	6/8/12	25,000	26,232
[1]	Federal Home Loan Bank	3.625%	5/29/13	68,000	71,758
[1]	Federal Home Loan Bank	5.250%	9/13/13	35,000	39,018
[1,2]	Federal Home Loan Bank	3.625%	10/18/13	125,000	131,064
[1]	Federal Home Loan Bank	4.875%	11/27/13	35,000	38,316
[1]	Federal Home Loan Bank	5.250%	6/18/14	50,000	56,042
[1,3]	Federal Home Loan Mortgage Corp.	4.750%	10/4/10	25,000	26,286
[1,3]	Federal Home Loan Mortgage Corp.	2.050%	3/9/11	100,000	100,984
[1]	Federal Home Loan Mortgage Corp.	5.125%	4/18/11	70,000	75,200
[1,3]	Federal Home Loan Mortgage Corp.	1.750%	4/20/11	34,645	34,886
[1]	Federal Home Loan Mortgage Corp.	1.625%	4/26/11	187,000	188,141

[1,3]	Federal Home Loan Mortgage Corp.	3.600%	5/20/11	40,000	40,062
[1]	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	75,000	81,232
[1]	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	144,500	145,941
[1,3]	Federal Home Loan Mortgage Corp.	2.200%	4/20/12	100,000	100,672
[1]	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	100,000	109,003
[1]	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	25,000	26,883
[1,3]	Federal Home Loan Mortgage Corp.	4.500%	6/12/13	55,000	55,215
[1]	Federal Home Loan Mortgage Corp.	5.000%	1/30/14	15,000	16,583
[1,3]	Federal Home Loan Mortgage Corp.	3.250%	2/18/14	100,000	101,448
[1]	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	75,000	74,512
[1]	Federal National Mortgage Assn.	4.625%	6/1/10	100,000	103,915
[1]	Federal National Mortgage Assn.	5.500%	3/15/11	25,000	26,934
[1]	Federal National Mortgage Assn.	1.750%	3/23/11	256,000	258,040
[1]	Federal National Mortgage Assn.	5.125%	4/15/11	50,000	53,698
[1]	Federal National Mortgage Assn.	1.375%	4/28/11	104,500	104,648
[1]	Federal National Mortgage Assn.	1.875%	4/20/12	275,000	275,756
[1,3]	Federal National Mortgage Assn.	2.150%	5/4/12	50,000	50,249
[1]	Federal National Mortgage Assn.	4.875%	5/18/12	500	546
[1]	Federal National Mortgage Assn.	4.750%	11/19/12	65,000	71,214
[1]	Federal National Mortgage Assn.	2.750%	2/5/14	91,500	92,435
[1,3]	Federal National Mortgage Assn.	3.375%	3/10/14	120,000	121,068
[1]	Federal National Mortgage Assn.	2.750%	3/13/14	75,500	76,012
	Private Export Funding Corp.	6.670%	9/15/09	17,000	17,392

					3,414,509
Conventional Mortgage-Backed Securities (10.9%)
[1,3]	Federal Home Loan Mortgage Corp.	4.500%	5/1/23–5/1/24	93,538	96,092
[1,3]	Federal Home Loan Mortgage Corp.	5.000%	5/1/23–8/1/23	71,142	73,566
[1,3]	Federal Home Loan Mortgage Corp.	5.500%	2/1/16–9/1/23	36,848	38,431
[1,3]	Federal Home Loan Mortgage Corp.	6.000%	1/1/23	21,367	22,415

[1,3]	Federal Home Loan Mortgage Corp.	6.500%	9/1/11	168	171
[1,3]	Federal National Mortgage Assn.	4.000%	4/1/24–5/1/24	12,000	12,168
[1,3]	Federal National Mortgage Assn.	5.000%	8/1/20–7/1/22	130,306	134,950
[1,3]	Federal National Mortgage Assn.	5.500%	11/1/21–12/1/22	54,779	57,055
[1,3]	Federal National Mortgage Assn.	6.000%	4/1/17	6,574	6,937
[1,3]	Federal National Mortgage Assn.	6.500%	10/1/10–9/1/16	11,044	11,616
[1,3]	Federal National Mortgage Assn.	7.500%	3/1/15–8/1/15	464	489
[1,3]	Federal National Mortgage Assn.	8.000%	10/1/14–9/1/15	2,043	2,156

					456,046
Nonconventional Mortgage-Backed Securities (2.6%)
[1,3]	Federal Home Loan Mortgage Corp.	5.558%	8/1/33	2,633	2,682
[1,3]	Federal Home Loan Mortgage Corp.	6.003%	5/1/36	7,724	8,086
[1,3]	Federal National Mortgage Assn.	3.735%	6/1/33	4,912	4,898
[1,3]	Federal National Mortgage Assn.	4.258%	5/18/09	4,034	4,071
[1,3]	Federal National Mortgage Assn.	4.337%	5/18/09	18,413	18,701
[1,3]	Federal National Mortgage Assn.	4.354%	7/1/33	2,299	2,357
[1,3]	Federal National Mortgage Assn.	4.872%	5/18/09	6,189	6,322
[1,3]	Federal National Mortgage Assn.	5.016%	5/18/09	5,722	5,844
[1,3]	Federal National Mortgage Assn.	5.044%	5/18/09	910	942
[1,3]	Federal National Mortgage Assn.	5.125%	5/18/09	12,079	12,373
[1,3]	Federal National Mortgage Assn.	5.255%	9/1/33	5,357	5,476
[1,3]	Federal National Mortgage Assn.	5.414%	8/1/33	4,814	4,955
[1,3]	Federal National Mortgage Assn.	5.510%	8/1/33	2,580	2,660
[1,3]	Federal National Mortgage Assn.	6.297%	9/1/36	14,795	15,546
[1,3]	Federal National Mortgage Assn.	6.409%	9/1/36	13,220	13,922

					108,835
Total U.S. Government and Agency Obligations (Cost $3,894,708)					3,979,390

Temporary Cash Investments (8.4%)
Repurchase Agreements (8.4%)
Barclays Capital Inc. (Dated 4/30/09, Repurchase Value $150,828,000 collateralized by U.S. Treasury Note 0.875%, 4/30/11)	0.160%	5/1/09	150,827	150,827
BNP Paribas Securities Corp. (Dated 4/30/09, Repurchase Value $100,000,000 collateralized by U.S. Treasury Inflation-Indexed Note 2.375%-3.375%, 4/15/11-1/15/12)	0.150%	5/1/09	100,000	100,000

Greenwich Capital Markets, Inc. (Dated 4/30/09, Repurchase Value $100,001,000 collateralized by Federal Home Loan Bank 0.800%-5.750%, 5/4/09-6/11/21, Federal Home Loan Mortgage Corp. 1.450%-6.875%, 5/21/09-7/15/32, and Federal National Mortgage Assn. 1.375%-7.250%, 5/15/09-5/15/30)	0.180%	5/1/09	100,000	100,000
Total Temporary Cash Investments (Cost $350,827)				350,827
Total Investments (103.4%) (Cost $4,245,535)				4,330,217
Other Assets and Liabilities-Net (-3.4%)				(144,008)
Net Assets (100%)				4,186,209

1 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
2 Securities with a value of $2,088,000 have been segregated as initial margin for open futures contracts.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

Short-Term Federal Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2009, the cost of investment securities for tax purposes was $4,260,233,000. Net unrealized appreciation of investment securities for tax purposes was $69,984,000, consisting of unrealized gains of $70,593,000 on securities that had risen in value since their purchase and $609,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability.

At April 30, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were

($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation
2-Year U.S. Treasury Note	(983)	213,849	(171)
5-Year U.S. Treasury Note	849	99,452	(493)
10-Year U.S. Treasury Note	(105)	12,698	95

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At April 30, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	-	(569)
Level 2- Other significant observable inputs	4,330,217	-
Level 3- Significant unobservable inputs	-	-
Total	4,330,217	(569)

The following table summarizes the fund's investments as of April 30, 2009, based on the inputs used to value them:

Vanguard Long-Term Treasury Fund

Schedule of Investments

As of April 30, 2009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (96.9%)
U.S. Government Securities (83.7%)
	U.S. Treasury Bond	7.875%	2/15/21	226,581	316,470
	U.S. Treasury Bond	8.125%	5/15/21	84,875	120,973
	U.S. Treasury Bond	7.250%	8/15/22	109,000	147,286
	U.S. Treasury Bond	7.125%	2/15/23	111,000	149,070
	U.S. Treasury Bond	6.250%	8/15/23	189,500	237,349
[1]	U.S. Treasury Bond	6.000%	2/15/26	52,000	64,756
	U.S. Treasury Bond	6.375%	8/15/27	97,650	126,640
	U.S. Treasury Bond	6.125%	11/15/27	94,000	118,969
	U.S. Treasury Bond	5.500%	8/15/28	47,000	55,783
	U.S. Treasury Bond	5.250%	11/15/28	26,000	30,034
	U.S. Treasury Bond	6.125%	8/15/29	110,800	141,668
	U.S. Treasury Bond	5.375%	2/15/31	264,595	312,057
	U.S. Treasury Bond	4.500%	2/15/36	42,000	44,914
	U.S. Treasury Bond	4.750%	2/15/37	92,000	102,379
	U.S. Treasury Bond	5.000%	5/15/37	262,250	303,267
	U.S. Treasury Bond	4.375%	2/15/38	308,500	324,744
	U.S. Treasury Inflation-Indexed Bond	3.625%	4/15/28	22,000	33,282

					2,629,641
Agency Notes (2.1%)
	Private Export Funding Corp.	4.950%	11/15/15	60,000	66,005

Conventional Mortgage-Backed Securities (11.1%)
[2,3]	Federal Home Loan Mortgage Corp.	5.000%	8/1/38	14,921	15,352
[2,3]	Federal Home Loan Mortgage Corp.	5.500%	2/1/38–9/1/38	78,497	81,258
[2,3]	Federal Home Loan Mortgage Corp.	6.000%	6/1/38–7/1/38	89,155	93,156
[2,3]	Federal National Mortgage Assn.	4.000%	2/1/39–3/1/39	54,417	54,486
[2,3]	Federal National Mortgage Assn.	4.500%	2/1/39	76,048	77,451
[2,3]	Federal National Mortgage Assn.	5.000%	5/1/38–7/1/38	15,526	15,983
[2,3]	Federal National Mortgage Assn.	5.500%	8/1/38	9,942	10,308

					347,994
Total U.S. Government and Agency Obligations (Cost $2,879,353)					3,043,640

Temporary Cash Investment (0.8%)
Repurchase Agreement (0.8%)
Barclays Capital Inc. (Dated 4/30/09, Repurchase Value $25,126,000, collateralized by U.S. Treasury Note 2.00%, 11/30/13) (Cost $25,126)	0.160%	5/1/09	25,126	25,126
Total Investments (97.7%) (Cost $2,904,479)				3,068,766
Other Assets and Liabilities-Net (2.3%)				73,021
Net Assets (100%)				3,141,787

1	Securities with a value of $9,778,000 have been segregated as initial margin for open futures contracts.
2	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2009, the cost of investment securities for tax purposes was $2,919,478,000. Net unrealized appreciation of investment securities for tax purposes was $149,288,000, consisting of unrealized gains of $208,506,000 on securities that had risen in value since their purchase and $59,218,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability.

At April 30, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

Long-Term Treasury Fund

($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	1,800	217,687	(752)
30-Year U.S. Treasury Bond	593	72,680	(2,703)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	-	(3,455)
Level 2- Other significant observable inputs	3,068,766	-
Level 3- Significant unobservable inputs	-	-
Total	3,068,766	(3,455)

The following table summarizes the fund's investments as of April 30, 2009, based on the inputs used to value them:

Vanguard Short-Term Treasury Fund

Schedule of Investments

As of April 30, 2009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (98.7%)
U.S. Government Securities (85.7%)
	U.S. Treasury Inflation-Indexed Note	0.875%	4/15/10	20,000	22,220
	U.S. Treasury Inflation-Indexed Note	2.375%	4/15/11	179,450	195,709
	U.S. Treasury Inflation-Indexed Note	3.375%	1/15/12	10,000	12,662
	U.S. Treasury Inflation-Indexed Note	3.000%	7/15/12	146,100	181,877
	U.S. Treasury Inflation-Indexed Note	2.000%	1/15/14	30,000	35,065
	U.S. Treasury Note	1.500%	10/31/10	605,000	611,806
	U.S. Treasury Note	1.250%	11/30/10	899,000	905,742
	U.S. Treasury Note	0.875%	12/31/10	260,000	260,244
	U.S. Treasury Note	4.500%	9/30/11	100,000	107,938
	U.S. Treasury Note	4.625%	10/31/11	20,000	21,700
[1]	U.S. Treasury Note	1.750%	11/15/11	705,000	714,694
	U.S. Treasury Note	4.500%	11/30/11	192,000	208,049
	U.S. Treasury Note	1.125%	12/15/11	346,300	345,490
	U.S. Treasury Note	4.625%	12/31/11	125,000	136,074
	U.S. Treasury Note	1.125%	1/15/12	580,000	577,732
	U.S. Treasury Note	4.500%	3/31/12	117,000	127,511
	U.S. Treasury Note	4.500%	4/30/12	102,000	111,355
	U.S. Treasury Note	4.875%	6/30/12	75,000	82,887
	U.S. Treasury Note	4.625%	7/31/12	50,000	54,992
	U.S. Treasury Note	4.125%	8/31/12	365,000	395,967
	U.S. Treasury Note	4.250%	9/30/12	120,000	130,931
	U.S. Treasury Note	3.125%	9/30/13	115,000	121,271
	U.S. Treasury Note	2.000%	11/30/13	338,500	339,983
	U.S. Treasury Note	1.500%	12/31/13	98,000	96,193

					5,798,092
Agency Bonds and Notes (9.5%)
[2]	Federal Home Loan Bank	1.625%	3/16/11	11,000	11,059
[2]	Federal Home Loan Bank	1.375%	5/16/11	42,000	41,993
[2]	Federal Home Loan Mortgage Corp.	1.625%	4/26/11	38,000	38,232
[2]	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	20,000	21,951
[2]	Federal National Mortgage Assn.	1.750%	3/23/11	301,000	303,399
[2]	Federal National Mortgage Assn.	1.375%	4/28/11	98,000	98,139
[3]	Overseas Private Investment Corp. (U.S. Government Guaranteed)	7.450%	12/15/10	5,455	5,726

	Private Export Funding Corp.	6.670%	9/15/09	17,000	17,393
	Private Export Funding Corp.	7.200%	1/15/10	7,100	7,426
	Private Export Funding Corp.	7.250%	6/15/10	64,080	68,507
	Private Export Funding Corp.	6.070%	4/30/11	29,000	31,653

					645,478
Conventional Mortgage-Backed Securities (3.5%)
[2,3]	Federal Home Loan Mortgage Corp.	5.000%	12/1/37–9/1/38	24,992	25,713
[2,3]	Federal Home Loan Mortgage Corp.	5.500%	4/1/16–2/1/38	17,456	18,075
[2,3]	Federal Home Loan Mortgage Corp.	6.000%	11/1/37–3/1/39	124,683	130,232
[2,3]	Federal Home Loan Mortgage Corp.	7.000%	9/1/15–1/1/16	434	458
[2,3]	Federal National Mortgage Assn.	5.000%	5/1/38–8/1/38	25,121	25,862
[2,3]	Federal National Mortgage Assn.	5.500%	2/1/38	16,111	16,705
[2,3]	Federal National Mortgage Assn.	6.000%	9/1/37	21,116	22,099

[2,3]	Federal National Mortgage Assn.	7.000%	11/1/15–3/1/16	1,234	1,303

					240,447
Total U.S. Government and Agency Obligations (Cost $6,594,256)					6,684,017
Temporary Cash Investment (1.0%)
Repurchase Agreement
	Barclays Capital Inc. (Dated 4/30/09, Repurchase Value $67,385,000, collateralized by U.S. Treasury Note 2.000%, 11/30/13) (Cost $67,385)	0.160%	5/1/09	67,385	67,385
Total Investments (99.7%) (Cost $6,661,641)					6,751,402
Other Assets and Liabilities-Net (0.3%)					17,690
Net Assets (100%)					6,769,092

1	Securities with a value of $5,066,000 have been segregated as initial margin for open futures contracts.
2	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2009, the cost of investment securities for tax purposes was $6,682,643,000. Net unrealized appreciation of investment securities for tax purposes was $68,759,000, consisting of unrealized gains of $75,601,000 on securities that had risen in value since their purchase and $6,842,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of

Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	(2,984)	349,548	836
10-Year U.S. Treasury Note	288	34,830	(4)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	-	832
Level 2- Other significant observable inputs	6,751,402	-
Level 3- Significant unobservable inputs	-	-
Total	6,751,402	832

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments

As of April 30, 2009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (98.6%)
U.S. Government Securities (84.1%)
	U.S. Treasury Bond	7.500%	11/15/16	794,500	1,037,943
	U.S. Treasury Bond	8.750%	5/15/17	32,700	45,892
	U.S. Treasury Bond	8.875%	8/15/17	73,000	103,569
	U.S. Treasury Bond	8.875%	2/15/19	196,000	285,976
	U.S. Treasury Bond	8.125%	8/15/19	429,500	602,039
	U.S. Treasury Bond	8.500%	2/15/20	33,500	48,287
	U.S. Treasury Inflation-Indexed Note	2.000%	7/15/14	50,000	57,385
	U.S. Treasury Inflation-Indexed Note	1.625%	1/15/15	66,000	72,898
	U.S. Treasury Inflation-Indexed Note	2.000%	1/15/16	133,300	144,871
	U.S. Treasury Note	4.500%	3/31/12	350,000	381,444
	U.S. Treasury Note	4.125%	8/31/12	80,000	86,787
	U.S. Treasury Note	3.125%	8/31/13	163,000	171,888
	U.S. Treasury Note	2.750%	10/31/13	195,000	202,404
	U.S. Treasury Note	1.750%	3/31/14	65,000	64,258
[1]	U.S. Treasury Note	4.000%	2/15/15	401,000	438,594
	U.S. Treasury Note	4.125%	5/15/15	266,000	293,390
	U.S. Treasury Note	4.250%	8/15/15	375,000	416,543
	U.S. Treasury Note	2.625%	2/29/16	577,000	577,092
	U.S. Treasury Note	2.375%	3/31/16	375,000	368,261
	U.S. Treasury Note	5.125%	5/15/16	116,000	134,524
	U.S. Treasury Note	4.875%	8/15/16	221,000	252,837

					5,786,882
Agency Bonds and Notes (5.4%)
	Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/15	40,000	42,812
[2]	Overseas Private Investment Corp. (U.S. Government Guaranteed)	7.600%	12/15/12	13,372	14,631
[2]	Overseas Private Investment Corp. (U.S. Government Guaranteed)	7.050%	11/15/13	17,813	19,686
	Private Export Funding Corp.	7.200%	1/15/10	12,900	13,493
	Private Export Funding Corp.	7.250%	6/15/10	135,920	145,309
	Private Export Funding Corp.	6.070%	4/30/11	51,000	55,666
	Private Export Funding Corp.	5.685%	5/15/12	10,000	11,115

	Private Export Funding Corp.	4.950%	11/15/15	65,000	71,446

					374,158
Conventional Mortgage-Backed Securities (8.3%)
[2,3]	Federal Home Loan Mortgage Corp.	5.000%	12/1/37–8/1/38	29,052	29,891
[2,3]	Federal Home Loan Mortgage Corp.	5.500%	4/1/16–10/1/38	100,736	104,296
[2,3]	Federal Home Loan Mortgage Corp.	6.000%	4/1/38–6/1/38	88,050	91,972
[2,3]	Federal Home Loan Mortgage Corp.	7.000%	5/1/15–3/1/16	468	493
[2,3]	Federal National Mortgage Assn.	4.500%	1/1/39	141,707	144,366
[2,3]	Federal National Mortgage Assn.	5.000%	2/1/37–11/1/38	172,126	177,199
[2,3]	Federal National Mortgage Assn.	5.500%	8/1/38	19,431	20,147

					568,364
Nonconventional Mortgage-Backed Securities (0.8%)
[2,3]	Federal National Mortgage Assn. Grantor Trust	5.763%	12/25/11	20,000	21,693

[2,3]	Federal National Mortgage Assn. Grantor Trust	7.300%	5/25/10	30,000	31,176

					52,869
Total U.S. Government and Agency Obligations (Cost $6,476,301)					6,782,273
Temporary Cash Investment (0.6%)
Repurchase Agreement (0.6%)
	Barclays Capital Inc. (Dated 4/30/09, Repurchase Value $42,509,000, collateralized by U.S. Treasury Note 2.000%, 11/30/13) (Cost $42,509)	0.160%	5/1/09	42,509	42,509
Total Investments (99.2%) (Cost $6,518,810)					6,824,782
Other Assets and Liabilities-Net (0.8%)					57,421
Net Assets (100%)					6,882,203

1	Securities with a value of $5,472,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2009, the cost of investment securities for tax purposes was $6,543,117,000. Net unrealized appreciation of investment securities for tax purposes was $281,665,000, consisting of unrealized gains of $296,855,000 on securities that had risen in value since their purchase and $15,190,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of

Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	3,180	372,507	(424)
30-Year U.S. Treasury Bond	(818)	100,256	1,826
10-Year U.S. Treasury Note	(704)	85,140	998

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	-	2,400
Level 2- Other significant observable inputs	6,824,782	-
Level 3- Significant unobservable inputs	-	-
Total	6,824,782	2,400

Vanguard High-Yield Corporate Fund

Schedule of Investments

As of April 30, 2009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (2.5%)
	U.S. Treasury Note	4.875%	7/31/11	78,020	84,627
	U.S. Treasury Note	4.000%	11/15/12	69,315	75,142
	U.S. Treasury Note	4.250%	8/15/13	56,900	62,750
Total U.S. Government and Agency Obligations (Cost $205,674)					222,519
Corporate Bonds (90.2%)
Finance (1.2%)
	Finance Companies (0.2%)
[1]	General Motors Acceptance Corp. LLC	8.000%	11/1/31	27,815	19,471

	Insurance (0.4%)
	Provident Funding Mortgage Loan Trust	7.000%	7/15/18	31,750	21,111
	UnumProvident Corp.	6.750%	12/15/28	20,560	12,169
	UnumProvident Corp.	7.375%	6/15/32	6,295	3,932

	Other Finance (0.4%)
	Lender Process Services	8.125%	7/1/16	30,335	30,107

	Real Estate Investment Trusts (0.2%)
[1]	Rouse Co.	6.750%	5/1/13	22,290	11,145
	Rouse Co.	5.375%	11/26/13	10,570	5,311

					103,246
Industrial (75.9%)
	Basic Industry (8.3%)
	Arcelormittal	6.500%	4/15/14	42,615	35,792
	Arch Western Finance	6.750%	7/1/13	80,530	70,262
[2,3]	Calpine Corp.	4.095%	3/29/14	86,798	73,345
	Cascades Inc.	7.250%	2/15/13	10,635	8,269
	Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	39,685	38,891
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	104,410	102,322
	Georgia-Pacific Corp.	8.125%	5/15/11	34,730	34,730
[1]	Georgia-Pacific Corp.	7.125%	1/15/17	78,040	73,358
	Georgia-Pacific Corp.	8.000%	1/15/24	19,405	16,300
	IMC Global, Inc.	7.300%	1/15/28	22,500	18,619
	International Paper Co.	7.950%	6/15/18	39,550	34,292
	Methanex Corp.	8.750%	8/15/12	28,910	25,441
[1]	Mosaic Co.	7.375%	12/1/14	8,060	8,100
[1]	Mosaic Co.	7.625%	12/1/16	6,715	6,782
[2,3]	Mylan Inc.	3.813%	12/11/17	5,567	5,289
[2,3]	Mylan Inc.	4.500%	12/11/17	23,230	22,068
	Neenah Paper Inc.	7.375%	11/15/14	28,380	12,771
	Novelis Inc.	7.250%	2/15/15	91,615	47,640
	US Steel Corp.	7.000%	2/1/18	78,690	57,983
[1]	Vedanta Resources PLC	9.500%	7/18/18	70,390	50,329

	Capital Goods (5.2%)
	Alliant Techsystems Inc.	6.750%	4/1/16	25,410	24,775
	Allied Waste North America Inc.	5.750%	2/15/11	6,805	6,788
	Allied Waste North America Inc.	6.375%	4/15/11	16,170	16,332
	Allied Waste North America Inc.	7.250%	3/15/15	7,680	7,488
	Allied Waste North America Inc.	7.125%	5/15/16	20,280	19,824
	Allied Waste North America Inc.	6.875%	6/1/17	46,800	45,630
[1]	Ashtead Capital Inc.	9.000%	8/15/16	22,555	14,548
^,1	Ashtead Holding PLC	8.625%	8/1/15	10,310	6,289
	Ball Corp.	6.625%	3/15/18	18,800	18,142
	Case New Holland Inc.	7.125%	3/1/14	64,950	56,506
	Crown Americas Inc.	7.625%	11/15/13	16,740	16,824
	Crown Americas Inc.	7.750%	11/15/15	20,635	20,841
	Fisher Scientific International Inc.	6.125%	7/1/15	12,700	12,539
	L-3 Communications Corp.	7.625%	6/15/12	24,850	25,005
	L-3 Communications Corp.	6.125%	7/15/13	8,425	8,004
	L-3 Communications Corp.	6.375%	10/15/15	16,190	15,340
	Owens Corning, Inc.	6.500%	12/1/16	29,047	22,412
	Owens-Brockway Glass Container, Inc.	8.250%	5/15/13	2,915	2,966
	Texas Industries Inc.	7.250%	7/15/13	19,470	16,160
	TransDigm, Inc.	7.750%	7/15/14	9,680	9,438
	United Rentals NA Inc.	6.500%	2/15/12	92,250	81,411
	United Rentals NA Inc.	7.750%	11/15/13	28,350	18,286

	Communication (19.0%)
	CanWest Media Inc.	8.000%	9/15/12	73,909	19,216
	CCO Holdings Capital Corp. LLC	8.750%	11/15/13	19,450	16,824
[1]	Charter Communications OPT LLC	8.000%	4/30/12	101,960	95,842
[1]	Charter Communications OPT LLC	8.375%	4/30/14	76,940	68,861
	Citizens Communications	9.250%	5/15/11	72,390	75,829
	Cricket Communications I	9.375%	11/1/14	60,380	60,003
[1]	Cricket Communications I	10.000%	7/15/15	2,430	2,424
[1]	Crown Castle Holdings GS V LLC	7.750%	5/1/17	17,700	17,523
	CSC Holdings, Inc.	8.125%	7/15/09	7,420	7,439
	CSC Holdings, Inc.	8.125%	8/15/09	19,355	19,403
	CSC Holdings, Inc.	7.625%	4/1/11	28,955	29,027
	CSC Holdings, Inc.	6.750%	4/15/12	24,195	23,651
[1]	CSC Holdings, Inc.	8.500%	4/15/14	21,905	22,343
	CSC Holdings, Inc.	7.875%	2/15/18	29,580	28,840
	CSC Holdings, Inc.	7.625%	7/15/18	79,045	76,278
[1]	CSC Holdings, Inc.	8.625%	2/15/19	7,490	7,565
	DirecTV Holdings	6.375%	6/15/15	70,665	67,838
	DirecTV Holdings	7.625%	5/15/16	38,895	38,603
	EchoStar DBS Corp.	6.375%	10/1/11	16,660	16,160

	Frontier Communications	8.250%	5/1/14	48,675	48,006
	GCI Inc.	7.250%	2/15/14	53,475	47,593
	Intelsat Bermuda Ltd.	7.625%	4/15/12	33,950	30,215
^	Intelsat Bermuda Ltd.	6.500%	11/1/13	46,555	37,710
[1]	Intelsat Corp.	9.250%	8/15/14	58,350	56,891
[1]	Intelsat Jackson Holdings, Ltd.	9.500%	6/15/16	4,855	4,770
[1]	Intelsat Subsidiary Holding Co. Ltd.	8.500%	1/15/13	61,265	60,959
[1]	Intelsat Subsidiary Holding Co. Ltd.	8.875%	1/15/15	18,095	17,914
	Lamar Media Corp.	7.250%	1/1/13	11,670	10,415
	Lamar Media Corp.	6.625%	8/15/15	18,680	14,570
	Liberty Media Corp.	5.700%	5/15/13	75,450	63,529
	Liberty Media Corp.	8.500%	7/15/29	9,730	6,167
	Liberty Media Corp.	8.250%	2/1/30	44,115	27,131
	Mediacom Broadband LLC	8.500%	10/15/15	47,845	44,735
	Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/13	38,795	38,019
	Medianews Group Inc.	6.875%	10/1/13	26,317	263
[1]	MetroPCS Wireless Inc.	9.250%	11/1/14	23,170	23,286
	MetroPCS Wireless Inc.	9.250%	11/1/14	68,110	68,451
[4]	Quebecor Media Inc.	7.750%	3/15/16	42,795	35,734
	Quebecor Media Inc.	7.750%	3/15/16	48,600	40,581
	Qwest Capital Funding, Inc.	7.900%	8/15/10	12,740	12,644
	Qwest Capital Funding, Inc.	7.250%	2/15/11	29,175	28,300
	Qwest Communications International Inc.	7.250%	2/15/11	6,810	6,708
	Qwest Communications International Inc.	8.875%	3/15/12	90,455	91,360
	Qwest Communications International Inc.	7.500%	10/1/14	10,505	10,032
	Sprint Capital Corp.	7.625%	1/30/11	45,050	43,698
	Sprint Capital Corp.	6.900%	5/1/19	24,395	20,309
	Sprint Nextel Corp.	6.000%	12/1/16	26,850	22,353
	US West Communications Group	6.875%	9/15/33	27,265	19,154
	Videotron Ltee	9.125%	4/15/18	15,655	16,262
[1]	Videotron Ltee	9.125%	4/15/18	9,725	10,102
	Windstream Corp.	8.125%	8/1/13	11,565	11,536
	Windstream Corp.	8.625%	8/1/16	18,090	18,045
	Windstream Corp.	7.000%	3/15/19	9,720	8,870

	Consumer Cyclical (11.4%)
	AMC Entertainment Inc.	8.000%	3/1/14	23,190	21,103
	Corrections Corp. of America	6.250%	3/15/13	12,065	11,643
	Corrections Corp. of America	6.750%	1/31/14	6,300	6,142
	Federated Retail Holding	5.350%	3/15/12	35,980	32,562
	Federated Retail Holding	5.900%	12/1/16	2,920	2,446
	Ford Motor Credit Co.	7.375%	10/28/09	39,000	37,440
	Ford Motor Credit Co.	7.000%	10/1/13	124,665	95,057

[2,3]	Ford Motor Credit Co.	3.460%	12/15/13	120,724	76,660
[2,3]	Ford Motor Credit Co.	4.140%	12/15/13	35,219	22,364
	Ford Motor Credit Co.	8.000%	12/15/16	40,750	31,174
	Goodyear Tire & Rubber Co.	7.857%	8/15/11	6,805	6,329
	Goodyear Tire & Rubber Co.	8.625%	12/1/11	19,400	18,624
	Host Hotels & Resorts LP	7.000%	8/15/12	21,395	20,432
	Host Hotels & Resorts LP	6.875%	11/1/14	41,280	37,565
	Host Hotels & Resorts LP	6.750%	6/1/16	7,790	6,875
	Host Marriott LP	7.125%	11/1/13	79,045	74,500
	Macy's Retail Holdings Inc.	7.450%	7/15/17	22,850	19,765
	Mandalay Resort Group	9.375%	2/15/10	34,730	17,886
	Marquee Holdings Inc.	9.505%	8/15/14	38,405	29,572
	Marquee Inc.	8.625%	8/15/12	23,910	23,820
	MGM Mirage, Inc.	8.500%	9/15/10	83,325	59,161
	MGM Mirage, Inc.	8.375%	2/1/11	7,855	3,221
	MGM Mirage, Inc.	6.750%	9/1/12	34,305	20,583
	Rite Aid Corp	10.375%	7/15/16	38,900	33,454
	Rite Aid Corp.	7.500%	3/1/17	22,610	16,901
	Seneca Gaming Corp.	7.250%	5/1/12	28,640	20,907
	Service Corp. International	7.375%	10/1/14	15,605	14,981
	Service Corp. International	6.750%	4/1/16	25,283	22,881
	Service Corp. International	7.000%	6/15/17	43,665	39,298
	Service Corp. International	7.625%	10/1/18	35,040	31,974
	Tenneco Automotive Inc.	10.250%	7/15/13	10,147	6,291
[1]	TRW Automotive Inc.	7.000%	3/15/14	96,785	51,296
[1]	TRW Automotive Inc.	7.250%	3/15/17	44,280	22,140
	Wynn Las Vegas LLC	6.625%	12/1/14	36,780	30,527
^	Wynn Las Vegas LLC	6.625%	12/1/14	55,385	47,354

	Consumer Noncyclical (15.6%)
	Aramark Corp.	8.500%	2/1/15	90,735	86,652
	Bio-Rad Laboratories Inc.	7.500%	8/15/13	6,550	6,419
	Bio-Rad Laboratories Inc.	6.125%	12/15/14	10,295	9,317
	Biomet, Inc.	10.000%	10/15/17	56,740	58,726
	Biomet, Inc.	11.625%	10/15/17	16,995	16,443
	Community Health Systems	8.875%	7/15/15	120,105	119,805
	Constellation Brands Inc.	7.250%	9/1/16	65,188	62,743
	Constellation Brands Inc.	7.250%	5/15/17	26,605	25,607
[2]	Elan Financial PLC	5.234%	11/15/11	31,930	27,140
	Elan Financial PLC	7.750%	11/15/11	88,675	78,921
	Elan Financial PLC	8.875%	12/1/13	41,715	35,040
	Fisher Scientific International Inc.	6.750%	8/15/14	13,585	13,460
	HCA Inc.	5.750%	3/15/14	9,135	7,308
	HCA Inc.	6.375%	1/15/15	96,955	77,564
	HCA Inc.	6.500%	2/15/16	69,575	53,921
	HCA Inc.	9.250%	11/15/16	99,230	98,982
[1]	HCA Inc.	9.875%	2/15/17	37,945	38,324
[1]	HCA Inc.	8.500%	4/15/19	23,905	23,995
	HCA Inc.	7.690%	6/15/25	4,510	2,526
	Iasis Healthcare LLC	8.750%	6/15/14	19,450	18,769
	Omnicare, Inc.	6.125%	6/1/13	6,565	6,089

	Omnicare, Inc.	6.750%	12/15/13	14,435	13,569
	Omnicare, Inc.	6.875%	12/15/15	15,615	14,483
	Reynolds American Inc.	7.250%	6/1/13	41,050	40,434
	Reynolds American Inc.	7.300%	7/15/15	36,460	32,951
^	Smithfield Foods, Inc.	8.000%	10/15/09	11,735	11,618
	Smithfield Foods, Inc.	7.000%	8/1/11	11,130	8,960
	Smithfield Foods, Inc.	7.750%	7/1/17	63,120	40,870
	SUPERVALU Inc.	7.500%	5/15/12	14,365	14,042
	SUPERVALU Inc.	7.500%	11/15/14	29,630	28,593
	SUPERVALU Inc.	8.000%	5/1/16	13,605	13,197
	Tenet Healthcare Corp.	7.375%	2/1/13	13,755	12,517
	Tenet Healthcare Corp.	9.875%	7/1/14	63,575	59,125
	Tenet Healthcare Corp.	9.250%	2/1/15	11,445	10,071
[1]	Tenet Healthcare Corp.	9.000%	5/1/15	43,890	43,561
[1]	Tenet Healthcare Corp.	10.000%	5/1/18	19,525	19,720
	Tyson Foods, Inc.	8.250%	10/1/11	20,470	20,810
[1]	Tyson Foods, Inc.	10.500%	3/1/14	27,910	29,120
	Tyson Foods, Inc.	7.850%	4/1/16	47,695	43,536
	Ventas Realty LP/Capital Corp.	6.750%	6/1/10	7,650	7,650
	Ventas Realty LP/Capital Corp.	6.625%	10/15/14	24,485	22,404
	Ventas Realty LP/Capital Corp.	7.125%	6/1/15	16,405	15,503
	Ventas Realty LP/Capital Corp.	6.500%	6/1/16	17,655	15,536

	Energy (11.4%)
	Chesapeake Energy Corp.	9.500%	2/15/15	15,900	16,059
	Chesapeake Energy Corp.	6.625%	1/15/16	48,625	43,276
	Chesapeake Energy Corp.	6.875%	1/15/16	39,920	35,928
	Chesapeake Energy Corp.	6.500%	8/15/17	72,645	62,475
	Chesapeake Energy Corp.	6.250%	1/15/18	45,220	38,211
	Encore Acquisition Co.	6.250%	4/15/14	5,010	4,233
	Encore Acquisition Co.	6.000%	7/15/15	17,645	14,293
	Encore Acquisition Co.	9.500%	5/1/16	17,845	17,131
	Forest Oil Corp.	8.000%	12/15/11	14,400	14,004
	Forest Oil Corp.	7.750%	5/1/14	11,805	10,920
	Forest Oil Corp.	7.250%	6/15/19	31,115	25,942
	Hornbeck Offshore Services	6.125%	12/1/14	36,695	30,273
	Newfield Exploration Co.	6.625%	4/15/16	23,985	21,796
	Newfield Exploration Co.	7.125%	5/15/18	56,260	51,197
	Peabody Energy Corp.	6.875%	3/15/13	35,550	34,839
	Peabody Energy Corp.	7.375%	11/1/16	69,675	68,107
	Peabody Energy Corp.	7.875%	11/1/26	47,685	43,632
	Petrohawk Energy Corp.	9.125%	7/15/13	13,465	13,196
[1]	Petrohawk Energy Corp.	10.500%	8/1/14	32,320	32,562
[1]	Petrohawk Energy Corp.	7.875%	6/1/15	27,920	26,245
[1]	Petroplus Finance Ltd.	6.750%	5/1/14	47,800	38,718
[1]	Petroplus Finance Ltd.	7.000%	5/1/17	42,225	32,513
	Pioneer Natural Resources Co.	5.875%	7/15/16	35,730	29,697
	Pioneer Natural Resources Co.	6.650%	3/15/17	68,845	58,734

	Pioneer Natural Resources Co.	6.875%	5/1/18	38,405	32,350
	Pioneer Natural Resources Co.	7.200%	1/15/28	12,855	9,615
	Plains Exploration & Production Co.	7.750%	6/15/15	9,715	8,841
	Plains Exploration & Production Co.	7.000%	3/15/17	15,685	13,450
	Plains Exploration & Production Co.	7.625%	6/1/18	17,780	15,291
	Pride International Inc.	7.375%	7/15/14	50,760	49,872
	Range Resources Corp.	7.500%	10/1/17	19,450	18,769
[1]	Sandridge Energy Inc.	8.000%	6/1/18	26,645	23,181
[1]	Southwestern Energy	7.500%	2/1/18	44,155	43,051
	Whiting Petroleum Corp.	7.250%	5/1/12	17,725	15,598
	Whiting Petroleum Corp.	7.250%	5/1/13	19,910	17,272
	Whiting Petroleum Corp.	7.000%	2/1/14	2,635	2,246

	Other Industrial (0.3%)
	RBS Global & Rexnord Corp.	9.500%	8/1/14	31,150	25,543
	UCAR Finance, Inc.	10.250%	2/15/12	1,159	1,049

	Technology (3.1%)
	Affiliated Computer Services	5.200%	6/1/15	39,725	34,561
	Flextronics International Ltd.	6.500%	5/15/13	12,530	11,653
	Flextronics International Ltd.	6.250%	11/15/14	57,110	50,828
	Freescale Semiconductor	8.875%	12/15/14	64,180	21,179
	Iron Mountain, Inc.	8.000%	6/15/20	5,835	5,616
	Seagate Technology HDD Holdings	6.375%	10/1/11	18,625	17,042
	Seagate Technology HDD Holdings	6.800%	10/1/16	21,125	14,657
[1]	Seagate Technology International	10.000%	5/1/14	48,540	47,606
	Sensata Technologies	8.000%	5/1/14	14,520	5,481
	SunGard Data Systems, Inc.	9.125%	8/15/13	68,250	65,349

	Transportation (1.6%)
[2]	Avis Budget Car Rental	3.737%	5/15/14	8,045	2,132
	Avis Budget Car Rental	7.625%	5/15/14	57,285	16,613
	Avis Budget Car Rental	7.750%	5/15/16	45,750	13,268
[4]	Continental Airlines, Inc.	9.798%	4/1/21	31,531	18,130
	Continental Airlines, Inc.	6.903%	4/19/22	20,905	11,916
	Hertz Corp.	8.875%	1/1/14	78,785	61,649
	Hertz Corp.	10.500%	1/1/16	32,355	23,053

					6,757,903

Utilities (13.1%)
	Electric (9.8%)
[1]	AES Corp.	8.750%	5/15/13	19,789	19,987
	AES Corp.	7.750%	10/15/15	49,640	45,669
	AES Corp.	8.000%	10/15/17	18,905	17,203
[1]	AES Corp.	8.000%	6/1/20	19,980	17,333
	Aquila Inc.	7.950%	2/1/11	42,960	42,461
	Aquila Inc.	11.875%	7/1/12	4,815	5,030
	Dynegy Inc.	8.375%	5/1/16	75,465	59,995
	Dynegy Inc.	7.750%	6/1/19	59,450	43,993
	Edison Mission Energy	7.500%	6/15/13	11,865	9,967
	Edison Mission Energy	7.000%	5/15/17	34,520	25,890
	Edison Mission Energy	7.200%	5/15/19	29,640	21,563
[1]	Intergen NV	9.000%	6/30/17	57,635	54,465
[1]	IPALCO Enterprises, Inc.	7.250%	4/1/16	11,985	11,206
	Mirant North America LLC	7.375%	12/31/13	69,140	66,029
	Nevada Power Co.	6.500%	4/15/12	9,945	10,145
	Nevada Power Co.	5.875%	1/15/15	15,895	15,336
	NRG Energy Inc.	7.250%	2/1/14	30,145	29,090
	NRG Energy Inc.	7.375%	2/1/16	94,705	90,206
	NRG Energy Inc.	7.375%	1/15/17	69,725	66,239
	Reliant Energy, Inc.	6.750%	12/15/14	86,930	83,018
	Reliant Energy, Inc.	7.875%	6/15/17	24,850	21,992
	Texas Competitive Electric Holdings Co. LLC	10.250%	11/1/15	87,525	50,108
	TXU Corp.	5.550%	11/15/14	64,890	25,956
	TXU Corp.	6.500%	11/15/24	77,300	22,417
	TXU Corp.	6.550%	11/15/34	66,345	19,240

	Natural Gas (3.3%)
	El Paso Corp.	12.000%	12/12/13	16,685	18,020
	El Paso Corp.	7.000%	6/15/17	21,395	19,149
	El Paso Corp.	7.250%	6/1/18	66,150	60,527
	Kinder Morgan, Inc.	5.350%	1/5/11	4,820	4,687
	Kinder Morgan, Inc.	6.500%	9/1/12	9,630	9,317
	Kinder Morgan, Inc.	5.700%	1/5/16	19,450	16,824
[1]	NGPL Pipeco LLC	7.119%	12/15/17	45,555	44,818
	Suburban Propane Partners	6.875%	12/15/13	23,690	22,920
[1]	Williams Cos., Inc.	6.375%	10/1/10	5,710	5,746
	Williams Cos., Inc.	8.125%	3/15/12	38,775	39,550
	Williams Cos., Inc.	7.500%	1/15/31	26,750	22,403
	Williams Partners LP	7.500%	6/15/11	16,660	16,202
	Williams Partners LP	7.250%	2/1/17	13,625	12,263

					1,166,964
Total Corporate Bonds (Cost $9,196,909)					8,028,113
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%) (Cost $26,564)
[1]	Fresenius US Finance II	9.000%	7/15/15	28,475	29,899

Temporary Cash Investments (6.2%)
Repurchase Agreement (5.9%)
	JPMorgan Securities Inc. (Dated 4/30/09, Repurchase Value $524,703,000, collateralized by Federal National Mortgage Assn. 0.000%-5.138%, 1/1/11-12/1/40)	0.180%	5/1/09	524,700	524,700
				Shares
Money Market Fund (0.3%)
[5,6]	Vanguard Market Liquidity Fund	0.355%		31,303,360	31,303
Total Temporary Cash Investments (Cost $556,003)					556,003
Total Investments (99.2%) (Cost $9,985,150)					8,836,534
Other Assets and Liabilities-Net (0.8%)[6]					69,870
Net Assets (100%)					8,906,404

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $30,761,000.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of these securities was $1,233,988,000, representing 13.9% of net assets.

2	Adjustable-rate security.
3

Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At April 30, 2009, the aggregate value of these securities was $199,726,000, representing 2.2% of net assets.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Includes $31,303,000 of collateral received for securities on loan.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2009, the cost of investment securities for tax purposes was $9,985,150,000. Net unrealized depreciation of investment securities for tax purposes was $1,148,616,000, consisting of unrealized gains of $118,772,000 on securities that had risen in value since their purchase and $1,267,388,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	31,303
Level 2- Other significant observable inputs	8,805,231
Level 3- Significant unobservable inputs	-
Total	8,836,534

Vanguard Intermediate-Term Investment-Grade Fund

Schedule of Investments

As of April 30, 2009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (6.5%)
U.S. Government Securities (1.5%)
	U.S. Treasury Note	1.750%	3/31/14	7,640	7,560
	U.S. Treasury Note	4.125%	5/15/15	28,000	30,914
	U.S. Treasury Note	4.500%	11/15/15	10,000	11,291
	U.S. Treasury Note	2.375%	3/31/16	2,000	1,966
[1]	U.S. Treasury Note	3.875%	5/15/18	70,360	75,043
	U.S. Treasury Note	2.750%	2/15/19	29,895	28,979

					155,753
Agency Bonds and Notes (3.6%)
[2,3]	Federal Farm Credit Bank	6.000%	5/4/10	121,725	121,725
[2,3]	Federal Farm Credit Bank	6.000%	5/5/10	97,000	96,604
[3]	Federal Home Loan Bank	1.625%	3/16/11	6,000	6,034
[3]	Federal Home Loan Bank	1.375%	5/16/11	16,500	16,503
[3]	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	72,000	72,739
[3]	Federal National Mortgage Assn.	1.375%	4/28/11	22,500	22,539
[3]	Federal National Mortgage Assn.	2.750%	3/13/14	36,000	36,277

					372,421
Conventional Mortgage-Backed Securities (1.4%)
[3,4]	Federal Home Loan Mortgage Corp.	4.500%	2/1/39–5/1/39	24,916	25,326
[3,4]	Federal Home Loan Mortgage Corp.	5.000%	12/1/37–1/1/39	87,377	89,897
[3,4]	Federal Home Loan Mortgage Corp.	6.000%	4/1/17	2,999	3,161
[3,4]	Federal National Mortgage Assn.	5.000%	5/1/38–7/1/38	21,833	22,476

					140,860
Nonconventional Mortgage-Backed Securities (0.0%)
[3,4]	Federal Home Loan Mortgage Corp.	5.245%	8/1/32	829	823
[3,4]	Federal Home Loan Mortgage Corp.	5.268%	9/1/32	320	328

					1,151
Total U.S. Government and Agency Obligations (Cost $662,456)					670,185
Corporate Bonds (88.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (12.0%)
[2,4]	American Express Credit Account Master Trust	0.481%	12/15/14	15,000	13,397

[2,4]	American Express Credit Account Master Trust	0.501%	9/15/16	10,000	8,147
[5]	BA Covered Bond Issuer	5.500%	6/14/12	11,000	10,642
[4]	Banc of America Commercial Mortgage, Inc.	5.115%	10/10/45	7,700	6,634
[2,4]	Banc of America Commercial Mortgage, Inc.	6.354%	2/10/51	20,000	16,273
[2,4]	Bank of America Credit Card Trust	0.481%	11/15/13	3,775	3,573
[2,4]	Bank of America Credit Card Trust	1.651%	12/16/13	68,125	66,059
[2,4]	Bank of America Credit Card Trust	1.151%	12/15/14	42,780	40,010
[4]	Bank One Issuance Trust	4.370%	4/15/12	10,000	9,893
[4]	Bear Stearns Commercial Mortgage Securities, Inc.	5.629%	4/12/38	8,200	7,163
[4]	Bear Stearns Commercial Mortgage Securities, Inc.	4.945%	2/11/41	7,702	7,166
[4]	Bear Stearns Commercial Mortgage Securities, Inc.	5.540%	9/11/41	33,600	27,870
[4]	Bear Stearns Commercial Mortgage Securities, Inc.	5.537%	10/12/41	27,170	23,110
[4]	Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/42	6,184	6,090
[4]	Bear Stearns Commercial Mortgage Securities, Inc.	5.574%	6/11/50	13,000	10,981
[4]	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	11,900	9,874
[4]	Capital One Multi-Asset Execution Trust	4.150%	7/16/12	7,000	6,611
[2,4]	Capital One Multi-Asset Execution Trust	0.741%	7/15/13	1,000	964
[4]	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	2,100	2,127
[2,4]	Capital One Multi-Asset Execution Trust	0.581%	8/15/14	5,975	5,513
[2,4]	Capital One Multi-Asset Execution Trust	0.481%	3/16/15	2,100	1,890
[2,4]	Capital One Multi-Asset Execution Trust	1.181%	7/15/15	2,750	2,438
[2,4]	Capital One Multi-Asset Execution Trust	0.531%	9/15/15	16,300	14,368
[2,4]	Capital One Multi-Asset Execution Trust	0.511%	1/15/16	11,750	10,208

[2,4]	Capital One Multi-Asset Execution Trust	0.481%	4/15/16	3,600	3,082
[2,4]	Capital One Multi-Asset Execution Trust	0.661%	12/15/16	1,250	1,047
[4]	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	15,400	14,015
[2,4]	Chase Issuance Trust	0.471%	3/15/13	25,350	24,619
[4]	Chase Issuance Trust	4.260%	5/15/13	500	508
[2,4]	Chase Issuance Trust	0.471%	11/15/13	3,100	2,905
[2,4]	Chase Issuance Trust	0.481%	6/16/14	9,000	8,290
[2,4]	Chase Issuance Trust	0.491%	7/15/14	19,200	17,623
[2,4]	Chase Issuance Trust	0.521%	7/15/14	10,000	9,217
[2,4]	Chase Issuance Trust	0.521%	12/15/14	61,939	56,347
[4]	Chase Issuance Trust	4.650%	3/15/15	49,000	48,719
[2,4]	Chase Issuance Trust	1.201%	8/17/15	5,600	5,103
[2,4]	Chase Issuance Trust	2.820%	9/15/15	7,850	7,393
[4]	Citibank Credit Card Issuance Trust	5.450%	5/10/13	6,386	6,635
[2,4]	Citibank Credit Card Issuance Trust	0.517%	10/20/14	34,000	30,861
[4]	Citibank Credit Card Issuance Trust	4.850%	4/22/15	50,000	50,178
[4]	Citibank Credit Card Issuance Trust	4.850%	3/10/17	10,000	9,640
[2,4]	Citibank Credit Card Issuance Trust	1.647%	5/22/17	4,400	3,906
[2,4]	Citibank Credit Card Issuance Trust	1.822%	5/20/20	11,800	9,915
[4]	Citigroup Commercial Mortgage Trust	5.888%	12/10/49	13,000	11,125
[4]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.655%	11/15/44	4,270	3,568
[4]	CNH Equipment Trust	5.280%	11/15/12	6,160	6,163
[4]	Commercial Mortgage Pass-Through Certificates	5.811%	12/10/49	5,600	4,864
[2,4]	Credit Suisse First Boston Mortgage Securities Corp.	5.104%	8/15/38	2,000	1,736
[4]	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	10,400	8,457
[4]	Credit Suisse Mortgage Capital Certificates	5.912%	6/15/39	11,000	9,457
[4]	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	8,800	7,400
[4]	Discover Card Master Trust	5.650%	12/15/15	15,000	14,283
[2,4]	Fleet Home Equity Loan Trust	0.697%	1/20/33	1,328	764
[2,4]	Ford Credit Floorplan Master Owner Trust	0.701%	6/15/13	17,200	11,780
[4]	GE Capital Commercial Mortgage Corp.	4.974%	7/10/45	27,000	22,274

[4]	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	5,350	5,231
[4]	GS Mortgage Securities Corp. II	5.506%	4/10/38	15,000	13,869
[4]	GS Mortgage Securities Corp. II	4.751%	7/10/39	5,300	4,381
[4]	Honda Auto Receivables Owner Trust	4.470%	1/18/12	2,500	2,533
[4]	Honda Auto Receivables Owner Trust	4.880%	9/18/14	10,000	10,253
[2,4]	JPMorgan Chase Commercial Mortgage Securities	5.475%	4/15/43	20,045	15,846
[2,4]	JPMorgan Chase Commercial Mortgage Securities	5.038%	3/15/46	5,999	5,236
[4]	JPMorgan Chase Commercial Mortgage Securities	5.629%	2/12/51	7,000	5,870
[4]	JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/51	12,000	8,099
[4]	JPMorgan Chase Commercial Mortgage Securities	5.827%	2/15/51	13,370	11,467
[4]	LB-UBS Commercial Mortgage Trust	5.347%	11/15/38	10,151	8,122
[4]	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	15,275	11,173
[4]	Massachusetts RRB Special Purpose Trust	4.400%	3/15/15	12,000	12,441
[2,4]	MBNA Credit Card Master Note Trust	0.471%	2/15/12	15,000	14,947
[2,4]	MBNA Credit Card Master Note Trust	0.511%	6/15/15	31,000	27,594
[4]	Merrill Lynch Mortgage Trust	5.918%	6/12/50	11,000	9,397
[4]	Merrill Lynch Mortgage Trust	5.690%	2/12/51	15,000	9,523
[4]	Morgan Stanley Capital I	5.802%	6/11/42	24,100	21,118
[2,4]	Morgan Stanley Capital I	5.559%	3/12/44	10,000	8,172
[4]	Morgan Stanley Capital I	5.623%	12/12/49	4,700	4,003
[2,4]	Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	0.708%	11/25/15	665	433
[2,4]	National City Credit Card Master Trust	0.501%	8/15/12	10,000	9,389
[2,4]	National City Credit Card Master Trust	0.501%	3/17/14	15,000	13,037

[4]	Nissan Auto Receivables Owner Trust	4.460%	4/16/12	6,800	6,907
[4]	Nissan Auto Receivables Owner Trust	3.200%	2/15/13	5,000	5,017
[4]	Nissan Auto Receivables Owner Trust	5.000%	9/15/14	33,355	33,749
[4]	Nissan Auto Receivables Owner Trust	4.740%	8/17/15	8,500	8,669
[2,4,5]	Nordstrom Private Label Credit Card Master Trust	0.511%	5/15/15	28,000	20,308
[4]	PSE&G Transition Funding LLC	6.610%	6/15/15	15,000	16,540
[2,4]	Target Credit Card Master Trust	0.497%	10/27/14	15,000	12,971
[2,4]	TIAA Seasoned Commercial Mortgage Trust	5.804%	8/15/39	4,000	3,375
[4]	USAA Auto Owner Trust	4.640%	10/15/12	4,225	4,326
[4]	USAA Auto Owner Trust	3.020%	6/17/13	37,000	36,886
[4]	Volkswagen Auto Loan Enhanced Trust	5.470%	3/20/13	8,000	8,250
[4]	Volkswagen Auto Loan Enhanced Trust	6.240%	7/20/15	30,000	31,947
[4]	Wachovia Bank Commercial Mortgage Trust	4.847%	10/15/41	24,308	21,596
[4]	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	5,000	4,134
[2,4]	Wachovia Bank Commercial Mortgage Trust	5.384%	10/15/44	24,500	21,917
[2,4]	Wachovia Bank Commercial Mortgage Trust	5.440%	12/15/44	4,115	3,429
[4]	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	8,800	7,326
[4]	Wachovia Bank Commercial Mortgage Trust	5.308%	11/15/48	15,200	11,584
[4]	World Omni Auto Receivables Trust	3.330%	5/15/13	12,900	12,774
[4]	World Omni Auto Receivables Trust	5.120%	5/15/14	7,700	7,542

					1,234,256

Finance (33.7%)
	Banking (21.9%)
	American Express Bank, FSB	5.500%	4/16/13	12,000	11,438
	American Express Bank, FSB	6.000%	9/13/17	4,250	3,635
[2]	American Express Centurion Bank	0.613%	11/16/09	5,000	4,875
	American Express Centurion Bank	5.200%	11/26/10	8,750	8,485
	American Express Centurion Bank	5.550%	10/17/12	10,400	9,535
	American Express Centurion Bank	6.000%	9/13/17	33,060	28,244
	American Express Co.	4.875%	7/15/13	16,417	15,180
	AmSouth Bank NA	5.200%	4/1/15	10,000	7,646
[5]	ANZ Capital Trust II	5.360%	12/15/49	10,000	6,807
	Astoria Financial Corp.	5.750%	10/15/12	9,000	7,661
[4,5]	Banco Mercantil del Norte	6.862%	10/13/21	5,000	2,957
[5]	Banco Santander Peru	5.375%	12/9/14	4,000	3,751
[4]	Bank of America Capital Trust XIV	5.630%	12/31/49	18,540	7,045
[8]	Bank of America Corp.	2.100%	4/30/12	40,000	40,302
	Bank of America Corp.	4.875%	1/15/13	16,021	14,720
	Bank of America Corp.	5.250%	12/1/15	15,000	11,138
	Bank of America Corp.	5.420%	3/15/17	52,300	37,470
	Bank of America Corp.	6.000%	9/1/17	1,750	1,455
[4]	Bank of America Corp.	8.000%	12/29/49	3,150	1,614
	Bank of America, NA	5.300%	3/15/17	14,527	10,761
	Bank of America, NA	6.100%	6/15/17	15,000	11,718
	Bank of New York Mellon	4.500%	4/1/13	10,000	10,156
	Bank of New York Mellon	4.950%	3/15/15	14,500	14,080
	Bank of New York Mellon	5.500%	12/1/17	5,465	5,233
	Bank One Corp.	4.900%	4/30/15	15,000	13,283
[4,5]	Barclays Bank PLC	5.926%	12/15/49	15,000	5,700
	BB&T Corp.	6.500%	8/1/11	12,500	12,649
	BB&T Corp.	4.750%	10/1/12	5,000	4,868
	BB&T Corp.	5.700%	4/30/14	10,000	9,990
	BB&T Corp.	5.200%	12/23/15	6,380	5,755
	BB&T Corp.	4.900%	6/30/17	15,300	13,350
	BB&T Corp.	6.850%	4/30/19	5,000	4,959
[4]	BBVA International Preferred Unipersonal	5.919%	12/31/49	7,000	3,150
	Bear Stearns Co., Inc.	5.700%	11/15/14	10,785	10,717
	Bear Stearns Co., Inc.	5.300%	10/30/15	18,073	16,746
	Bear Stearns Co., Inc.	7.250%	2/1/18	31,000	31,791
[5]	BNP Paribas	4.800%	6/24/15	10,000	8,148
[2,5]	BTMU Curacao Holdings NV	1.619%	12/19/16	10,790	8,363
	Capital One Financial Corp.	6.150%	9/1/16	25,000	15,267
	Capital One Financial Corp.	6.750%	9/15/17	30,000	25,827
[4,5]	CBG Florida REIT Corp.	7.114%	2/15/49	17,340	910

[8]	Citibank, NA	1.625%	3/30/11	8,000	8,002
[8]	Citigroup Funding, Inc.	2.000%	3/30/12	17,000	16,934
	Citigroup, Inc.	7.250%	10/1/10	900	821
[8]	Citigroup, Inc.	2.125%	4/30/12	23,000	23,177
	Citigroup, Inc.	5.625%	8/27/12	20,000	15,512
	Citigroup, Inc.	5.500%	4/11/13	13,550	12,001
	Citigroup, Inc.	5.000%	9/15/14	37,000	24,911
	Citigroup, Inc.	5.300%	1/7/16	10,000	8,214
	Citigroup, Inc.	5.850%	8/2/16	10,000	8,309
	Citigroup, Inc.	5.500%	2/15/17	25,000	17,293
	Citigroup, Inc.	6.125%	11/21/17	23,925	19,740
	Citigroup, Inc.	6.125%	5/15/18	10,000	8,300
[4]	Citigroup, Inc.	8.400%	4/29/49	3,225	2,096
	Comerica Bank	5.750%	11/21/16	4,000	2,939
[5]	Commonwealth Bank of Australia	5.000%	11/6/12	15,500	14,637
[4,5]	Commonwealth Bank of Australia	6.024%	3/15/49	17,050	7,843
	Countrywide Financial Corp.	5.800%	6/7/12	3,415	3,125
[4,5]	Credit Agricole	6.637%	5/31/49	18,900	9,048
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	10,710	11,268
	Credit Suisse First Boston USA, Inc.	5.125%	1/15/14	2,460	2,441
	Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	30,057	29,630
	Credit Suisse New York	5.500%	5/1/14	41,220	41,444
	Credit Suisse New York	6.000%	2/15/18	76,500	68,234
	Deutsche Bank AG London	4.875%	5/20/13	50,000	49,747
	Deutsche Bank AG London	6.000%	9/1/17	8,000	8,075
	Deutsche Bank Financial LLC	5.375%	3/2/15	10,000	9,289
[2,5]	Development Bank of Singapore Ltd.	1.454%	5/16/17	16,500	13,033
	Fifth Third Bancorp.	4.750%	2/1/15	31,825	23,000
	First Tennessee Bank	5.050%	1/15/15	5,000	3,364
	Golden West Financial Corp.	4.750%	10/1/12	22,450	21,113
[4]	Goldman Sachs Capital II	5.793%	12/29/49	30,000	15,212
[2]	Goldman Sachs Group, Inc.	1.430%	7/23/09	3,575	3,556
[2]	Goldman Sachs Group, Inc.	1.532%	6/28/10	8,925	8,621
	Goldman Sachs Group, Inc.	6.000%	5/1/14	25,000	24,982
	Goldman Sachs Group, Inc.	5.350%	1/15/16	5,000	4,563
	Goldman Sachs Group, Inc.	5.625%	1/15/17	29,000	25,375
	Goldman Sachs Group, Inc.	6.250%	9/1/17	10,000	9,469

	Goldman Sachs Group, Inc.	5.950%	1/18/18	27,000	25,097
	Goldman Sachs Group, Inc.	6.150%	4/1/18	5,075	4,791
[5]	HBOS Treasury Services PLC	6.750%	5/21/18	5,000	3,550
	HSBC Bank USA	4.625%	4/1/14	22,000	21,537
	HSBC Bank USA	6.000%	8/9/17	22,670	21,791
	Hudson United Bank	7.000%	5/15/12	9,200	9,552
[5]	ICICI Bank Ltd.	5.750%	1/12/12	2,675	2,454
	JPMorgan Chase & Co.	6.625%	3/15/12	2,800	2,904
	JPMorgan Chase & Co.	5.750%	1/2/13	10,000	10,043
	JPMorgan Chase & Co.	4.750%	5/1/13	17,200	17,265
	JPMorgan Chase & Co.	4.875%	3/15/14	5,000	4,708
	JPMorgan Chase & Co.	5.875%	6/13/16	10,000	9,354
	JPMorgan Chase & Co.	6.125%	6/27/17	15,000	14,048
	JPMorgan Chase & Co.	6.000%	10/1/17	38,000	36,746
	JPMorgan Chase & Co.	6.000%	1/15/18	18,000	17,611
	JPMorgan Chase & Co.	6.300%	4/23/19	30,000	29,705
[4]	JPMorgan Chase & Co.	7.900%	12/29/49	5,650	4,209
	KeyBank NA	4.950%	9/15/15	18,000	13,955
	KeyBank NA	5.450%	3/3/16	2,500	1,999
[4,5]	Lloyds TSB Group PLC	6.267%	11/14/49	6,875	1,891
[2,5]	Manufacturers & Traders Trust Co.	2.707%	4/1/13	2,750	2,241
	Manufacturers & Traders Trust Co.	6.625%	12/4/17	13,555	11,201
	Marshall & Ilsley Bank	5.250%	9/4/12	4,000	2,974
	Marshall & Ilsley Bank	5.000%	1/17/17	10,000	6,208
	MBNA Corp.	7.500%	3/15/12	6,145	5,891
	Mellon Bank NA	4.750%	12/15/14	5,000	4,677
	Mercantile Bankshares Corp.	4.625%	4/15/13	10,000	8,783
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	3,250	2,890
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	15,000	11,062
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	12,000	7,867
[8]	Morgan Stanley Dean Witter	3.250%	12/1/11	40,000	41,566
[8]	Morgan Stanley Dean Witter	2.250%	3/13/12	10,000	10,131
	Morgan Stanley Dean Witter	4.750%	4/1/14	26,250	22,569
	Morgan Stanley Dean Witter	6.000%	4/28/15	3,000	2,831
	Morgan Stanley Dean Witter	5.375%	10/15/15	15,000	13,713
	Morgan Stanley Dean Witter	6.250%	8/28/17	3,825	3,517
	Morgan Stanley Dean Witter	5.950%	12/28/17	38,000	34,511
	Morgan Stanley Dean Witter	6.625%	4/1/18	52,150	49,853
	National Australia Bank	8.600%	5/19/10	5,000	5,155
[5]	National Australia Bank	5.350%	6/12/13	19,700	18,480
	National City Bank	6.250%	3/15/11	8,000	7,995

	National City Bank	5.250%	12/15/16	7,500	6,620
	National City Bank	5.800%	6/7/17	5,012	4,357
	National City Corp.	4.900%	1/15/15	28,435	25,256
	National City Corp.	6.875%	5/15/19	2,500	2,149
	Northern Trust Co.	5.500%	8/15/13	3,000	3,143
	Northern Trust Co.	5.850%	11/9/17	7,280	7,065
	Northern Trust Co.	6.500%	8/15/18	4,000	4,107
	PNC Bank NA	4.875%	9/21/17	6,100	5,035
	PNC Bank NA	6.000%	12/7/17	4,500	4,090
	PNC Bank NA	6.875%	4/1/18	23,085	22,050
	PNC Funding Corp.	5.250%	11/15/15	13,685	11,660
	Regions Financial Corp.	6.375%	5/15/12	8,975	7,912
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	18,905	12,792
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	14,520	9,225
	Royal Bank of Scotland Group PLC	5.050%	1/8/15	2,228	1,525
	Royal Bank of Scotland Group PLC	4.700%	7/3/18	2,000	1,121
	Sanwa Bank Ltd.	7.400%	6/15/11	2,825	2,927
[5]	Scotland International Finance	7.700%	8/15/10	10,000	9,829
[5]	Societe Generale	5.750%	4/20/16	5,200	4,493
[4,5]	Societe Generale	5.922%	12/5/49	20,000	10,224
	Southtrust Corp.	5.800%	6/15/14	14,705	13,127
	Sovereign Bancorp, Inc.	4.800%	9/1/10	5,000	4,918
[2]	Sovereign Bancorp, Inc.	2.880%	8/1/13	2,458	1,794
	Sovereign Bancorp, Inc.	8.750%	5/30/18	5,000	4,451
	State Street Bank & Trust	5.300%	1/15/16	12,000	10,672
[8]	State Street Corp.	2.150%	4/30/12	20,000	20,227
[2]	SunTrust Banks, Inc.	1.381%	6/2/09	12,175	12,173
[2]	SunTrust Banks, Inc.	1.508%	4/1/15	6,000	4,872
	SunTrust Banks, Inc.	6.000%	9/11/17	10,000	8,544
	SunTrust Banks, Inc.	5.450%	12/1/17	5,000	3,913
	SunTrust Banks, Inc.	7.250%	3/15/18	13,000	11,165
[4,5]	Toronto-Dominion Bank	6.378%	10/15/49	13,000	7,610
	UBS AG	5.875%	7/15/16	20,220	15,276
	UBS AG	5.875%	12/20/17	35,000	30,893
	UBS AG	5.750%	4/25/18	31,000	26,745
	UFJ Finance Aruba AEC	6.750%	7/15/13	4,000	4,253
[2,5]	Unicredit Luxembourg Finance	1.479%	1/13/17	14,925	10,019
	Union Planters Corp.	7.750%	3/1/11	10,000	9,457
	UnionBanCal Corp.	5.250%	12/16/13	3,000	2,766
[5]	United Overseas Bank Ltd.	4.500%	7/2/13	7,000	6,878
	US Bank NA	6.300%	2/4/14	28,245	29,747
	US Bank NA	4.950%	10/30/14	23,250	23,278
[4]	USB Capital IX	6.189%	4/15/49	12,525	7,014
[4,5]	USB Realty Corp.	6.091%	12/15/49	3,450	1,656
	Wachovia Bank NA	4.800%	11/1/14	18,400	15,288
	Wachovia Bank NA	4.875%	2/1/15	15,400	13,577

	Wachovia Bank NA	5.600%	3/15/16	10,000	8,811
	Wachovia Bank NA	6.000%	11/15/17	22,000	19,738
	Wachovia Corp.	5.625%	10/15/16	35,000	28,125
	Wachovia Corp.	5.750%	6/15/17	10,000	9,245
	Wachovia Corp.	5.750%	2/1/18	26,000	23,940
[6]	Washington Mutual Bank	5.500%	1/15/13	6,147	31
[6]	Washington Mutual Bank	5.650%	8/15/14	7,500	9
[6]	Washington Mutual Bank	5.125%	1/15/15	9,000	5
	Washington Mutual Finance Corp.	6.875%	5/15/11	10,000	9,392
[8]	Wells Fargo & Co.	2.125%	6/15/12	30,000	30,285
	Wells Fargo & Co.	5.125%	9/1/12	5,500	5,378
	Wells Fargo & Co.	4.950%	10/16/13	4,500	4,327
	Wells Fargo & Co.	4.625%	4/15/14	10,000	8,965
	Wells Fargo & Co.	5.125%	9/15/16	5,000	4,245
	Wells Fargo & Co.	5.625%	12/11/17	19,000	17,852
	Wells Fargo Bank NA	4.750%	2/9/15	8,300	7,267
	Wells Fargo Bank NA	5.750%	5/16/16	17,500	15,264
	Western Financial Bank	9.625%	5/15/12	1,640	1,644
	Westpac Banking Corp.	4.625%	6/1/18	3,925	2,961
[4,5]	Westpac Capital Trust III	5.819%	12/30/49	14,300	7,144
	Wilmington Trust Corp.	4.875%	4/15/13	18,305	17,112
	Zions Bancorp.	6.000%	9/15/15	11,000	5,802
	Zions Bancorp.	5.500%	11/16/15	8,000	4,242

	Brokerage (0.2%)
	BlackRock, Inc.	6.250%	9/15/17	10,000	9,461
	Jefferies Group Inc.	5.875%	6/8/14	7,500	4,404
	Lazard Group	6.850%	6/15/17	5,000	4,173
[6]	Lehman Brothers Holdings, Inc.	5.625%	1/24/13	12,755	1,786
[6]	Lehman Brothers Holdings, Inc.	6.200%	9/26/14	22,500	3,150
[6]	Lehman Brothers Holdings, Inc.	6.500%	7/19/17	20,000	2
[6]	Lehman Brothers Holdings, Inc.	6.875%	5/2/18	5,000	700

	Finance Companies (3.1%)
	American General Finance Corp.	4.875%	5/15/10	1,000	660
	American General Finance Corp.	5.625%	8/17/11	15,500	7,672
	American General Finance Corp.	4.875%	7/15/12	12,000	5,325
	American General Finance Corp.	5.850%	6/1/13	25,000	10,000
	American General Finance Corp.	6.900%	12/15/17	7,000	2,870
[8]	General Electric Capital Corp.	1.800%	3/11/11	15,000	15,154

	General Electric Capital Corp.	4.375%	3/3/12	3,875	3,826
[8]	General Electric Capital Corp.	2.250%	3/12/12	47,000	47,548
	General Electric Capital Corp.	5.625%	9/15/17	36,525	32,585
	General Electric Capital Corp.	5.625%	5/1/18	100,000	88,887
[4]	General Electric Capital Corp.	6.375%	11/15/67	14,450	8,207
[4]	HSBC Finance Capital Trust IX	5.911%	11/30/35	27,500	12,650
[2]	HSBC Finance Corp.	1.670%	9/14/12	8,000	5,946
	HSBC Finance Corp.	5.000%	6/30/15	11,000	9,389
	HSBC Finance Corp.	5.500%	1/19/16	7,675	6,616
	International Lease Finance Corp.	4.950%	2/1/11	6,300	4,819
	International Lease Finance Corp.	5.450%	3/24/11	800	628
	International Lease Finance Corp.	5.750%	6/15/11	3,900	2,944
	International Lease Finance Corp.	6.375%	3/25/13	9,375	5,859
	International Lease Finance Corp.	5.875%	5/1/13	10,000	6,050
	International Lease Finance Corp.	5.650%	6/1/14	10,000	5,900
	iStar Financial Inc.	5.950%	10/15/13	10,000	3,725
	SLM Corp.	5.050%	11/14/14	7,500	4,565
	SLM Corp.	8.450%	6/15/18	10,000	6,094
[5]	USAA Capital Corp.	4.996%	12/12/11	15,000	14,918

	Insurance (6.5%)
	ACE INA Holdings, Inc.	5.875%	6/15/14	41,839	41,401
	ACE INA Holdings, Inc.	5.600%	5/15/15	21,490	20,471
	ACE INA Holdings, Inc.	5.700%	2/15/17	3,000	2,826
	ACE INA Holdings, Inc.	5.800%	3/15/18	4,120	3,871
	Aetna, Inc.	6.000%	6/15/16	5,900	5,680
	Aetna, Inc.	6.500%	9/15/18	12,818	12,584
[4,5]	AGFC Capital Trust I	6.000%	1/15/67	8,000	620
	Allied World Assurance	7.500%	8/1/16	5,000	3,493
	Allstate Life Global Funding	5.375%	4/30/13	9,820	9,614
	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	1,500	1,558
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	17,100	17,513
	Chubb Corp.	5.200%	4/1/13	10,820	10,863
	Chubb Corp.	5.750%	5/15/18	21,898	21,202
[4]	Chubb Corp.	6.375%	3/29/67	8,000	4,749
	CIGNA Corp.	7.000%	1/15/11	10,000	10,100
	CIGNA Corp.	6.350%	3/15/18	7,000	6,089
	Coventry Health Care Inc.	5.875%	1/15/12	625	542

	Coventry Health Care Inc.	5.950%	3/15/17	4,000	2,533
	Genworth Financial, Inc.	5.750%	5/15/13	5,250	3,579
[4]	Genworth Financial, Inc.	6.150%	11/15/66	8,000	1,080
	Hartford Financial Services Group, Inc.	4.625%	7/15/13	10,000	7,575
[5]	Health Care Services Corp.	7.750%	6/15/11	20,000	20,970
	Humana Inc.	7.200%	6/15/18	10,000	8,337
	Humana Inc.	6.300%	8/1/18	11,000	8,656
[4]	ING Capital Funding Trust III	5.775%	12/8/49	3,120	1,061
[4,5]	Liberty Mutual Group	7.000%	3/15/37	2,225	910
	Lincoln National Corp.	6.200%	12/15/11	7,000	5,320
[4]	Lincoln National Corp.	6.050%	4/20/67	5,940	1,663
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	5,325	4,820
	Marsh & McLennan Cos., Inc.	9.250%	4/15/19	6,000	6,352
[2,5]	MassMutual Global Funding II	1.437%	12/6/13	35,000	31,505
[2,5]	Merna Reinsurance Ltd.	2.970%	7/7/10	5,450	5,030
[5]	MetLife Global Funding I	5.125%	4/10/13	61,605	58,757
	MetLife, Inc.	5.375%	12/15/12	10,000	9,776
	MetLife, Inc.	7.717%	2/15/19	11,745	11,824
[2,5]	Monumental Global Funding III	1.262%	1/25/13	10,000	7,654
	Nationwide Financial Services	5.900%	7/1/12	5,000	4,498
[5]	New York Life Global Funding	5.250%	10/16/12	5,000	5,004
[5]	New York Life Global Funding	5.375%	9/15/13	7,000	7,040
[4,5]	Oil Insurance Ltd.	7.558%	6/30/49	10,600	3,392
[5]	Pacific Life Global Funding	5.150%	4/15/13	9,350	8,619
[5]	Principal Life Global	4.400%	10/1/10	10,000	9,643
[4]	Progressive Corp.	6.700%	6/15/37	2,200	1,124
	Protective Life Secured Trust	4.000%	4/1/11	5,000	4,530
	Prudential Financial, Inc.	5.100%	9/20/14	15,000	11,858
	Prudential Financial, Inc.	4.750%	6/13/15	7,000	5,188
	Travelers Cos. Inc.	5.750%	12/15/17	20,206	20,049
	Travelers Cos. Inc.	5.800%	5/15/18	23,500	23,394
[4]	Travelers Cos. Inc.	6.250%	3/15/37	4,750	2,927
	Travelers Cos., Inc.	5.500%	12/1/15	5,350	5,036
	Travelers Cos., Inc.	6.250%	6/20/16	11,000	11,275
	Travelers Property Casualty Corp.	5.000%	3/15/13	15,000	15,091
	UnitedHealth Group, Inc.	4.875%	2/15/13	5,000	4,901

	UnitedHealth Group, Inc.	4.875%	4/1/13	4,880	4,781
	UnitedHealth Group, Inc.	5.000%	8/15/14	12,000	11,697
	UnitedHealth Group, Inc.	4.875%	3/15/15	7,585	6,846
	UnitedHealth Group, Inc.	6.000%	6/15/17	19,335	18,181
	UnitedHealth Group, Inc.	6.000%	11/15/17	17,700	16,605
	UnitedHealth Group, Inc.	6.000%	2/15/18	10,864	10,278
	WellPoint Inc.	6.375%	1/15/12	12,500	12,771
	WellPoint Inc.	6.800%	8/1/12	5,000	5,156
	WellPoint Inc.	6.000%	2/15/14	17,970	18,232
	WellPoint Inc.	5.250%	1/15/16	20,000	18,480
	WellPoint Inc.	5.875%	6/15/17	7,125	6,836
	WellPoint Inc.	7.000%	2/15/19	14,445	14,673
[5]	Xlliac Global Funding	4.800%	8/10/10	3,300	2,815
[4,5]	ZFS Finance USA Trust I	5.875%	5/9/32	4,400	2,266

	Other Finance (0.1%)
[5]	Targeted Return Index Securities Trust	0.00%	1/15/12	13,300	13,879

	Real Estate Investment Trusts (1.9%)
	AvalonBay Communities, Inc.	5.750%	9/15/16	13,550	11,173
	Boston Properties, Inc.	6.250%	1/15/13	6,680	5,925
	Camden Property Trust	5.000%	6/15/15	10,000	7,633
	Colonial Realty LP	5.500%	10/1/15	3,000	2,106
	CPG Partners LP	8.250%	2/1/11	5,000	4,896
	Developers Diversified Realty Corp.	5.250%	4/15/11	7,500	4,574
	Equity One Inc.	6.250%	1/15/17	5,000	3,460
	ERP Operating LP	5.125%	3/15/16	11,000	8,991
	HCP Inc.	6.700%	1/30/18	5,000	4,151
	Health Care Property Investors, Inc.	6.000%	1/30/17	5,000	4,088
	Health Care REIT, Inc.	8.000%	9/12/12	5,000	4,710
	Health Care REIT, Inc.	5.875%	5/15/15	5,725	4,627
	Hospitality Properties	6.300%	6/15/16	5,000	3,264
	HRPT Properties Trust	5.750%	2/15/14	6,061	4,627
	HRPT Properties Trust	6.400%	2/15/15	9,500	6,637
	Kimco Realty Corp.	5.783%	3/15/16	10,000	7,565
	Liberty Property LP	5.125%	3/2/15	5,000	3,848
	National Retail Properties	6.875%	10/15/17	7,000	4,991
	ProLogis	5.625%	11/15/15	5,000	3,275
	ProLogis	5.625%	11/15/16	5,500	3,685
	ProLogis	6.625%	5/15/18	5,000	3,188
	Regency Centers LP	4.950%	4/15/14	5,000	3,971
	Simon Property Group Inc.	5.750%	5/1/12	8,000	7,307

	Simon Property Group Inc.	6.350%	8/28/12	5,000	4,734
	Simon Property Group Inc.	5.100%	6/15/15	16,320	12,748
	Simon Property Group Inc.	5.250%	12/1/16	5,000	4,090
	Simon Property Group Inc.	6.125%	5/30/18	20,000	16,523
	Simon Property Group Inc.	10.350%	4/1/19	16,000	16,737
[5]	Westfield Capital Corp.	4.375%	11/15/10	5,270	4,973
[5]	Westfield Capital Corp.	5.125%	11/15/14	10,000	8,343
[5]	Westfield Group	5.400%	10/1/12	7,640	6,696

					3,465,391
Industrial (35.1%)
	Basic Industry (1.9%)
[5]	ABX Financing Co.	5.750%	10/15/16	7,000	6,231
	Air Products & Chemicals Inc.	4.150%	2/1/13	3,700	3,588
	Alcoa, Inc.	5.550%	2/1/17	5,000	3,794
	Alcoa, Inc.	5.870%	2/23/22	1,100	711
	Arcelormittal	6.500%	4/15/14	2,200	1,849
	ArcelorMittal	6.125%	6/1/18	8,000	6,451
	Barrick Gold Finance Inc.	6.950%	4/1/19	8,000	8,459
	Barrick North America Finance LLC	6.800%	9/15/18	5,500	5,608
	BHP Billiton Finance (USA) Ltd.	5.500%	4/1/14	20,550	21,896
	BHP Billiton Finance (USA) Ltd.	5.400%	3/29/17	12,735	12,569
	BHP Billiton Finance (USA) Ltd.	6.500%	4/1/19	11,000	12,002
	E.I. du Pont de Nemours & Co.	6.000%	7/15/18	26,130	26,654
[5]	GTL Trade Finance Inc.	7.250%	10/20/17	3,000	2,724
	International Paper Co.	7.950%	6/15/18	2,200	1,909
	Lubrizol Corp.	8.875%	2/1/19	4,000	4,341
	Monsanto Co.	5.125%	4/15/18	2,600	2,602
	PPG Industries, Inc.	6.650%	3/15/18	5,000	4,913
	Praxair, Inc.	5.250%	11/15/14	5,000	5,373
	Praxair, Inc.	4.625%	3/30/15	10,550	10,615
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	7,245	6,838
	Rio Tinto Finance USA Ltd.	8.950%	5/1/14	25,000	25,778
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	9,000	8,113
	Rohm & Haas Co.	6.000%	9/15/17	6,000	5,207
	Weyerhaeuser Co.	6.750%	3/15/12	7,461	7,430

	Capital Goods (4.2%)
	Allied Waste North America Inc.	6.125%	2/15/14	7,981	7,742

	Allied Waste North America Inc.	6.875%	6/1/17	12,675	12,358
	Avery Dennison Corp.	4.875%	1/15/13	6,800	6,306
[4,5]	BAE Systems Asset Trust	7.156%	12/15/11	4,335	4,440
[5]	BAE Systems Holdings Inc.	5.200%	8/15/15	10,000	9,137
	Black & Decker Corp.	7.125%	6/1/11	8,550	8,579
	Boeing Co.	5.125%	2/15/13	8,000	8,400
[4,5]	C8 Capital SPV Ltd.	6.640%	12/15/49	690	304
	Caterpillar Financial Services Corp.	4.250%	2/8/13	8,445	8,182
	Caterpillar Financial Services Corp.	4.600%	1/15/14	3,000	2,845
	Caterpillar Financial Services Corp.	6.125%	2/17/14	27,890	28,267
	Caterpillar Financial Services Corp.	5.500%	3/15/16	2,000	1,807
	Caterpillar Financial Services Corp.	5.850%	9/1/17	2,000	1,814
	Caterpillar Financial Services Corp.	5.450%	4/15/18	7,500	6,509
	Caterpillar, Inc.	7.900%	12/15/18	20,000	21,509
	Cooper Industries, Inc.	5.450%	4/1/15	6,000	6,086
	Crane Co.	5.500%	9/15/13	5,000	4,804
	CRH America Inc.	6.000%	9/30/16	7,000	5,153
	CRH America Inc.	8.125%	7/15/18	10,000	8,057
	Eaton Corp.	6.950%	3/20/19	6,000	6,187
	Embraer Overseas Ltd.	6.375%	1/24/17	4,000	3,560
	Emerson Electric Co.	5.250%	10/15/18	5,000	5,069
	Emerson Electric Co.	4.875%	10/15/19	9,000	8,791
	General Dynamics Corp.	4.250%	5/15/13	16,350	16,842
	General Dynamics Corp.	5.250%	2/1/14	1,150	1,230
	General Electric Co.	5.250%	12/6/17	33,800	31,975
	Honeywell International, Inc.	5.300%	3/1/18	15,000	15,408
[5]	Hutchison Whampoa International Ltd.	7.625%	4/9/19	10,000	9,979
[5]	Illinois Tool Works, Inc.	6.250%	4/1/19	6,250	6,288
	Ingersoll-Rand GL Holding Co.	9.500%	4/15/14	5,000	5,275
	Ingersoll-Rand GL Holding Co.	6.875%	8/15/18	5,000	4,510
	John Deere Capital Corp	4.500%	4/3/13	2,470	2,500
	John Deere Capital Corp.	7.000%	3/15/12	13,440	14,595
	John Deere Capital Corp.	5.100%	1/15/13	2,000	2,074
	John Deere Capital Corp.	5.500%	4/13/17	3,000	3,012
	John Deere Capital Corp.	5.350%	4/3/18	4,000	3,970

	John Deere Capital Corp.	5.750%	9/10/18	7,000	7,118
	L-3 Communications Corp.	7.625%	6/15/12	675	679
	L-3 Communications Corp.	6.125%	7/15/13	450	428
	L-3 Communications Corp.	5.875%	1/15/15	1,400	1,281
	Lafarge SA	6.500%	7/15/16	5,000	3,825
	Lockheed Martin Corp.	4.121%	3/14/13	10,000	10,116
	Lockheed Martin Corp.	7.650%	5/1/16	5,000	5,721
	Masco Corp.	5.875%	7/15/12	10,560	9,033
[4,5]	Minnesota Mining & Manufacturing ESOP Trust	5.620%	7/15/09	575	578
	Parker-Hannifin Corp	4.875%	2/15/13	6,100	6,090
	Raytheon Co.	6.750%	3/15/18	2,805	3,107
	Raytheon Co.	6.400%	12/15/18	5,725	6,232
	Rockwell Automation	5.650%	12/1/17	5,000	4,978
	Textron Financial Corp.	4.600%	5/3/10	8,000	7,280
	Thermo Electron Corp.	5.000%	6/1/15	4,700	4,460
	Tyco International Group SA	6.375%	10/15/11	10,000	10,463
	Tyco International Group SA	6.000%	11/15/13	11,000	10,798
	Tyco International Group SA	8.500%	1/15/19	4,000	4,281
	United Technologies Corp.	5.375%	12/15/17	12,000	12,426
	United Technologies Corp.	6.125%	2/1/19	20,000	21,531
	Vulcan Materials Co.	6.300%	6/15/13	2,175	2,198
	Waste Management, Inc.	7.375%	8/1/10	4,870	5,094
	Waste Management, Inc.	7.375%	3/11/19	4,250	4,339

	Communication (6.7%)
	America Movil SA de C.V.	5.500%	3/1/14	4,000	3,960
	America Movil SA de C.V.	5.750%	1/15/15	3,400	3,336
	America Movil SA de C.V.	5.625%	11/15/17	9,534	9,136
	AT&T Inc.	4.950%	1/15/13	4,380	4,574
	AT&T Inc.	6.700%	11/15/13	8,000	8,930
	AT&T Inc.	5.100%	9/15/14	19,750	20,380
	AT&T Inc.	5.625%	6/15/16	13,000	13,235
	AT&T Inc.	5.500%	2/1/18	20,000	19,978
	AT&T Inc.	5.600%	5/15/18	10,000	10,060
	AT&T Inc.	5.800%	2/15/19	15,000	15,262
	British Sky Broadcasting Corp.	8.200%	7/15/09	4,125	4,152
[5]	British Sky Broadcasting Corp.	6.100%	2/15/18	5,000	4,551

[5]	British Sky Broadcasting Corp.	9.500%	11/15/18	4,000	4,391
	British Telecommunications PLC	8.625%	12/15/10	5,450	5,698
	Comcast Cable Communications, Inc.	8.875%	5/1/17	3,400	3,706
	Comcast Corp.	5.500%	3/15/11	7,000	7,234
	Comcast Corp.	5.900%	3/15/16	19,526	19,562
	Comcast Corp.	4.950%	6/15/16	20,000	18,947
	Comcast Corp.	6.300%	11/15/17	5,000	5,127
	Cox Communications, Inc.	6.750%	3/15/11	10,000	10,196
	Cox Communications, Inc.	4.625%	6/1/13	4,000	3,729
[5]	Cox Enterprises, Inc.	7.875%	9/15/10	5,000	5,083
	Deutsche Telekom International Finance	8.500%	6/15/10	16,000	16,838
	Deutsche Telekom International Finance	5.750%	3/23/16	8,000	8,115
	Deutsche Telekom International Finance	6.750%	8/20/18	9,000	9,465
	Embarq Corp.	7.082%	6/1/16	10,000	9,612
	France Telecom	7.750%	3/1/11	25,000	26,985
	News America Inc.	4.750%	3/15/10	9,800	9,870
	Reed Elsevier Capital	8.625%	1/15/19	8,000	8,467
	Rogers Cable Inc.	6.750%	3/15/15	6,000	6,195
	Rogers Communications Inc.	6.375%	3/1/14	11,480	11,882
	Rogers Communications Inc.	6.800%	8/15/18	12,000	12,495
	Telecom Italia Capital	5.250%	11/15/13	10,000	9,545
	Telecom Italia Capital	5.250%	10/1/15	8,000	7,189
	Telecom Italia Capital	6.999%	6/4/18	5,000	4,747
	Telefonica Emisiones SAU	5.984%	6/20/11	5,000	5,223
	Telefonica Emisiones SAU	6.421%	6/20/16	15,000	15,585
	Telefonica Emisiones SAU	6.221%	7/3/17	10,662	11,172
	Telefonos de Mexico SA	5.500%	1/27/15	15,000	14,400
	Thomson Corp.	6.500%	7/15/18	7,000	6,667
	Thomson Reuters Corp.	5.950%	7/15/13	8,877	8,911
	Time Warner Cable Inc.	8.250%	2/14/14	5,000	5,516
	Time Warner Cable Inc.	7.500%	4/1/14	10,000	10,785
	Time Warner Cable Inc.	6.750%	7/1/18	20,000	20,181
	Time Warner Cable Inc.	8.750%	2/14/19	7,000	7,795
	Time Warner Cable Inc.	8.250%	4/1/19	7,000	7,741
	Verizon Communications Corp.	5.550%	2/15/16	10,000	10,126
	Verizon Communications Corp.	5.500%	4/1/17	2,270	2,266

	Verizon Communications Corp.	5.500%	2/15/18	12,000	11,937
	Verizon Communications Corp.	6.100%	4/15/18	15,000	15,442
	Verizon Communications Corp.	8.750%	11/1/18	25,600	30,690
	Verizon Communications Corp.	6.350%	4/1/19	15,000	15,586
	Verizon Global Funding Corp.	6.875%	6/15/12	16,000	17,399
	Verizon Global Funding Corp.	7.375%	9/1/12	20,000	22,096
[5]	Verizon Wireless Capital	8.500%	11/15/18	25,000	29,636
[5]	Verizon Wireless Captial	5.550%	2/1/14	15,000	15,571
[5]	Vivendi	5.750%	4/4/13	5,450	5,257
	Vodafone Group PLC	5.375%	1/30/15	10,000	9,854
	Vodafone Group PLC	5.000%	9/15/15	11,850	11,834
	Vodafone Group PLC	5.750%	3/15/16	13,000	13,276
	Vodafone Group PLC	5.625%	2/27/17	24,000	24,377
	Washington Post Co.	7.250%	2/1/19	2,500	2,513

	Consumer Cyclical (3.2%)
	Autozone, Inc.	6.500%	1/15/14	5,425	5,502
	Best Buy Co.	6.750%	7/15/13	4,400	4,345
[4,5]	CVS Caremark Corp.	6.117%	1/10/13	6,225	6,356
	CVS Caremark Corp.	6.125%	8/15/16	7,146	7,404
	CVS Caremark Corp.	6.600%	3/15/19	7,000	7,462
	DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	600	603
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	3,300	3,294
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	30,000	29,364
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	6,736	6,795
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	10,000	9,724
	Darden Restaurants Inc.	6.200%	10/15/17	5,000	4,367
	Federated Retail Holding	5.900%	12/1/16	5,000	4,188
[5]	Harley-Davidson Funding Corp.	5.250%	12/15/12	3,300	2,478
[5]	Harley-Davidson Inc.	5.000%	12/15/10	2,600	2,385
	Harrah's Entertainment Inc.	7.875%	3/15/10	1,575	921
	Home Depot Inc.	5.400%	3/1/16	12,875	12,471
	International Speedway Corp.	5.400%	4/15/14	7,000	6,485
	J.C. Penney Co., Inc.	7.950%	4/1/17	5,000	4,839

	Johnson Controls, Inc.	5.250%	1/15/11	3,000	2,975
	K. Hovnanian Enterprises	6.250%	1/15/16	4,260	1,448
	Kohl's Corp.	6.250%	12/15/17	7,000	6,767
	Lowe's Cos., Inc.	5.600%	9/15/12	5,450	5,838
	Lowe's Cos., Inc.	5.000%	10/15/15	7,000	7,032
	McDonald's Corp.	5.800%	10/15/17	5,000	5,410
	McDonald's Corp.	5.350%	3/1/18	20,000	20,966
	MGM Mirage, Inc.	8.500%	9/15/10	1,400	994
	MGM Mirage, Inc.	6.750%	4/1/13	1,075	642
	MGM Mirage, Inc.	5.875%	2/27/14	1,000	568
[5]	Nissan Motor Acceptance Corp.	4.625%	3/8/10	11,570	10,994
[5]	Nissan Motor Acceptance Corp.	5.625%	3/14/11	10,500	9,552
	Paccar Inc.	6.875%	2/15/14	5,000	5,329
	Staples Inc.	9.750%	1/15/14	5,000	5,556
	Target Corp.	6.000%	1/15/18	16,700	16,964
	Tenneco Automotive Inc.	8.625%	11/15/14	1,100	325
	The Walt Disney Co.	4.500%	12/15/13	10,800	11,236
	The Walt Disney Co.	5.625%	9/15/16	10,000	10,496
	The Walt Disney Co.	6.000%	7/17/17	3,000	3,186
	Time Warner, Inc.	6.875%	6/15/18	5,000	4,904
	TJX Companies, Inc.	6.950%	4/15/19	7,000	7,511
	Toll Corp.	8.250%	2/1/11	695	695
	Viacom Inc.	6.125%	10/5/17	5,000	4,628
	Wal-Mart Stores, Inc.	5.375%	4/5/17	7,000	7,416
	Wal-Mart Stores, Inc.	5.800%	2/15/18	10,137	11,103
	Walgreen Co.	5.250%	1/15/19	12,500	12,665
	Western Union Co.	5.400%	11/17/11	14,000	14,516
	Western Union Co.	6.500%	2/26/14	7,400	7,802
	Yum! Brands, Inc.	7.700%	7/1/12	7,000	7,345
	Yum! Brands, Inc.	6.250%	3/15/18	3,000	2,927

	Consumer Noncyclical (11.6%)
	Abbott Laboratories	5.875%	5/15/16	19,000	20,423
	Abbott Laboratories	5.600%	11/30/17	16,000	17,046
	Abbott Laboratories	5.125%	4/1/19	10,600	10,897
	Allergan Inc.	5.750%	4/1/16	10,000	9,526
	Altria Group, Inc.	9.700%	11/10/18	15,000	17,590
	Altria Group, Inc.	9.250%	8/6/19	17,000	19,607
	AmerisourceBergen Corp.	5.625%	9/15/12	2,800	2,773
	AmerisourceBergen Corp.	5.875%	9/15/15	3,000	2,827
	Amgen Inc.	4.850%	11/18/14	15,000	15,519
	Amgen Inc.	5.850%	6/1/17	15,400	15,986
	Amgen Inc.	6.150%	6/1/18	5,000	5,297
	Amgen Inc.	5.700%	2/1/19	10,000	10,289
	Anheuser-Busch Cos., Inc.	5.500%	1/15/18	5,000	4,762
[5]	Anheuser-Busch Cos., Inc.	7.750%	1/15/19	18,000	19,111

	Archer-Daniels-Midland Co.	5.870%	11/15/10	10,000	10,249
	Archer-Daniels-Midland Co.	5.450%	3/15/18	1,388	1,416
	AstraZeneca PLC	5.400%	6/1/14	5,025	5,406
	AstraZeneca PLC	5.900%	9/15/17	32,060	33,597
	Avon Products, Inc.	5.625%	3/1/14	5,125	5,262
	Avon Products, Inc.	6.500%	3/1/19	5,000	4,976
	Baxter Finco, BV	4.750%	10/15/10	16,860	17,473
	Baxter International, Inc.	4.000%	3/1/14	5,000	5,134
	Baxter International, Inc.	5.900%	9/1/16	7,000	7,463
	Baxter International, Inc.	5.375%	6/1/18	5,000	5,130
	Becton, Dickinson & Co.	4.550%	4/15/13	8,000	8,176
	Biogen Idec Inc.	6.875%	3/1/18	27,000	26,751
	Bottling Group LLC	6.950%	3/15/14	5,813	6,662
	Bottling Group LLC	5.500%	4/1/16	14,086	14,858
	Bottling Group LLC	5.125%	1/15/19	9,000	9,109
	Bristol-Myers Squibb Co.	5.450%	5/1/18	8,000	8,337
[5]	British American Tobacco International Finance PLC	9.500%	11/15/18	11,000	12,628
	Bunge Ltd. Finance Corp.	5.875%	5/15/13	2,000	1,851
	Campbell Soup Co.	4.875%	10/1/13	10,000	10,728
	Campbell Soup Co.	4.500%	2/15/19	3,000	2,938
[5]	Cargill Inc.	4.375%	6/1/13	8,600	8,148
	Clorox Co.	5.000%	3/1/13	6,025	6,141
	Clorox Co.	5.000%	1/15/15	7,000	7,053
	Coca Cola Bottling Co. Consolidated	5.000%	11/15/12	7,000	7,013
	Coca-Cola Co.	5.350%	11/15/17	15,000	15,824
	Coca-Cola Co.	4.875%	3/15/19	12,000	12,340
	Coca-Cola Enterprises Inc.	7.375%	3/3/14	17,597	20,102
	ConAgra Foods, Inc.	6.750%	9/15/11	2,950	3,149
	ConAgra Foods, Inc.	5.819%	6/15/17	4,687	4,628
	Covidien International	6.000%	10/15/17	14,306	14,585
	Delhaize America Inc.	5.875%	2/1/14	875	880
	Diageo Capital PLC	5.750%	10/23/17	18,000	18,540
	Diageo Finance BV	5.500%	4/1/13	3,307	3,473
	Diageo Finance BV	5.300%	10/28/15	5,000	5,034
	Eli Lilly & Co.	4.200%	3/6/14	11,850	12,326
	Eli Lilly & Co.	5.200%	3/15/17	6,000	6,189
	Estee Lauder Cos. Inc.	6.000%	1/15/12	6,800	6,970
[5]	Fosters Finance Corp.	4.875%	10/1/14	4,000	3,610
	Genentech Inc.	4.750%	7/15/15	16,150	16,483
	General Mills, Inc.	6.000%	2/15/12	6,429	6,834
	General Mills, Inc.	5.200%	3/17/15	16,000	16,270
	General Mills, Inc.	5.700%	2/15/17	3,000	3,057
	General Mills, Inc.	5.650%	2/15/19	8,000	8,232
	GlaxoSmithKline Capital Inc.	5.650%	5/15/18	38,400	40,011
	H.J. Heinz Co.	5.350%	7/15/13	2,175	2,254
	Hasbro Inc.	6.300%	9/15/17	5,000	4,569

	Hershey Foods Corp.	4.850%	8/15/15	5,000	4,942
	Hormel Foods Corp.	6.625%	6/1/11	16,085	17,325
	Kellogg Co.	6.600%	4/1/11	13,500	14,505
	Kimberly-Clark Corp.	4.875%	8/15/15	6,000	6,150
	Kimberly-Clark Corp.	6.125%	8/1/17	3,949	4,325
	Kimberly-Clark Corp.	7.500%	11/1/18	10,000	12,026
	Kraft Foods, Inc.	6.000%	2/11/13	5,000	5,253
	Kraft Foods, Inc.	6.500%	8/11/17	3,690	3,841
	Kraft Foods, Inc.	6.125%	2/1/18	15,000	15,314
	Kraft Foods, Inc.	6.125%	8/23/18	7,000	7,154
	Kroger Co.	6.200%	6/15/12	9,300	9,880
	Kroger Co.	6.400%	8/15/17	5,000	5,240
	Kroger Co.	6.800%	12/15/18	7,000	7,396
	Land O'Lakes Inc.	9.000%	12/15/10	410	416
	Mckesson Corp.	6.500%	2/15/14	7,100	7,457
	Medco Health Solutions	7.125%	3/15/18	5,000	5,019
	Medtronic Inc.	4.750%	9/15/15	20,000	19,660
	Merck & Co.	4.750%	3/1/15	11,000	11,074
	Nabisco Inc.	7.550%	6/15/15	15,000	15,926
	Novartis Capital Corp.	4.125%	2/10/14	8,475	8,756
	Novartis Securities Investment Ltd.	5.125%	2/10/19	28,250	28,946
	PepsiAmericas Inc.	4.500%	3/15/13	6,000	6,097
	PepsiAmericas Inc.	4.375%	2/15/14	12,500	12,597
	Pepsico, Inc.	3.750%	3/1/14	20,500	21,006
	Pepsico, Inc.	5.000%	6/1/18	16,500	17,028
	Pepsico, Inc.	7.900%	11/1/18	4,000	4,897
	Pfizer, Inc.	5.350%	3/15/15	20,025	21,649
	Pfizer, Inc.	6.200%	3/15/19	43,000	46,750
	Philip Morris International Inc	5.650%	5/16/18	33,230	33,663
	Philip Morris International Inc.	6.875%	3/17/14	10,000	11,085
	Philips Electronics NV	5.750%	3/11/18	5,000	4,876
	Procter & Gamble Co.	4.600%	1/15/14	24,000	25,406
	Procter & Gamble Co.	3.500%	2/15/15	27,000	27,149
	Procter & Gamble Co.	4.700%	2/15/19	4,000	3,903
	Reynolds American Inc.	7.625%	6/1/16	875	779
[5]	Roche Holdings, Inc.	6.000%	3/1/19	4,500	4,716
[5]	SABMiller PLC	6.200%	7/1/11	13,000	13,149
	Safeway, Inc.	4.950%	8/16/10	5,495	5,634
	Safeway, Inc.	6.250%	3/15/14	8,375	9,048
	Safeway, Inc.	6.350%	8/15/17	3,000	3,164
	Schering-Plough Corp.	6.000%	9/15/17	5,000	5,194
	SUPERVALU Inc.	8.000%	5/1/16	2,200	2,134
	Sysco Corp.	5.250%	2/12/18	12,000	12,326
[5]	Tesco PLC	5.500%	11/15/17	7,000	6,717
	Unilever Capital Corp.	3.650%	2/15/14	6,500	6,561
	Whirlpool Corp.	8.600%	5/1/14	5,000	5,130
	Wyeth	5.500%	3/15/13	5,000	5,338
	Wyeth	5.500%	2/1/14	12,700	13,709
	Wyeth	5.500%	2/15/16	15,000	15,535
	Wyeth	5.450%	4/1/17	10,000	10,307

	Energy (2.7%)
	Anadarko Petroleum Corp.	5.950%	9/15/16	15,000	13,690
	Apache Corp.	6.250%	4/15/12	4,325	4,600
	Apache Corp.	5.625%	1/15/17	4,000	4,065
	Baker Hughes, Inc.	7.500%	11/15/18	16,845	19,352
	BJ Services Co.	6.000%	6/1/18	16,000	14,821
	BP Capital Markets PLC	4.750%	3/10/19	3,000	2,994
	Canadian Natural Resources	5.700%	5/15/17	9,000	8,606
	Canadian Natural Resources	5.900%	2/1/18	6,000	5,718
	Chevron Corp.	4.950%	3/3/19	3,300	3,386
	ConocoPhillips	5.750%	2/1/19	13,000	13,325
	ConocoPhillips Canada	5.625%	10/15/16	15,000	15,422
	Devon Energy Corp.	6.300%	1/15/19	5,000	5,157
	Devon Financing Corp.	6.875%	9/30/11	2,625	2,801
	Diamond Offshore Drilling	5.875%	5/1/19	3,000	3,018
	Encana Corp.	5.900%	12/1/17	5,570	5,454
	Encana Corp.	6.500%	5/15/19	3,000	3,061
	EOG Resources Inc.	5.875%	9/15/17	3,000	3,112
[5]	GS-Caltex Oil Corp.	5.500%	10/15/15	6,000	4,434
	Halliburton Co.	6.150%	9/15/19	3,000	3,185
[5]	LG Caltex Oil Corp.	5.500%	8/25/14	4,000	3,357
	Marathon Oil Corp.	5.900%	3/15/18	15,000	14,631
	Nabors Industries Inc.	6.150%	2/15/18	3,000	2,534
[5]	Nabors Industries Inc.	9.250%	1/15/19	10,900	10,887
	Nexen, Inc.	5.650%	5/15/17	3,000	2,570
	Noble Corp.	5.875%	6/1/13	3,000	2,907
	Petro-Canada Financial Partnership	6.050%	5/15/18	11,000	10,024
[4,5]	Petroleum Co. of Trinidad & Tobago	6.000%	5/8/22	8,800	6,421
[4,5]	PF Export Receivables Master Trust	3.748%	6/1/13	1,670	1,497
[4,5]	PF Export Receivables Master Trust	6.436%	6/1/15	3,258	3,288
	Shell International Finance BV	4.000%	3/21/14	21,000	21,729
	Suncor Energy, Inc.	6.100%	6/1/18	5,000	4,510
	Transocean Inc.	6.000%	3/15/18	8,000	7,910
	Valero Energy Corp.	6.125%	6/15/17	10,000	9,304
	Valero Energy Corp.	9.375%	3/15/19	6,000	6,696
	Weatherford International Inc.	6.350%	6/15/17	3,000	2,568
	Weatherford International Inc.	6.000%	3/15/18	10,000	8,396
	Weatherford International Inc.	9.625%	3/1/19	5,000	5,381
	XTO Energy, Inc.	6.250%	4/15/13	5,000	5,211
	XTO Energy, Inc.	6.250%	8/1/17	5,000	5,056
	XTO Energy, Inc.	6.500%	12/15/18	11,250	11,430

	Other Industrial (0.1%)
	Cintas Corp.	6.000%	6/1/12	5,000	5,309

	Technology (3.5%)
	Agilent Technologies Inc.	6.500%	11/1/17	5,950	4,816
	Cisco Systems Inc.	5.500%	2/22/16	44,011	46,521
	Cisco Systems Inc.	4.950%	2/15/19	20,000	20,285
	Dell Inc.	5.625%	4/15/14	4,550	4,786
	Dell Inc.	5.650%	4/15/18	8,000	7,800
	Dun & Bradstreet Corp.	6.000%	4/1/13	9,700	9,752
	Electronic Data Systems	6.000%	8/1/13	11,325	12,157
	Equifax Inc.	6.300%	7/1/17	5,000	4,114
	Hewlett-Packard Co.	6.125%	3/1/14	35,000	38,726
	Hewlett-Packard Co.	4.750%	6/2/14	7,000	7,372
	Hewlett-Packard Co.	5.500%	3/1/18	7,000	7,341
	IBM International Group Capital	5.050%	10/22/12	25,000	26,854
	International Business Machines Corp.	5.700%	9/14/17	19,000	20,212
	International Business Machines Corp.	7.625%	10/15/18	22,500	26,781
	Intuit Inc.	5.750%	3/15/17	5,000	4,538
	Lexmark International Inc.	6.650%	6/1/18	7,000	5,408
	Nokia Corp.	5.375%	5/15/19	4,500	4,458
	Oracle Corp.	5.250%	1/15/16	23,000	23,966
	Oracle Corp.	5.750%	4/15/18	29,410	31,279
	Pitney Bowes, Inc.	5.000%	3/15/15	10,000	10,042
	Pitney Bowes, Inc.	5.750%	9/15/17	14,667	14,993
	Pitney Bowes, Inc.	6.250%	3/15/19	5,000	5,123
	Tyco Electronics Group	6.550%	10/1/17	5,000	3,850
	Xerox Corp.	5.650%	5/15/13	10,000	8,979
	Xerox Corp.	6.350%	5/15/18	10,000	7,850

	Transportation (1.2%)
	American Airlines, Inc.	6.817%	5/23/11	714	511
[4]	Burlington Northern Railroad Co. Equipment Trust	7.330%	6/23/10	515	522
	Burlington Northern Santa Fe Corp.	8.125%	4/15/20	5,000	5,499
	Canadian National Railway Co.	5.800%	6/1/16	4,000	4,113
	Continental Airlines, Inc.	6.563%	2/15/12	3,000	2,580
[4]	Continental Airlines, Inc.	6.648%	9/15/17	830	648
[4]	Continental Airlines, Inc.	6.900%	1/2/18	220	178
[4]	Continental Airlines, Inc.	9.798%	4/1/21	2,174	1,250
	CSX Corp.	7.900%	5/1/17	5,000	5,314
	CSX Corp.	7.375%	2/1/19	10,000	10,249
[4]	Delta Air Lines, Inc.	6.821%	8/10/22	2,986	2,165
[4]	Delta Air Lines, Inc.	8.021%	8/10/22	1,461	818
[5]	ERAC USA Finance Co.	7.950%	12/15/09	10,000	9,842
[5]	ERAC USA Finance Co.	8.000%	1/15/11	5,740	5,499

	Greenbrier Co. Inc.	8.375%	5/15/15	2,540	1,118
[2,4]	JetBlue Airways Corp.	1.695%	12/15/13	3,625	2,805
[2]	JetBlue Airways Corp.	1.740%	3/15/14	7,150	4,017
[2]	JetBlue Airways Corp.	1.684%	11/15/16	4,765	2,575
	Norfolk Southern Corp.	8.625%	5/15/10	10,000	10,573
[4]	Northwest Airlines Inc.	7.027%	11/1/19	5,000	3,225
	Ryder System Inc.	5.850%	3/1/14	4,000	3,935
	Ryder System Inc.	7.200%	9/1/15	5,000	4,349
	Southwest Airlines Co.	5.250%	10/1/14	11,025	10,312
[4]	Southwest Airlines Co.	6.150%	8/1/22	3,803	3,397
	Union Pacific Corp.	6.650%	1/15/11	8,223	8,678
[5]	Union Pacific Corp.	5.214%	9/30/14	6,000	5,951
	Union Pacific Corp.	5.750%	11/15/17	2,500	2,456
[4]	United Air Lines Inc.	7.186%	4/1/11	1,528	1,475
	United Parcel Service of America	5.125%	4/1/19	7,000	7,246

					3,609,300
Utilities (7.8%)
	Electric (5.7%)
[5]	AES Panama SA	6.350%	12/21/16	10,800	9,451
	American Water Capital Corp.	6.085%	10/15/17	8,750	8,029
	Appalachian Power Co.	5.650%	8/15/12	4,970	4,968
	Baltimore Gas & Electric Co.	5.900%	10/1/16	5,000	4,587
	Carolina Power & Light Co.	5.300%	1/15/19	9,985	10,086
	Columbus Southern Power	5.500%	3/1/13	10,000	9,916
	Commonwealth Edison Co.	5.950%	8/15/16	5,000	4,894
	Commonwealth Edison Co.	5.800%	3/15/18	8,000	7,645
	Connecticut Light & Power Co.	5.650%	5/1/18	4,000	4,066
	Connecticut Light & Power Co.	5.500%	2/1/19	5,000	5,032
	Consolidated Edison Co. of New York	4.875%	2/1/13	2,500	2,604
	Consolidated Edison Co. of New York	6.650%	4/1/19	6,000	6,466
	Consumers Energy Co.	6.700%	9/15/19	6,000	6,432
	Dayton Power & Light	5.125%	10/1/13	2,275	2,347
	Dominion Resources, Inc.	6.400%	6/15/18	4,000	4,078
[4]	Dominion Resources, Inc.	6.300%	9/30/66	10,990	6,479
	Duke Energy Carolinas LLC	5.750%	11/15/13	12,100	12,982
	Duke Energy Corp.	5.300%	10/1/15	6,000	6,125
	Duke Energy Ohio Inc.	5.450%	4/1/19	5,000	5,148
[5]	EDP Finance BV	6.000%	2/2/18	6,000	5,757
	Entergy Gulf States, Inc.	5.250%	8/1/15	10,000	9,075
	FirstEnergy Corp.	6.450%	11/15/11	1,120	1,153

	Florida Power Corp.	4.800%	3/1/13	5,000	5,118
	Florida Power Corp.	5.650%	6/15/18	10,000	10,572
	FPL Group Capital, Inc.	7.875%	12/15/15	14,348	16,681
[5]	FPL Group Capital, Inc.	7.590%	7/10/18	5,675	4,434
	FPL Group Capital, Inc.	6.000%	3/1/19	5,000	5,102
[4]	FPL Group Capital, Inc.	6.350%	10/1/66	10,850	7,654
	Georgia Power Co.	5.400%	6/1/18	5,000	5,030
[4,5]	GWF Energy LLC	6.131%	12/30/11	1,265	1,288
	Illinois Power Co.	6.125%	11/15/17	5,000	4,612
	Illinois Power Co.	6.250%	4/1/18	5,000	4,640
[5]	Israel Electric Corp. Ltd.	7.250%	1/15/19	1,675	1,662
[5]	ITC Holdings Corp.	6.050%	1/31/18	20,000	18,321
[5]	Korea East-West Power Co.	4.875%	4/21/11	5,000	4,990
[5]	Korea East-West Power Co.	5.250%	11/15/12	5,000	4,513
	Metropolitan Edison	7.700%	1/15/19	5,000	5,166
	MidAmerican Energy Co.	5.125%	1/15/13	9,000	9,197
	MidAmerican Energy Holdings Co.	5.750%	4/1/18	5,000	4,926
	National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/17	12,691	12,243
	National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	15,380	17,871
	Nevada Power Co.	6.500%	5/15/18	7,000	6,946
	Nevada Power Co.	7.125%	3/15/19	5,000	5,003
	Northeast Utilities	7.250%	4/1/12	4,620	4,653
	NStar Electric Co.	5.625%	11/15/17	3,000	3,115
	Ohio Power Co.	4.850%	1/15/14	5,000	4,723
	Ohio Power Co.	6.000%	6/1/16	4,000	3,863
	Pacific Gas & Electric Co.	6.250%	12/1/13	9,500	10,354
	Pacific Gas & Electric Co.	4.800%	3/1/14	13,615	14,043
	Pacific Gas & Electric Co.	8.250%	10/15/18	8,195	9,761
	PacifiCorp	5.650%	7/15/18	10,000	10,462
	PacifiCorp	5.500%	1/15/19	5,000	5,184
	PECO Energy Co.	5.950%	11/1/11	15,000	15,427
	PECO Energy Co.	4.750%	10/1/12	4,500	4,539
	Pennsylvania Electric Co.	6.050%	9/1/17	7,000	6,621
[2]	Pepco Holdings, Inc.	1.886%	6/1/10	3,075	2,884
	PG&E Corp.	5.750%	4/1/14	10,650	10,865
	Portland General Electric Co.	6.100%	4/15/19	3,000	3,019
	Potomac Electric Power	4.950%	11/15/13	5,465	5,460
[4]	PPL Capital Funding, Inc.	6.700%	3/30/67	15,000	9,286
	Progress Energy, Inc.	7.100%	3/1/11	516	545
	Progress Energy, Inc.	5.625%	1/15/16	13,082	12,733
	Progress Energy, Inc.	7.050%	3/15/19	5,000	5,119

	Public Service Co. of Colorado	5.500%	4/1/14	7,000	7,439
	Public Service Co. of Colorado	5.800%	8/1/18	5,200	5,518
	Public Service Electric & Gas	5.300%	5/1/18	3,000	2,976
	Sierra Pacific Power Co.	6.000%	5/15/16	5,000	4,789
	South Carolina Electric & Gas Co.	6.500%	11/1/18	13,105	14,302
	Southern California Edison Co.	5.750%	3/15/14	23,157	25,117
	Southern California Edison Co.	5.000%	1/15/16	4,000	4,076
	Southern California Edison Co.	5.500%	8/15/18	2,500	2,627
	Southern Co.	5.300%	1/15/12	7,000	7,381
	Southern Power Co.	4.875%	7/15/15	1,500	1,394
[5]	SP PowerAssets Ltd.	5.000%	10/22/13	15,000	15,413
	Tampa Electric Co.	6.375%	8/15/12	2,193	2,251
	TransAlta Corp.	6.650%	5/15/18	5,000	4,523
[5]	United Electric Distribution	4.700%	4/15/11	10,000	9,922
	Virginia Electric & Power Co.	5.950%	9/15/17	15,000	15,937
	Virginia Electric & Power Co.	5.400%	4/30/18	9,000	9,177
[4]	Wisconsin Energy Corp.	6.250%	5/15/67	25,000	15,335

	Natural Gas (2.1%)
	AGL Capital Corp.	7.125%	1/14/11	10,000	10,257
	Atmos Energy Corp.	4.950%	10/15/14	6,420	5,935
	Atmos Energy Corp.	8.500%	3/15/19	5,000	5,180
	El Paso Natural Gas Co.	5.950%	4/15/17	3,000	2,706
	Enbridge Energy Partners	6.500%	4/15/18	10,000	8,841
[4]	Enbridge Energy Partners	8.050%	10/1/37	3,280	1,794
	Enbridge Inc.	5.800%	6/15/14	10,000	9,584
	Energy Transfer Partners LP	6.700%	7/1/18	5,000	4,829
	Energy Transfer Partners LP	9.000%	4/15/19	5,000	5,569
	Enterprise Products Operating LP	5.650%	4/1/13	16,975	16,629
[4]	Enterprise Products Operating LP	8.375%	8/1/66	5,850	4,029
	Equitable Resources Inc.	6.500%	4/1/18	15,000	13,053
[5]	Florida Gas Transmission	7.625%	12/1/10	5,000	5,056
[5]	Florida Gas Transmission	7.900%	5/15/19	5,000	4,958
[5]	Gulf South Pipeline Co.	6.300%	8/15/17	7,000	6,054

[5]	Gulfstream Natural Gas Systems	5.560%	11/1/15	8,500	7,575
	KeySpan Gas East Corp.	7.875%	2/1/10	10,000	10,443
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	5,000	4,686
	National Grid PLC	6.300%	8/1/16	7,000	6,757
[5]	NGPL Pipeco LLC	7.119%	12/15/17	10,000	9,844
	Northwest Pipeline Corp.	5.950%	4/15/17	10,000	9,216
	ONEOK Partners, LP	6.150%	10/1/16	10,000	8,794
	Panhandle Eastern Pipeline	6.200%	11/1/17	5,000	4,421
	Plains All American Pipeline LP	4.750%	8/15/09	2,850	2,842
[2,5]	Rockies Express Pipeline LLC	5.100%	8/20/09	10,000	9,980
	Southern California Gas Co.	5.500%	3/15/14	8,179	8,876
[4]	Southern Union Co.	7.200%	11/1/66	5,175	2,769
	Teppco Partners, LP	6.650%	4/15/18	20,000	17,582
	Trans-Canada Pipelines	6.500%	8/15/18	5,000	5,220
	Trans-Canada Pipelines	7.125%	1/15/19	5,000	5,491
[4]	Trans-Canada Pipelines	6.350%	5/15/67	4,000	2,520

					805,612
Total Corporate Bonds (Cost $9,737,898)					9,114,559
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
	China Development Bank	5.000%	10/15/15	1,500	1,565
[5]	Codelco Inc.	4.750%	10/15/14	4,000	3,950
	Corp. Andina de Fomento	6.875%	3/15/12	4,225	4,268
	Corp. Andina de Fomento	5.200%	5/21/13	5,000	4,734
[5]	Emirate of Abu Dhabi	6.750%	4/8/19	5,000	5,107
	Export-Import Bank of Korea	5.500%	10/17/12	12,700	12,576
[5]	Gaz Capital SA	6.212%	11/22/16	7,800	5,967
[5]	Industrial Bank of Korea	7.125%	4/23/14	2,700	2,654
	Korea Development Bank	8.000%	1/23/14	5,000	5,255
[5]	Korea Highway Corp.	4.875%	4/7/14	5,000	4,353
[5]	Mubadala Development Co.	7.625%	5/6/19	11,000	10,921
[4]	Pemex Finance Ltd.	9.690%	8/15/09	1,500	1,506
	Pemex Project Funding Master Trust	5.750%	3/1/18	5,000	4,525
	Petrobras International Finance	9.125%	7/2/13	3,937	4,724
	Petrobras International Finance	7.750%	9/15/14	400	448
	Petrobras International Finance	7.875%	3/15/19	3,000	3,225
[5]	Petroleos Mexicanos	8.000%	5/3/19	3,000	3,090

[4,5]	Petroleum Export/Cayman	5.265%	6/15/11	1,447	1,238
[5]	Petronas Capital Ltd.	7.000%	5/22/12	15,000	16,297
[5]	Petronas Capital Ltd.	7.875%	5/22/22	10,000	11,088
[4,5]	Ras Laffan Liquefied Natural Gas Co.	3.437%	9/15/09	1,028	1,022
[4,5]	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	15,020	13,087
	Republic of Colombia	7.375%	3/18/19	5,000	5,250
	Republic of Korea	4.250%	6/1/13	9,325	9,110
	Republic of Korea	7.125%	4/16/19	3,000	3,090
	Republic of Panama	7.250%	3/15/15	7,500	8,044
[5]	Societe Financement de l'Economie Francaise	3.375%	5/5/14	1,000	994
	State of Israel	5.125%	3/26/19	15,000	14,891
[5]	State of Qatar	6.550%	4/9/19	5,000	5,165
[5]	Taqa Abu Dhabi National Energy Co.	5.875%	10/27/16	4,000	3,697
[5]	Taqa Abu Dhabi National Energy Co.	6.165%	10/25/17	10,000	9,188
[5]	Trans Capital Investment	5.670%	3/5/14	15,450	12,437
Total Sovereign Bonds (Cost $200,637)					193,466
Taxable Municipal Bonds (0.5%)
	California GO	5.950%	4/1/16	5,000	5,232
	Duke Univ.	5.150%	4/1/19	3,000	3,031
[2]	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	1.231%	10/15/12	14,210	12,794
	John Hopkins Univ.	5.250%	7/1/19	10,000	9,911
	New York City NY IDA Special Fac. Rev. (American Airlines Inc. J.F.K International Project)	7.500%	8/1/16	1,825	1,506
	President and Fellows of Harvard College	6.000%	1/15/19	5,000	5,390
	Princeton Univ.	4.950%	3/1/19	5,500	5,557
	Stanford Univ.	4.750%	5/1/19	5,000	4,994
	Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	9,870	5,527
Total Taxable Municipal Bonds (Cost $59,759)					53,942
Tax-Exempt Municipal Bonds (0.2%)
California (0.2%)
	California GO CP (Cost $22,000)	5.000%	6/2/09	22,000	22,090

				Shares
Preferred Stocks (0.3%)
	Aspen Insurance Holdings	7.401%		76,950	1,077
	Axis Capital Holdings	7.500%		50,000	2,351
	Bank of America Corp.	1.250%		44,600	397

	Bank of America Corp.	5.908%	213,775	2,012
	Goldman Sachs Group, Inc.	6.050%	582,000	8,020
[6]	Lehman Brothers Holdings Cvt.	0.00%	8,740	7
	Santander Financial	6.800%	117,650	1,739
	Southern California Edison Co.	5.349%	211,400	16,376
	SunTrust Banks, Inc.	6.224%	105,500	1,053
	Zions Bancorp	4.000%	86,350	643
Total Preferred Stocks (Cost $65,721)				33,675
Temporary Cash Investments (4.0%)
Money Market Fund (4.0%)
[7]	Vanguard Market Liquidity Fund (Cost $412,620)	0.355%	412,620,280	412,620
Total Investments (102.0%) (Cost $11,161,091)				10,500,537
Other Assets and Liabilities-Net (-2.0%)				(205,679)
Net Assets (100%)				10,294,858

1	Securities with a value of $15,488,000 have been segregated as initial margin for open futures contracts.
2	Adjustable-rate security.
3	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of these securities was $896,313,000, representing 8.7% of net assets.

6	Non-income-producing security--security in default.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
8	Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the temporary Liquidity Guarantee Program.
CP—Commercial Paper.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At April 30, 2009, the cost of investment securities for tax purposes was $11,161,610,000. Net unrealized depreciation of investment securities for tax purposes was $661,073,000, consisting of unrealized gains of $179,962,000 on securities that had risen in value since their purchase and $841,035,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At April 30, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	5,167	624,884	(4,027)
5-Year U.S. Treasury Note	1,068	125,106	(547)
2-Year U.S. Treasury Note	(274))	59,608	(43)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund may invest in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific bond issuer. The fund has purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. The fund has also sold credit protection through credit default swaps, to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, an upfront payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional principal amount. If the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically-settle or cash-settle the swap contract. If the swap is physically-settled, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount. If the swap is cash-settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for debt instruments of the relevant reference entity, as determined either in a market auction for credit default swaps of such reference entity or pursuant to a pre-agreed valuation procedure.

The fund has entered into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash-settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract. The primary risks associated with selling credit protection are that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash-settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty.

Credit Default Swaps

Reference Entity	Termination Date	Counter-party[1]	Notional Amount ($000)	Up-front Premium Received (Paid) ($000)	Periodic Premium Received (Paid)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold/Moody’s Rating
Burlington Northern Santa Fe Corp./Baa1	6/20/12	DBS	5,000	-	0.400%	(30)
Johnson & Johnson/Aaa	9/20/12	UBS	2,160	-	0.080%	(23)
Johnson & Johnson/Aaa	9/20/12	GS	5,400	-	0.070%	(59)
HSBC/Aa3	3/20/14	BA	28,000	-	6.200%	(1,145)
HSBC/Aa3	6/20/14	GS	30,000	3,496	5.000%	707
Credit Protection Purchased
Morgan Stanley	9/20/18	UBS	10,000		2.000%	835
Morgan Stanley	9/20/18	BA	10,000	(1,146)	1.000%	522
Marsh & McLennan Cos., Inc.	6/20/14	DBS	10,000	141	1.000%	4
						811

Interest Rate Swaps
			Fixed	Floating
			Interest	Interest	Unrealized
		Notional	Rate	Rate	Appreciation
		Amount	Received	Received	(Depreciation)
Termination Date	Counterparty[1]	($000)	(Paid)	(Paid)	($000)
9/15/10	WB	1,000	0.980%	(0.450%)[2]	1
9/30/10	BZW	9,285	3.440%	(1.230%)[3]	282
10/6/10	WB	8,165	1.640%	(1.170%)[3]	43
11/6/10	BZW	10,550	1.350%	(0.490%)[2]	59
11/6/10	BZW	10,550	1.350%	(0.490%)[2]	58
11/6/10	GS	10,550	1.360%	(0.490%)[2]	60
11/6/10	WB	10,550	1.360%	(0.490%)[2]	60
12/15/10	WB	8,300	1.020%	(0.450%)[2]	-
1/15/11	WB	17,050	1.030%	(0.450%)[2]	(13)
6/15/11	GS	3,125	1.320%	(0.450%)[2]	3
6/15/11	WB	650	1.320%	(0.450%)[2]	1
7/15/11	WB	2,200	1.270%	(0.450%)[2]	(2)
7/15/11	GS	25,900	1.240%	(0.450%)[2]	(41)
7/15/11	JPM	25,000	1.210%	(0.450%)[2]	(57)
7/15/11	JPM	7,125	1.290%	(0.450%)[2]	(3)
7/15/11	WB	7,900	1.320%	(0.450%)[2]	1
9/15/11	WB	3,100	1.410%	(0.450%)[2]	-
10/6/11	WB	9,300	1.720%	(0.490%)[2]	62
10/6/11	BZW	9,300	1.720%	(0.490%)[2]	63
10/15/11	WB	2,375	1.510%	(0.400%)[2]	3
12/6/11	WB	6,700	2.020%	(1.260%)[3]	45
5/15/12	GS	2,100	1.710%	(0.420%)[2]	(3)
7/1/12	WB	9,000	1.710%	(0.510%)[2]	(27)
7/15/12	WB	19,800	1.600%	(0.450%)[2]	(140)
7/15/12	GS	14,980	1.610%	(0.450%)[2]	(99)
7/15/12	GS	8,000	1.730%	(0.450%)[2]	(22)
8/16/12	BZW	19,200	1.730%	(0.450%)[2]	(75)
9/6/12	GS	55,556	2.070%	(0.490%)[2]	353
9/6/12	BA	55,556	2.070%	(0.490%)[2]	341

10/15/12	WB	2,460	1.800%	(0.460%)[2]	(10)
10/15/12	GS	59,479	1.820%	(0.400%)[2]	(182)
10/20/12	BZW	9,000	1.760%	(0.450%)[2]	(49)
11/15/12	GS	10,100	1.800%	(0.450%)[2]	(52)
11/15/12	BZW	6,200	1.950%	(0.400%)[2]	-
12/6/12	BZW	23,500	2.330%	(1.260%)[3]	141
3/15/13	WB	11,750	1.900%	(0.450%)[2]	(75)
8/15/13	WB	5,600	1.970%	(0.450%)[2]	(54)
9/16/13	GS	7,850	2.290%	(0.980%)[3]	(33)
11/17/13	JPM	3,600	2.170%	(0.450%)[2]	(18)
12/1/13	GS	44,608	2.580%	(1.200%)[3]	253
12/1/13	WB	41,858	2.580%	(1.200%)[3]	239
12/1/13	GS	41,858	2.580%	(1.200%)[3]	240
1/6/14	WB	10,000	2.430%	(0.490%)[2]	46
3/6/14	GS	24,902	2.450%	(0.490%)[2]	83
5/15/14	GS	1,250	2.300%	(0.450%)[2]	(8)
					1,474

1 BA-Bank of America.
BZW-Barclays Capital Inc.
DBS-Deutsche Bank Securities.
GS-Goldman Sachs Capital Markets.
JPM-JPMorgan Chase.
WB-Wachovia Bank, N.A.
UBS-UBS AG
[2]Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
[3]Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of April 30, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)	Swap Contracts ($000)
Level 1- Quoted prices	446,295	(4,617)	-
Level 2- Other significant observable inputs	10,054,242	-	2,285
Level 3- Significant unobservable inputs	-	-	-
Total	10,500,537	(4,617)	2,285

Item 2:	Controls and Procedures.

(a)

Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS
/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	June 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS
/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	June 16, 2009

VANGUARD FIXED INCOME SECURITIES FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date:	June 16, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.